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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                     811-05426
        ------------------------------------------------


                              AIM Investment Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

       Robert H. Graham 11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:     (713) 626-1919
                                                     ---------------------------

Date of fiscal year end:     10/31
                         ---------------

Date of reporting period:   4/30/03
                           -------------

               SEMIANNUAL REPORT TO SHAREHOLDERS / APRIL 30, 2003

                           AIM DEVELOPING MARKETS FUND

                                 (COVER IMAGE)

                      (AIM INVESTMENTS LOGO APPEARS HERE)

                                 --Servicemark--

                    YOUR GOALS. OUR SOLUTIONS.--Servicemark--

        AIM Developing Markets Fund seeks to provide long-term growth of capital with a secondary investment objective of income. The fund seeks to meet its objectives by investing, normally, at least 80% of its assets in securities of companies that are in developing markets.

                NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

            This report may be distributed only to shareholders or to persons who have received a current prospectus of the fund.

FUND DATA

================================================================================
TOP COUNTRIES

As of 4/30/03
--------------------------------------------------------------------------------

                                  (PIE CHART)

TAIWAN                        10.7%
SOUTH KOREA                   19.7%
OTHER                         19.0%
MALAYSIA                       3.7%
THAILAND                       4.2%
INDIA                          5.0%
UNITED KINGDOM                 5.3%
SOUTH AFRICA                   6.1%
RUSSIA                         7.5%
MEXICO                         8.3%
BRAZIL                        10.5%

TOTAL NUMBER OF HOLDINGS*             76

TOTAL NET ASSETS          $163.4 MILLION

================================================================================


================================================================================
AVERAGE ANNUAL TOTAL RETURNS

As of 4/30/03, including sales charges


CLASS A SHARES
Inception (1/11/94)            -5.64%
 5 Years                      -10.04
 1 Year                       -20.52

CLASS B SHARES
Inception (11/3/97)            -9.13%
 5 Years                      -10.07
 1 Year                       -21.19

CLASS C SHARES
Inception (3/1/99)             -0.45%
 1 Year                       -17.89

In addition to returns as of the close of the reporting period, industry regulations require us to provide average annual total returns (including sales charges) as of 3/31/03, the most recent calendar quarter-end, which were: Class A shares, inception (1/11/94), -6.64%; five years, -11.34%; one year, -27.37%.
Class B shares, inception (11/3/97); -10.79%; five years; -11.36%; one year, -27.94%. Class C shares, inception (3/1/99); -2.68%; one year, -25.02%.

================================================================================

================================================================================

FUND VS. INDEXES

Total Returns 10/31/02-4/30/03
excluding sales charges

CLASS A SHARES                     6.17%
CLASS B SHARES                     5.80
CLASS C SHARES                     5.81
MSCI EMERGING MARKETS FREE INDEX
(Broad Market Index)               5.93
Lipper Emerging Markets Fund Index
(Peer Group Index)                 7.21

Source: Lipper, Inc.

Past performance cannot guarantee comparable future results. DUE TO SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

================================================================================

==========================================================================================================
TOP 10 EQUITY HOLDINGS*                                 TOP 10 INDUSTRIES*
----------------------------------------------------------------------------------------------------------
  1. Anglo American PLC (United Kingdom)       5.3%       1. Banks                                   19.4%

  2. Taiwan Semiconductor Manufacturing Co.               2. Integrated Oil & Gas                     8.6
     Ltd.-Equity Participation Ctfs. (Taiwan)  4.2
                                                          3. Integrated Telecommunication Services    7.8
  3. Kookmin Bank-ADR (South Korea)            3.6
                                                          4. Wireless Telecommunication Services      6.6
  4. YUKOS-ADR (Russia)                        3.0
                                                          5. Semiconductors                           5.4
  5. Samsung Electronic Co., Ltd.-GDR REGS
     (South Korea)                             2.5        6. Diversified Metals & Mining              5.3

  6. India Consumer & Financials Index-Equity             7. Electronic Equipment & Instruments       5.0
     Participation Ctfs. (India)               2.3
                                                          8. Casinos & Gambling                       4.2
  7. Fomento Economico Mexicano,
     S.A. de C.V.-ADR (Mexico)                 2.3        9. Diversified Financial Services           3.6

  8. Mobile Telesystems-ADR (Russia)           2.3       10. Computer Hardware                        3.0

  9. Chinatrust Commercial Bank-Equity
     Participation Ctfs. (Taiwan)              2.3

 10. Teva Pharmaceutical Industries Ltd.-ADR
     (Israel)                                  2.2

*Excludes money market fund holdings.

The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.
==========================================================================================================

ABOUT FUND INFORMATION THROUGHOUT THIS REPORT:

o Unless otherwise stated, information presented here is as of 4/30/03 and is based on total net assets.

o Effective May 23, 2003, after the close of the reporting period, the portfolio management team for AIM Developing Markets Fund is as follows:
   Shuxin Cao, Borge Endresen, Clas G. Olsson and Barrett K. Sides.

o AIM Developing Markets Fund's performance figures are historical, and they reflect fund expenses, the reinvestment of distributions and changes in net asset value.

o When sales charges are included in performance figures, Class A share performance reflects the maximum 4.75% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's share classes will differ due to different sales charge structures and class expenses.

o Had the advisor not waived fees and/or reimbursed expenses, returns would have been lower.

o International investing presents certain risks not associated with investing solely in the United States. These include risks relating to fluctuations in the value of the U.S. dollar relative to the values of other currencies, the custody arrangements made for the fund's foreign holdings, differences in accounting, political risks and the lesser degree of public information required to be provided by non-U.S. companies.

o The fund may participate in the initial public offering (IPO) market in some market cycles. Because of the fund's small asset base, any investment the fund may make in IPOs may significantly affect the fund's total return. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return.

o Investing in emerging markets involves greater risk and potential reward than investing in more established markets.

o Investing in small and mid-size companies may involve risks not associated with more established companies. Also, small companies may have business risk, significant stock-price fluctuations and illiquidity.

o The fund is nondiversified, which may increase risks as well as potential rewards. This means that with respect to 50% of its assets, the fund may invest more than 5% of its assets in securities of any one issuer.

o The fund can invest in higher yielding, lower rated corporate bonds, commonly known as junk bonds, which have a greater risk of price fluctuation and loss of principal than do U.S. government securities (such as U.S. Treasury bills, notes and bonds), for which the government guarantees the repayment of principal and interest if held to maturity.

o The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

o In the Schedule of Investments in this report, the fund's portfolio holdings are organized according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

ABOUT INDEXES AND OTHER PERFORMANCE  BENCHMARKS CITED IN THIS REPORT:

o The unmanaged MSCI Emerging Markets Free Index is a group of securities from emerging markets tracked by Morgan Stanley Capital International. A "free" index represents actual buyable opportunities for global investors.

o The unmanaged Lipper Emerging Markets Fund Index represents an average of the 30 largest emerging markets funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

o A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not include sales charges. Performance of an index of funds reflects fund expenses. Performance of a market index does not.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-959-4246, or on the AIM Web site, aiminvestments.com.

FOR MORE INFORMATION, PLEASE VISIT aiminvestments.com.

TO OUR SHAREHOLDERS


                    Dear Shareholder:

[PHOTO OF           This is the report on AIM Developing Markets Fund for the
ROBERT H.           six months ended April 30, 2003. You will note that we have
GRAHAM]             adopted a more concise format for our semiannual reports.
                    Important information such as top holdings and performance as of the close of the reporting period appear on the opposite page. This letter will provide an overview of the markets and your fund during the six months covered by this report. As always, timely information about your fund and the markets in general is available at our Web site, aiminvestments.com.

                    MARKET CONDITIONS

                    International markets, as measured by the unmanaged MSCI Europe, Australasia and the Far East Index (the EAFE--Registered Trademark), a group of foreign securities tracked by Morgan Stanley Capital International, produced negative returns for the first quarter of 2003. International markets, however, rallied in April. This rally helped push international market returns into positive territory for the six-month reporting period.

   European markets rallied toward the close of the reporting period, with the MSCI (Morgan Stanley Capital International) Europe Index, often considered representative of the European equity market, gaining 13.49% in April. In European monetary affairs, the European Central Bank (ECB) cut its benchmark interest rate 25 basis points to 2.50% in March. It remained at that level as the reporting period closed.

   As widely discussed, in Asia, the epidemic of severe acute respiratory syndrome (SARS) dealt a blow to local economies. However, the MSCI All Country
(AC) Asia Pacific Free ex-Japan Index, a group of developed and emerging Asian and Asia-Pacific markets (except Japan) covered by Morgan Stanley Capital International, rallied in April and was positive for the six-month reporting period.

   On the currency front, the U.S. dollar was weak compared to many foreign currencies. In particular, the euro showed strength as it appreciated nearly 13% against the dollar during the reporting period. Other notable currencies that gained ground on the dollar included the Australian dollar, Swiss franc, British pound and Canadian dollar.

YOUR FUND

Like the MSCI Emerging Markets Free Index, an unmanaged group of securities from emerging markets tracked by Morgan Stanley Capital International, AIM Developing Markets Fund Class A shares, at net asset value, posted positive returns for the six months ended April 30, 2003. Throughout the reporting period, fund managers Christine Rowley and Mike Kerley sought to identify companies, that in their view, had the potential for above-average long-term growth in earnings and prospects for future growth.

   As of April 30, 2003, the fund had its largest exposure in financials, telecommunications services and materials. Over the course of the reporting period, the fund's exposure to financials and energy sectors increased, while its weighting in consumer discretion and telecommunications services sectors decreased. The fund had 76 holdings at the end of the reporting period.

IN CLOSING

I thank you for your continued participation in AIM Developing Markets Fund, and I look forward to reporting to you again in six months. If you have any questions, please consult your financial advisor to help you with your investment choices. As always, members of our award-winning Client Services department are ready to help. They can be reached at 800-959-4246.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman
April 30, 2003


================================================================================

                           ON THE CURRENCY FRONT, THE

                          U.S. DOLLAR WAS WEAK COMPARED

                           TO MANY FOREIGN CURRENCIES.

                                ROBERT H. GRAHAM

================================================================================

FINANCIALS

SCHEDULE OF INVESTMENTS

April 30, 2003
(Unaudited)

                                                                MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------
FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-95.15%

ARGENTINA-0.00%

Banco Hipotecario S.A.-Wts., expiring
  02/02/04 (Banks) (Acquired 01/28/99; Cost
  $30,850)(a)(b)(c)(d)                                 617   $          0
=========================================================================

BRAZIL-10.54%

Brasil Telecom Participacoes S.A.-ADR
  (Integrated Telecommunication Services)           16,300        577,020
-------------------------------------------------------------------------
Brasil Telecom Participacoes S.A.-Pfd.
  (Integrated Telecommunication Services)      354,771,000      2,498,387
-------------------------------------------------------------------------
Companhia Siderurgica Nacional S.A. (Steel)     53,676,000      1,063,932
-------------------------------------------------------------------------
Petroleo Brasileiro S.A.-ADR (Integrated Oil
  & Gas)                                           197,800      3,384,358
-------------------------------------------------------------------------
Tele Centro Oeste Celular Participacoes
  S.A.-ADR (Wireless Telecommunication
  Services)                                        256,200      1,439,844
-------------------------------------------------------------------------
Tele Norte Leste Participacoes S.A.-ADR
  (Integrated Telecommunication Services)          292,234      3,170,739
-------------------------------------------------------------------------
Telesp Celular Participacoes S.A.-Pfd.
  (Wireless Telecommunication Services)        760,769,000      1,165,589
-------------------------------------------------------------------------
Uniao de Bancos Brasileiros S.A.-GDR (Banks)       102,916      1,867,925
-------------------------------------------------------------------------
Votorantim Celulose e Papel S.A.-ADR (Paper
  Products)                                         52,254        992,826
-------------------------------------------------------------------------
Votorantim Celulose e Papel S.A.-Pfd. (Paper
  Products)                                     28,087,000      1,070,413
=========================================================================
                                                               17,231,033
=========================================================================

CHINA-2.06%

Anhui Conch Cement Co. Ltd.-Class H
  (Construction Materials)                       2,702,000      1,247,229
-------------------------------------------------------------------------
China Petroleum and Chemical Corp. (Sinopec)-
  Class H (Integrated Oil & Gas)                10,700,000      2,112,821
=========================================================================
                                                                3,360,050
=========================================================================

CZECH REPUBLIC-0.81%

Komercni Banka A.S.-GDR (Banks)                     57,700      1,326,523
=========================================================================

EGYPT-0.58%

Orascom Construction Industries (Construction
  & Engineering)                                   139,106        954,406
=========================================================================

HONG KONG-1.00%

Swire Pacific Ltd.-Class A (Multi-Sector
  Holdings)                                        414,000      1,640,287
=========================================================================

HUNGARY-1.24%

OTP Bank Rt.-GDR REGS (Banks) (Acquired
  01/14/03-04/15/03; Cost $1,986,493)(a)            94,300      2,034,994
-------------------------------------------------------------------------

                                                                MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------

HUNGARY - (CONTINUED)

Technoimpex (Multi-Sector Holdings)(b)(c)(e)         1,400              0
=========================================================================
                                                                2,034,994
=========================================================================

INDIA-4.97%

Bharti Televentures Ltd.-Equity Participation
  Ctfs., expiring 01/30/04 (Goldman Sachs)
  (Integrated Telecommunication Services)(e)     1,100,000   $    785,400
-------------------------------------------------------------------------
HDFC Bank Ltd.-ADR (Banks)                          46,261        757,755
-------------------------------------------------------------------------
India Consumer & Financials Index-Equity
  Participation Ctfs., expiring 02/06/04
  (Goldman Sachs) (Diversified Financial
  Services) (Acquired 01/30/03-04/17/03; Cost
  $4,182,495)(a)(e)                                  3,374      3,825,812
-------------------------------------------------------------------------
India Technology Index-Equity Participation
  Ctfs., expiring 02/06/04 (Goldman Sachs)
  (Computer Hardware) (Acquired 01/30/03;
  Cost $1,929,572)(a)(e)                             7,910      1,298,189
-------------------------------------------------------------------------
Tata Engineering & Locomotive Co. Ltd.-Equity
  Participation Ctfs., expiring 01/05/04
  (Salomon Smith Barney) (Construction, Farm
  Machinery & Heavy Trucks) (Acquired
  03/19/03; Cost $1,472,953)(a)(e)                 453,300      1,448,747
=========================================================================
                                                                8,115,903
=========================================================================

INDONESIA-3.22%

PT Astro Agro Lestari TBK (Agricultural
  Products)                                      6,400,000      1,125,007
-------------------------------------------------------------------------
PT Bank Pan Indonesia TBK (Banks)(e)            54,000,000      1,462,740
-------------------------------------------------------------------------
PT Telekomunikusi Indonesia (Integrated
  Telecommunication Services)                    5,661,500      2,675,598
=========================================================================
                                                                5,263,345
=========================================================================

ISRAEL-2.63%

NICE Systems Ltd.-ADR (Telecommunications
  Equipment)(e)                                     59,100        721,020
-------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR
  (Pharmaceuticals)                                 76,600      3,577,220
=========================================================================
                                                                4,298,240
=========================================================================

LUXEMBOURG-0.99%

Tenaris S.A.-ADR (Oil & Gas Equipment &
  Services)(e)                                      68,768      1,616,048
=========================================================================

MALAYSIA-3.69%

Genting Berhad (Casinos & Gambling)                761,000      2,403,158
-------------------------------------------------------------------------
IOI Corp. Berhad (Agricultural Products)         1,098,000      1,459,184
-------------------------------------------------------------------------
Tanjong Public Ltd. Co. (Casinos & Gambling)       881,000      2,167,724
=========================================================================
                                                                6,030,066
=========================================================================

MEXICO-8.33%

Alfa S.A.-Class A (Industrial Conglomerates)       802,000      1,371,241
-------------------------------------------------------------------------

                                                                MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------
MEXICO-(CONTINUED)

America Movil S.A. de C.V.-Series L-ADR
  (Wireless Telecommunication Services)            155,800   $  2,612,766
-------------------------------------------------------------------------
Cemex S.A. de CV-Wts., expiring 12/21/04
  (Construction Materials) (Acquired
  12/16/99; Cost $7,704)(a)(b)(d)                   22,000          7,287
-------------------------------------------------------------------------
Fomento Economico Mexicano, S.A. de C.V.-ADR
  (Soft Drinks)                                     99,424      3,774,135
-------------------------------------------------------------------------
Grupo Financiero BanCrecer S.A. de
  C.V.-Series B (Diversified Financial
  Services)(e)                                           1              0
-------------------------------------------------------------------------
Grupo Financiero Banorte S.A. de C.V.-Class O
  (Banks)                                          492,000      1,372,299
-------------------------------------------------------------------------
Grupo Financiero BBVA Bancomer, S.A. de C.V.-
  Class B (Banks)(e)                             2,054,490      1,791,386
-------------------------------------------------------------------------
Grupo Posadas S.A.-Series L (Hotels, Resorts
  & Cruise Lines)(e)                               202,300         71,543
-------------------------------------------------------------------------
Grupo Televisa S.A.-ADR (Broadcasting & Cable
  TV)(e)                                            86,028      2,610,090
=========================================================================
                                                               13,610,747
=========================================================================

PHILIPPINES-0.48%

SM Prime Holdings, Inc. (Real Estate
  Management & Development)                      8,378,000        782,319
=========================================================================

RUSSIA-7.49%

LUKOIL Holding-ADR (Integrated Oil & Gas)           51,858      3,569,905
-------------------------------------------------------------------------
Mobile Telesystems-ADR (Wireless
  Telecommunication Services)(e)                    78,300      3,758,400
-------------------------------------------------------------------------
YUKOS-ADR (Integrated Oil & Gas)                    28,000      4,914,000
=========================================================================
                                                               12,242,305
=========================================================================

SOUTH AFRICA-6.08%

Anglo American Platinum Corp. Ltd. (Precious
  Metals & Minerals)                                62,300      1,748,604
-------------------------------------------------------------------------
Barloworld Ltd. (Industrial Conglomerates)         121,900        836,069
-------------------------------------------------------------------------
Gold Fields Ltd. (Gold)                            178,700      1,816,946
-------------------------------------------------------------------------
Impala Platinum Holdings Ltd. (Precious
  Metals & Minerals)                                37,101      1,837,643
-------------------------------------------------------------------------
Sappi Ltd. (Paper Products)                         78,800        974,673
-------------------------------------------------------------------------
Standard Bank Group (Banks)                        677,900      2,723,464
=========================================================================
                                                                9,937,399
=========================================================================

SOUTH KOREA-19.71%

Daishin Securities Co.-Pfd. (Diversified
  Financial Services)                              378,300      2,136,795
-------------------------------------------------------------------------
Hyundai Development Co. (Construction &
  Engineering)                                     254,000      1,627,106
-------------------------------------------------------------------------
Kangwon Land Inc. (Casinos & Gambling)              25,500      2,330,589
-------------------------------------------------------------------------
Kookmin Bank-ADR (Banks)                           211,883      5,837,377
-------------------------------------------------------------------------
KT Corp.-ADR (Integrated Telecommunication
  Services)                                        149,300      3,021,832
-------------------------------------------------------------------------
POSCO-ADR (Steel)                                  138,900      2,854,395
-------------------------------------------------------------------------

                                                                MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------
SOUTH KOREA-(CONTINUED)

Samsung Electronics Co., Ltd.-GDR REGS
  (Electronic Equipment & Instruments)
  (Acquired 07/25/01-01/02/02; Cost
  $1,574,373)(a)(b)                                 44,200   $  2,709,460
-------------------------------------------------------------------------
Samsung Electronics Co., Ltd.-GDR REGS
  (Electronic Equipment & Instruments)
  (Acquired 11/03/00-08/29/01; Cost
  $2,632,053)(a)(b)                                 32,023      4,006,077
-------------------------------------------------------------------------
Samsung Electronics Co., Ltd.-Pfd.
  (Electronic Equipment & Instruments)              11,300      1,386,332
-------------------------------------------------------------------------
Shinhan Financial Group Co., Ltd. (Banks)          292,760      2,892,647
-------------------------------------------------------------------------
Shinsegae Co., Ltd. (Department Stores)(e)          13,600      1,623,714
-------------------------------------------------------------------------
SK Telecom Co., Ltd.-ADR (Wireless
  Telecommunication Services)                      118,092      1,794,998
=========================================================================
                                                               32,221,322
=========================================================================

TAIWAN-10.73%

Asustek Computer, Inc.-GDR (Computer
  Hardware)(e)                                     664,000      1,334,640
-------------------------------------------------------------------------
Chinatrust Commercial Bank-Equity
  Participation Ctfs., expiring 07/18/03 (ABN
  AMRO) (Banks) (Acquired 07/19/02-09/20/02;
  Cost $3,985,611)(a)(b)(e)                      4,782,580      3,732,804
-------------------------------------------------------------------------
Hon Hai Precision Industry Co., Ltd.-GDR REGS
  (Computer Storage & Peripherals) (Acquired
  08/14/02-03/10/03; Cost $1,511,234)(a)           205,105      1,327,029
-------------------------------------------------------------------------
MediaTek Inc.-Equity Participation Ctfs.,
  expiring 01/17/06 (Salomon Smith Barney)
  (Semiconductors) (Acquired
  03/10/03-04/18/03; Cost $1,877,823)(a)(e)        239,400      1,961,644
-------------------------------------------------------------------------
Quanta Computers Inc.-Equity Participation
  Ctfs., expiring 01/08/04 (UBS A.G.)
  (Computer Hardware)(e)                         1,306,900      2,274,006
-------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd.-
  Equity Participation Ctfs., expiring
  01/14/05 (ABN AMRO) (Semiconductors)
  (Acquired 01/02/03-03/10/03; Cost
  $6,485,394)(a)(e)                              5,035,058      6,906,086
=========================================================================
                                                               17,536,209
=========================================================================

THAILAND-4.16%

Bangkok Bank Public Co. Ltd.-NVDR
  (Banks)(c)(e)                                  2,869,000      3,520,451
-------------------------------------------------------------------------
Siam Commercial Bank PCL-$1.37 Conv. Pfd.
  (Banks)                                        3,103,400      2,466,182
-------------------------------------------------------------------------
Siam Panich Leasing PCL-NVDR (Consumer
  Finance)(c)                                    1,086,100        805,976
=========================================================================
                                                                6,792,609
=========================================================================

TURKEY-1.18%

Haci Omer Sabanci Holding A.S. (Multi-Sector
  Holdings)                                    481,759,257      1,084,766
-------------------------------------------------------------------------
Koc Holding A.S. (Multi-Sector Holdings)(e)     83,299,000        840,705
=========================================================================
                                                                1,925,471
=========================================================================

                                                                MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------

UNITED KINGDOM-5.26%

Anglo American PLC (Diversified Metals &
  Mining)                                          593,200   $  8,602,306
=========================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $143,727,010)                           155,521,582
=========================================================================
                                                PRINCIPAL
                                                 AMOUNT

BONDS-0.00%

BRAZIL-0.00%

Companhia Vale Do Rio Doce, Non Conv. Bonds
  (Diversified Metals & Mining), 0.00%,
  12/31/09 (Cost $0)(c)(f)(g)             BRL          276              0
=========================================================================
                                                 SHARES

MONEY MARKET FUNDS-4.63%

STIC Liquid Assets Portfolio(h)                  3,789,271      3,789,271
-------------------------------------------------------------------------
STIC Prime Portfolio(h)                          3,789,271      3,789,271
=========================================================================
    Total Money Market Funds (Cost
      $7,578,542)                                               7,578,542
=========================================================================
TOTAL INVESTMENTS-99.78% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost $151,305,552)                 163,100,124
=========================================================================

                                                                MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-7.13%

STIC Liquid Assets Portfolio(h)(i)               5,824,736   $  5,824,736
-------------------------------------------------------------------------
STIC Prime Portfolio(h)(i)                       5,824,736      5,824,736
=========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $11,649,472)                                       11,649,472
=========================================================================
TOTAL INVESTMENTS-106.91% (Cost $162,955,024)                 174,749,596
=========================================================================
OTHER ASSETS LESS LIABILITIES-(6.91%)                         (11,300,962)
=========================================================================
NET ASSETS-100.00%                                           $163,448,634
_________________________________________________________________________
=========================================================================

Investment Abbreviations:

ADR    - American Depositary Receipt
BRL    - Brazilian Dollars
Conv.  - Convertible
Ctfs   - Certificates
GDR    - Global Depositary Receipt
NVDR   - Non-voting Depository Receipt
Pfd.   - Preferred
REGS   - Regulation S
Wts.   - Warrants

Notes to Schedule of Investments:

(a) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 04/30/03 was $29,258,129, which represented 17.90% of the Fund's net assets.
(b) Security considered to be illiquid. The aggregate market value of these securities at 04/30/03 was $10,455,628 which represented 6.40% of the Fund's net assets.
(c) Security fair valued in accordance with the procedures established by the Board of Trustees.
(d) Non-income producing security acquired as part of a unit with or in exchange for other securities.
(e) Non-income producing security.
(f) Foreign denominated security. Par value is denominated in currency indicated.
(g) Zero coupon bond issued at a discount and acquired through a corporate action.
(h) The money market fund and the Fund are affiliated by having the same investment advisor.
(i) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2003
(Unaudited)

ASSETS:

Investments, at market value (cost
  $162,955,024)*                               $ 174,749,596
------------------------------------------------------------
Foreign currencies, at value (cost $519,810)         526,169
------------------------------------------------------------
Receivables for:
  Investments sold                                 1,282,904
------------------------------------------------------------
  Fund shares sold                                 3,059,907
------------------------------------------------------------
  Dividends                                        1,075,729
------------------------------------------------------------
Investment for deferred compensation plan              4,897
------------------------------------------------------------
Other assets                                          26,528
============================================================
     Total assets                                180,725,730
____________________________________________________________
============================================================


LIABILITIES:

Payables for:
  Investments purchased                            3,251,862
------------------------------------------------------------
  Fund shares reacquired                           1,692,254
------------------------------------------------------------
  Deferred compensation plan                           4,897
------------------------------------------------------------
  Collateral upon return of securities loaned     11,649,472
------------------------------------------------------------
Accrued distribution fees                            208,544
------------------------------------------------------------
Accrued trustees' fees                                   741
------------------------------------------------------------
Accrued transfer agent fees                          160,206
------------------------------------------------------------
Accrued operating expenses                           309,120
============================================================
     Total liabilities                            17,277,096
============================================================
Net assets applicable to shares outstanding    $ 163,448,634
____________________________________________________________
============================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                  $ 427,931,807
------------------------------------------------------------
Undistributed net investment income                  559,586
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and foreign
  currencies                                    (276,844,727)
------------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies               11,801,968
============================================================
                                               $ 163,448,634
____________________________________________________________
============================================================


NET ASSETS:

Class A                                        $ 136,204,783
____________________________________________________________
============================================================
Class B                                        $  24,306,528
____________________________________________________________
============================================================
Class C                                        $   2,937,323
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                           18,415,531
____________________________________________________________
============================================================
Class B                                            3,328,149
____________________________________________________________
============================================================
Class C                                              402,822
____________________________________________________________
============================================================
Class A:
  Net asset value per share                    $        7.40
------------------------------------------------------------
  Offering price per share:
     (Net asset value of $7.40 divided by
       95.25%)                                 $        7.77
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
     share                                     $        7.30
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
     share                                     $        7.29
____________________________________________________________
============================================================

* At April 30, 2003, securities with an aggregate market value of $11,727,543 were on loan to brokers.

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the six months ended April 30, 2003
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $213,016)        $  2,168,068
--------------------------------------------------------------------------
Dividends from affiliated money market funds                        20,979
--------------------------------------------------------------------------
Interest                                                               223
--------------------------------------------------------------------------
Security lending income                                             42,798
==========================================================================
     Total investment income                                     2,232,068
==========================================================================


EXPENSES:

Advisory fees                                                      771,267
--------------------------------------------------------------------------
Administrative services fees                                        24,795
--------------------------------------------------------------------------
Custodian fees                                                      60,294
--------------------------------------------------------------------------
Distribution fees -- Class A                                       303,487
--------------------------------------------------------------------------
Distribution fees -- Class B                                       142,498
--------------------------------------------------------------------------
Distribution fees -- Class C                                        14,920
--------------------------------------------------------------------------
Transfer agent fees                                                596,218
--------------------------------------------------------------------------
Trustees' fees                                                       4,758
--------------------------------------------------------------------------
Other                                                              122,587
==========================================================================
     Total expenses                                              2,040,824
==========================================================================
Less: Fees waived and expenses paid indirectly                    (372,480)
==========================================================================
     Net expenses                                                1,668,344
==========================================================================
Net investment income                                              563,724
==========================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities                                        (10,207,712)
--------------------------------------------------------------------------
  Foreign currencies                                               (69,527)
==========================================================================
                                                               (10,277,239)
==========================================================================
Change in net unrealized appreciation of:
  Investment securities                                         19,549,498
--------------------------------------------------------------------------
  Foreign currencies                                                23,373
==========================================================================
                                                                19,572,871
==========================================================================
Net gain from investment securities and foreign currencies       9,295,632
==========================================================================
Net increase in net assets resulting from operations          $  9,859,356
__________________________________________________________________________
==========================================================================


See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2003 and the year ended October 31, 2002 (Unaudited)

                                                                APRIL 30,       OCTOBER 31,
                                                                  2003             2002
--------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $     563,724    $    (433,539)
--------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    foreign currencies                                          (10,277,239)      (3,181,583)
--------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities and foreign currencies                            19,572,871       24,983,345
============================================================================================
    Net increase in net assets resulting from operations          9,859,356       21,368,223
============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                                --       (1,561,040)
--------------------------------------------------------------------------------------------
  Class B                                                                --         (329,075)
--------------------------------------------------------------------------------------------
  Class C                                                                --          (12,188)
============================================================================================
    Net increase (decrease) in net assets resulting from
     distributions                                                       --       (1,902,303)
============================================================================================
Share transactions-net:
  Class A                                                         4,375,225        2,526,300
--------------------------------------------------------------------------------------------
  Class B                                                        (8,740,924)     (28,318,242)
--------------------------------------------------------------------------------------------
  Class C                                                           121,334          681,781
============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                          (4,244,365)     (25,110,161)
============================================================================================
    Net increase (decrease) in net assets                         5,614,991       (5,644,241)
============================================================================================

NET ASSETS:

  Beginning of period                                           157,833,643      163,477,884
============================================================================================
  End of period                                               $ 163,448,634    $ 157,833,643
____________________________________________________________________________________________
============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

April 30, 2003
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Developing Markets Fund (the "Fund") is a separate series of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital and its secondary objective is income, to the extent consistent with seeking growth of capital. Companies are listed in the Schedule of Investments based on the country in which they are organized.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A I M Advisors, Inc. ("AIM") is the Fund's investment manager and administrator. INVESCO Asset Management Limited is the Fund's sub-advisor and sub-administrator. The Fund pays AIM investment management and administration fees at an annual rate of 0.975% on the first $500 million of the Fund's average daily net assets, plus 0.95% on the next $500 million of the Fund's average daily net assets, plus 0.925% on the next $500 million of the Fund's average daily net assets, plus 0.90% on the Fund's average daily net assets exceeding $1.5 billion. AIM has contractually agreed to waive fees and reimburse expenses (excluding interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to the extent necessary to limit total operating expenses of Class A shares to 2.00%. To the extent that the annualized expense ratio does not exceed the contractual expense limitation, AIM will retain the ability to be reimbursed for such fee waivers or reimbursements prior to the end of each committed period. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund). For the six months ended April 30, 2003, AIM waived fees of $370,830.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2003, AIM was paid $24,795 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended April 30, 2003, AFS retained $334,226 for such services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.50% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Rule 12b-1 Plan fees on Class A shares issued as a result of conversion of shares from G.T. Developing Markets Fund, Inc. on October 31, 1997 and in connection with the AIM Eastern Europe Fund reorganization on September 10, 1999 are limited to 0.25% of the average net assets of the Fund's Class A shares issued in connection with such transactions. Pursuant to the Plans, for the six months ended April 30, 2003, the Class A, Class B and Class C shares paid $303,487, $142,498 and $14,920 respectively.

    Front-end sales commissions and contingent deferred sales charges ("sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. Contingent deferred sales charges ("CDSCs") are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2003, AIM Distributors retained $4,831 in front-end sales commissions from the sale of Class A shares and $0, $264, and $797 for Class A, Class B and Class C shares, respectively, for CDSCs imposed upon redemption by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

    During the six months ended April 30, 2003, the Fund paid legal fees of $1,360 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the six months ended April 30, 2003, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $390 and reductions in custodian fees of $1,260 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $1,650.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BORROWINGS

AIM has established an interfund lending facility for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. The funds which were party to the line of credit were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility with a syndicate administered by Citibank, N.A. expired May 20, 2003.

    During the six months ended April 30, 2003, the Fund did not borrow under the interfund lending or the committed line of credit facility.


NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.

    At April 30, 2003, securities with an aggregate value of $11,727,543 were on loan to brokers. The loans were secured by cash collateral of $11,649,472 received by the Fund and invested in affiliated money market funds. For the six months ended April 30, 2003, the Fund received fees of $42,798 for securities lending.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                              CAPITAL
EXPIRATION                               LOSS CARRYFORWARD
----------------------------------------------------------
October 31, 2003                           $  4,421,874
----------------------------------------------------------
October 31, 2005                             92,557,012
----------------------------------------------------------
October 31, 2006                             77,587,890
----------------------------------------------------------
October 31, 2007                              9,273,499
----------------------------------------------------------
October 31, 2008                             15,085,807
----------------------------------------------------------
October 31, 2009                             59,191,538
----------------------------------------------------------
October 31, 2010                              7,382,000
==========================================================
Total capital loss carryforward            $265,499,620
__________________________________________________________
==========================================================

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2003 was $58,596,025 and $65,553,353, respectively.

    The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of April 30, 2003 is as follows:

Aggregate unrealized appreciation of
  investment securities                        $ 21,449,771
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                         (10,465,866)
===========================================================
Net unrealized appreciation of investment
  securities                                   $ 10,983,905
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $163,765,691.

NOTE 9--SHARE INFORMATION


The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a CDSC. Under some circumstances, Class A shares are subject to CDSCs. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Changes in shares outstanding during the six months ended April 30, 2003 and the year ended October 31, 2002 were as follows:

                                                                   SIX MONTHS ENDED                  YEAR ENDED
                                                                    APRIL 30, 2003                OCTOBER 31, 2002
                                                              --------------------------    ----------------------------
                                                                SHARES         AMOUNT         SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      7,724,698    $ 55,449,596     16,547,680    $ 131,599,244
------------------------------------------------------------------------------------------------------------------------
  Class B                                                        269,363       1,963,269      1,757,089       14,693,888
------------------------------------------------------------------------------------------------------------------------
  Class C                                                      1,821,762      12,941,490      4,399,753       35,723,849
========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                             --              --        154,286        1,189,539
------------------------------------------------------------------------------------------------------------------------
  Class B                                                             --              --         36,032          276,365
------------------------------------------------------------------------------------------------------------------------
  Class C                                                             --              --          1,387           10,628
========================================================================================================================
Conversion of Class B shares to Class A shares:
  Class A                                                        686,762       4,928,741      2,436,361       20,184,741
------------------------------------------------------------------------------------------------------------------------
  Class B                                                       (694,700)     (4,928,741)    (2,460,236)     (20,184,741)
========================================================================================================================
Reacquired:
  Class A                                                     (7,782,976)    (56,003,112)   (18,869,366)    (150,447,224)
------------------------------------------------------------------------------------------------------------------------
  Class B                                                       (812,658)     (5,775,452)    (2,926,977)     (23,103,754)
------------------------------------------------------------------------------------------------------------------------
  Class C                                                     (1,790,300)    (12,820,156)    (4,299,081)     (35,052,696)
========================================================================================================================
                                                                (578,049)   $ (4,244,365)    (3,223,072)   $ (25,110,161)
________________________________________________________________________________________________________________________
========================================================================================================================

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                CLASS A
                                          ------------------------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                                YEAR ENDED OCTOBER 31,
                                          APRIL 30,        -------------------------------------------------------------------
                                            2003             2002           2001           2000           1999          1998
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $   6.96        $   6.32       $   8.89       $   9.86       $   7.53       $ 12.56
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                 0.03           (0.01)(a)       0.15(a)        0.01(a)        0.06(a)       0.39(a)(b)
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                   0.41            0.74          (2.67)         (0.95)          2.36         (5.10)
==============================================================================================================================
    Total from investment operations           0.44            0.73          (2.52)         (0.94)          2.42         (4.71)
==============================================================================================================================
Redemptions fees retained                        --              --             --           0.01           0.03          0.28
==============================================================================================================================
Less distributions from net investment
  income                                         --           (0.09)         (0.05)         (0.04)         (0.12)        (0.60)
==============================================================================================================================
Net asset value, end of period             $   7.40        $   6.96       $   6.32       $   8.89       $   9.86       $  7.53
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(c)                                6.32%          11.37%        (28.51)%        (9.52)%        33.11%       (37.09)%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $136,205        $123,812       $110,756       $136,160       $157,198       $87,517
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                             2.01%(d)        1.84%          1.76%          1.87%          1.91%         1.93%
------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                          2.48%(d)        2.35%          2.26%          1.95%          2.38%         2.34%
==============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                           0.81%(d)       (0.07)%         1.95%          0.05%          0.68%         3.84%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate(e)                       38%            109%           144%           192%           125%          111%
______________________________________________________________________________________________________________________________
==============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income per share reflects an interest payment received from the conversion of Vnesheconombank loan agreements of $0.14 per share.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $127,775,116.
(e)  Not annualized for periods less than one year.


                                                                            CLASS B
                                     --------------------------------------------------------------------------------------
                                                                                                           NOVEMBER 3, 1997
                                     SIX MONTHS                                                            (DATE SALES
                                      ENDED                     YEAR ENDED OCTOBER 31,                     COMMENCED) TO
                                     APRIL 30,     -------------------------------------------------       OCTOBER 31,
                                       2003         2002          2001          2000          1999             1998
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                              $  6.89      $  6.25       $  8.79       $  9.79       $  7.49           $  12.56
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)           0.01        (0.05)(a)      0.11(a)      (0.06)(a)      0.01(a)            0.31(a)(b)
---------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)       0.40         0.73         (2.65)        (0.94)         2.37              (5.07)
===========================================================================================================================
    Total from investment
      operations                         0.41         0.68         (2.54)        (1.00)         2.38              (4.76)
===========================================================================================================================
Redemptions fees retained                  --           --            --            --            --               0.28
===========================================================================================================================
Less distributions from net
  investment income                        --        (0.04)           --            --         (0.08)             (0.59)
===========================================================================================================================
Net asset value, end of period        $  7.30      $  6.89       $  6.25       $  8.79       $  9.79           $   7.49
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(c)                          5.95%       10.85%       (28.90)%      (10.21)%       32.14%            (39.76)%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                            $24,307      $31,465       $51,040       $79,754       $49,723           $    154
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                       2.53%(d)     2.38%         2.35%         2.47%         2.51%              2.68%(e)
---------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                    3.00%(d)     2.89%         2.85%         2.55%         2.98%              3.09%(e)
===========================================================================================================================
Ratio of net investment income
  (loss) to average net assets           0.29%(d)    (0.61)%        1.36%        (0.56)%        0.08%              3.09%(e)
___________________________________________________________________________________________________________________________
===========================================================================================================================
Portfolio turnover rate(f)                 38%         109%          144%          192%          125%               111%
___________________________________________________________________________________________________________________________
===========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income per share reflects an interest payment received from the conversion of Vnesheconombank loan agreements of $0.14 per share.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for period less than one year.
(d) Ratios are annualized and based on average daily net assets of $28,735,858.
(e)  Annualized.
(f)  Not annualized for periods less than one year.


                                                                                CLASS C
                                       ------------------------------------------------------------------------------------------
                                                                                                                    MARCH 1, 1999
                                           SIX MONTHS                                                               (DATE SALES
                                             ENDED                             YEAR ENDED OCTOBER 31,               COMMENCED) TO
                                           APRIL 30,                     -----------------------------------        OCTOBER 31,
                                              2003                        2002         2001           2000            1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $ 6.88                $ 6.25       $  8.79        $  9.79           $ 7.47
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                       0.01                 (0.05)(a)      0.10(a)       (0.06)(a)           --(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)                   0.40                  0.72         (2.64)         (0.94)            2.32
=================================================================================================================================
    Total from investment operations                 0.41                  0.67         (2.54)         (1.00)            2.32
=================================================================================================================================
Less distributions from net
  investment income                                    --                 (0.04)           --             --               --
=================================================================================================================================
Net asset value, end of period                     $ 7.29                $ 6.88       $  6.25        $  8.79           $ 9.79
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                      5.96%                10.69%       (28.90)%       (10.21)%          31.06%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                                         $2,937                $2,557       $ 1,682        $ 1,618           $  412
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                                   2.53%(c)              2.38%         2.35%          2.47%            2.51%(d)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                3.00%(c)              2.89%         2.85%          2.55%            2.98%(d)
=================================================================================================================================
Ratio of net investment income (loss)
  to average net assets                              0.29%(c)             (0.61)%        1.36%         (0.56)%           0.08%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                             38%                  109%          144%           192%             125%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with generally accepted accounting principles in the United States of America, does not include sales charges and is not annualized for period less than one year.
(c) Ratios are annualized and based on average daily net assets of $3,008,731.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

NOTE 11--SUBSEQUENT EVENT

Effective as of the close of business on May 23, 2003, the Master Intergroup Sub-Advisory Contract between INVESCO Asset Management Limited and AIM was terminated.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES     OFFICERS                         OFFICE OF THE FUND

Robert H. Graham      Robert H. Graham                 11 Greenway Plaza
                      Chairman and President           Suite 100
Mark H. Williamson                                     Houston, TX 77046
                      Mark H. Williamson
Frank S. Bayley       Executive Vice President         INVESTMENT ADVISOR

Bruce L. Crockett     Kevin M. Carome                  A I M Advisors, Inc.
                      Senior Vice President            11 Greenway Plaza
Albert R. Dowden                                       Suite 100
                      Gary T. Crum                     Houston, TX 77046
Edward K. Dunn Jr.    Senior Vice President
                                                       SUB-ADVISOR
Jack M. Fields        Dana R. Sutton
                      Vice President and Treasurer     INVESCO Asset Management Limited
Carl Frischling                                        30 Funsbury Square
                      Stuart W. Coco                   London EC2A IAG
Prema Mathai-Davis    Vice President                   England

Lewis F. Pennock      Melville B. Cox                  TRANSFER AGENT
                      Vice President
Ruth H. Quigley                                        A I M Fund Services, Inc.
                      Edgar M. Larsen                  P.O. Box 4739
Louis S. Sklar        Vice President                   Houston, TX 77210-4739

                      Nancy L. Martin                  CUSTODIAN
                      Secretary
                                                       State Street Bank and Trust Company
                                                       225 Franklin Street
                                                       Boston, MA 02110

                                                       COUNSEL TO THE FUND

                                                       Ballard Spahr
                                                       Andrews & Ingersoll, LLP
                                                       1735 Market Street
                                                       Philadelphia, PA 19103

                                                       COUNSEL TO THE TRUSTEES

                                                       Kramer, Levin, Naftalis & Frankel LLP
                                                       919 Third Avenue
                                                       New York, NY 10022

                                                       DISTRIBUTOR

                                                       A I M Distributors, Inc.
                                                       11 Greenway Plaza
                                                       Suite 100
                                                       Houston, TX 77046


THE AIM FAMILY OF FUNDS--Registered Trademark--

DOMESTIC EQUITY                         INTERNATIONAL/GLOBAL EQUITY               FIXED INCOME

AIM Aggressive Growth Fund              AIM Asia Pacific Growth Fund(2)           TAXABLE
AIM Balanced Fund*                      AIM Developing Markets Fund
AIM Basic Balanced Fund*                AIM European Growth Fund(2)               AIM Floating Rate Fund
AIM Basic Value Fund                    AIM European Small Company Fund           AIM High Yield Fund
AIM Blue Chip Fund                      AIM Global Aggressive Growth Fund         AIM Income Fund
AIM Capital Development Fund            AIM Global Growth Fund                    AIM Intermediate Government Fund
AIM Charter Fund                        AIM Global Trends Fund                    AIM Limited Maturity Treasury Fund(6,7)
AIM Constellation Fund                  AIM Global Value Fund5                    AIM Money Market Fund
AIM Dent Demographic Trends Fund        AIM International Core Equity Fund(2)     AIM Short-Term Bond Fund
AIM Diversified Dividend Fund(1)        AIM International Emerging Growth Fund    AIM Total Return Bond Fund
AIM Emerging Growth Fund                AIM International Growth Fund(2)
AIM Large Cap Basic Value Fund                                                    TAX-FREE
AIM Large Cap Growth Fund
AIM Libra Fund                                                                    AIM High Income Municipal Fund
AIM Mid Cap Basic Value Fund            SECTOR EQUITY                             AIM Municipal Bond Fund
AIM Mid Cap Core Equity Fund(2)                                                   AIM Tax-Exempt Cash Fund
AIM Mid Cap Growth Fund                 AIM Global Energy Fund                    AIM Tax-Free Intermediate Fund(6,7)
AIM Opportunities I Fund(2,3)           AIM Global Financial Services Fund
AIM Opportunities II Fund(2,3)          AIM Global Health Care Fund
AIM Opportunities III Fund(2,3)         AIM Global Science and Technology Fund(2)
AIM Premier Equity Fund(2)              AIM Global Utilities Fund
AIM Premier Equity II Fund(2)           AIM New Technology Fund
AIM Select Equity Fund                  AIM Real Estate Fund
AIM Small Cap Equity Fund
AIM Small Cap Growth Fund(4)
AIM Weingarten Fund

*Domestic equity and income fund


                          YOUR GOALS. OUR SOLUTIONS.--SERVICEMARK--

Mutual   Retirement  Annuities  College   Separately   Offshore   Alternative    Cash
Funds    Products               Savings   Managed      Products   Investments    Management
                                Plans     Accounts

                                             (AIM INVESTMENTS LOGO APPEARS HERE)
                                                                 --Servicemark--

(1) Effective May 2, 2003, AIM Large Cap Core Equity Fund was renamed AIM Diversified Dividend Fund. (2) The following fund name changes became effective July 1, 2002: AIM Asian Growth Fund renamed AIM Asia Pacific Growth Fund; AIM European Development Fund renamed AIM European Growth Fund; AIM Global Telecommunications and Technology Fund renamed AIM Global Science and Technology Fund; AIM International Equity Fund renamed AIM International Growth Fund; AIM International Value Fund renamed AIM International Core Equity Fund; AIM Large Cap Opportunities Fund renamed AIM Opportunities III Fund; AIM Mid Cap Equity Fund renamed AIM Mid Cap Core Equity Fund; AIM Mid Cap Opportunities Fund renamed AIM Opportunities II Fund; AIM Small Cap Opportunities Fund renamed AIM Opportunities I Fund; AIM Value Fund renamed AIM Premier Equity Fund; AIM Value II Fund renamed AIM Premier Equity II Fund. (3) Effective October 1, 2002, the fund was reopened to new investors. (4) AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. (5) Effective April 30, 2003, AIM Worldwide Spectrum Fund was renamed AIM Global Value Fund. (6) Class A shares closed to new investors on October 30, 2002. (7) Class A3 shares were first offered on October 31, 2002.

   For more complete information about any AIM fund, including sales charges and expenses, ask your financial advisor for a prospectus. Please read it carefully before investing. This brochure is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective fund prospectus, which contains more complete information, including sales charges and expenses. Please read it carefully before investing. If used after July 20, 2003, this brochure must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual Funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $115 billion in assets for approximately 9 million shareholders, including individual investors, corporate clients and financial institutions. The AIM Family of Funds--Registered Trademark-- is distributed nationwide. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $319 billion in assets under management. Data as of March 31, 2003.

                                                                       DVM-SAR-1

AIMinvestments.com

               SEMIANNUAL REPORT TO SHAREHOLDERS / APRIL 30, 2003

                             AIM GLOBAL ENERGY FUND

                                 (COVER IMAGE)

                      (AIM INVESTMENTS LOGO APPEARS HERE)

                                --Servicemark--

                    YOUR GOALS. OUR SOLUTIONS.--Servicemark--

            AIM Global Energy Fund seeks to provide long-term growth
                of capital. The fund seeks to meet this objective
               by investing, normally, at least 80% of its assets
                    in securities of energy-sector companies.


               NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

           This report may be distributed only to shareholders or to persons who have received a current prospectus of the fund.

FUND DATA

================================================================================

PORTFOLIO COMPOSITION BY COUNTRY

As of 4/30/03
--------------------------------------------------------------------------------

                                     (PIE CHART)

CANADA                                    38.3%
ALL OTHERS COMBINED                       15.7%
UNITED STATES                             46.0%

TOTAL NUMBER OF HOLDINGS*                    43

TOTAL NET ASSETS                  $41.7 million

================================================================================


================================================================================

AVERAGE ANNUAL TOTAL RETURNS

As of 4/30/03, including sales charges

CLASS A SHARES
 Inception (5/31/94)                    0.76%
  5 Years                              -6.18
  1 Year                               -8.11

CLASS B SHARES
 Inception (5/31/94)                    0.87%
  5 Years                              -6.11
  1 Year                               -8.87

CLASS C SHARES
 Inception (3/01/99)                    3.21%
  1 Year                               -4.95

In addition to fund returns as of the close of the reporting period, industry regulations require us to provide average annual total returns (including sales charges) for periods ended 3/31/03, the most recent calendar quarter end, which were as follows. Class A shares, inception (5/31/94), 0.78%; five years, -5.86%; one year, -6.28%. Class B shares, inception (5/31/94), 0.88%; five years, -5.80%; one year, -6.98%. Class C shares, inception (3/01/99), 3.30%; one year, -3.07%.

================================================================================


================================================================================

FUND VS. INDEXES

Total Returns 10/31/02-4/30/03
excluding sales charges


CLASS A SHARES                               6.37%
CLASS B SHARES                               6.11
CLASS C SHARES                               6.10
MSCI WORLD INDEX                             3.62
(Broad Market Index)
MSCI AC WORLD FREE ENERGY INDEX              1.74
(Style-specific Index)
LIPPER NATURAL RESOURCES FUND INDEX          4.05
(Peer Group Index)

Source: Lipper, Inc.

Past performance cannot guarantee comparable future results. DUE TO SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

================================================================================


========================================================================================================================
TOP 10 EQUITY HOLDINGS*                        INDUSTRY BREAKDOWN*
------------------------------------------------------------------------------------------------------------------------
 1. Patterson-UTI Energy, Inc.      4.5%       1. Oil & Gas Exploration & Production      46.5%

 2. Talisman Energy Inc.            4.4        2. Oil & Gas Drilling                      17.1

 3. Suncor Energy, Inc.             4.2        3. Oil & Gas Equipment & Services          13.4

 4. BJ Services Co.                 4.0        4. Integrated Oil & Gas                    11.2

 5. Clean Power Income Fund         3.8        5. Electric Utilities                       5.2

 6. Cimarex Energy Co.              3.6        6. Precious Metals & Minerals               2.1

 7. Apache Corp.                    3.6        7. Electrical Components & Equipment        0.5

 8. Bonavista Petroleum Ltd.        3.4

 9. Burlington Resources Inc.       3.3

10. EOG Resources, Inc.             3.2

*Excludes money market fund holdings.

The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.
========================================================================================================================

ABOUT FUND INFORMATION THROUGHOUT THIS REPORT:

o Unless otherwise stated, information presented here is as of 4/30/03 and is based on total net assets.

o AIM Global Energy Fund's performance figures are historical, and they reflect fund expenses, the reinvestment of distributions and changes in net asset value.

o When sales charges are included in performance figures, Class A share performance reflects the maximum 4.75% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge
    (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's share classes will differ due to different sales charge structures and class expenses.

o Had the advisor not waived fees and/or reimbursed expenses, returns would have been lower.

o The fund may participate in the initial public offering (IPO) market in some market cycles. A significant portion of the fund's returns during certain periods was attributable to its investments in IPOs. These investments have a magnified impact when the fund's asset base is relatively small. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return. For additional information regarding the impact of IPO investments on the fund's performance, please see the fund's prospectus.

o The fund's investment return and principal value will fluctuate, so an investor's shares (when redeemed) may be worth more or less than the original cost.

o Investing in emerging markets may involve greater risk and potential reward than investing in more established markets.

o International investing presents certain risks not associated with investing solely in the United States. These include risks relating to fluctuations in the value of the U.S. dollar relative to the values of other currencies, the custody arrangements made for the fund's foreign holdings, differences in accounting, political risks and the lesser degree of public information required to be provided by non-U.S. companies.

o Investing in a single-sector or single-region mutual fund may involve greater risk and potential reward than investing in a more diversified fund.

o In the Schedule of Investments in this report, the fund's portfolio holdings are organized according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The unmanaged MSCI World Index is a group of global securities tracked by Morgan Stanley Capital International.

o The MSCI AC World Free Energy Index is designed to measure actual buyable opportunities in the global energy market. This index measures the performance of energy stocks of both developed and emerging markets.

o The unmanaged Lipper Natural Resources Fund Index represents an average of the 10 largest natural resources funds tracked by Lipper, Inc., an independent mutual fund performance monitor, and is considered representative of natural resources stocks.

o A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses. Performance of a market index does not.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-959-4246, or on the AIM Web site, aiminvestments.com.


FOR MORE INFORMATION, PLEASE VISIT AIMinvestments.com.

TO OUR SHAREHOLDERS

                    DEAR SHAREHOLDER:

[PHOTO OF           This is the report on AIM Global Energy Fund for the six
ROBERT H.           months ended April 30, 2003. You will note that we have
GRAHAM]             adopted a more concise format for our semiannual reports.
                    Important information such as top holdings and performance as of the close of the reporting period appear on the opposite page. This letter will provide an overview of the markets and your fund during the six months covered by this report. As always, timely information about your fund and the markets in general is available at our Web site, aiminvestments.com.

                    MARKET CONDITIONS

                    In U.S. markets, positive performance during March and April 2003 enabled major stock market indexes to post gains for the reporting period. For example, the unmanaged Standard &
Poor's Composite Index of 500 Stocks (the S&P 500), an index of common stocks frequently used as a general measure of U.S. stock market performance, returned 4.47% for the six months ended April 30, 2003.

    Year to date as of April 30, consumer discretionary, information technology and financials were among the better-performing sectors of the S&P 500, while telecommunications services was the worst.

    Generally, mid- and small-cap stocks outperformed large-cap stocks, and the value investment style outperformed the growth investment style during the six-month reporting period.

    International markets, as measured by the unmanaged MSCI Europe, Australasia and the Far East Index (the EAFE--Registered Trademark--), a group of foreign securities tracked by Morgan Stanley Capital International, produced negative returns for the first quarter of 2003. International markets, however, rallied in April. This rally helped push international market returns into positive territory for the six-month reporting period.

    European markets rallied toward the close of the reporting period, with the MSCI (Morgan Stanley Capital International) Europe Index, often considered representative of the European equity market, gaining 13.49% in April. In European monetary affairs, the European Central Bank (ECB) cut its benchmark interest rate 25 basis points to 2.50% in March. It remained at that level as the reporting period closed.

    On the currency front, the U.S. dollar was weak compared to many foreign currencies. In particular, the euro showed strength as it appreciated nearly 13% against the dollar during the reporting period. Other notable currencies that gained ground on the dollar included the Australian dollar, Swiss franc, British pound and Canadian dollar.

YOUR FUND

For the six-month period on which this report focuses, all three share classes of the AIM Global Energy Fund posted positive returns at net asset value, exceeding their benchmark indexes by two to four percentage points. Portfolio managers Roger Mortimer and Glen Hilton have been pleased with the performance of the fund.

    Additionally, there has been a 28% increase in the fund's assets. On October 31, 2002, at the end of the previous reporting period, the net assets of the fund stood at $29.9 million. At the end of this reporting period, on April 30, 2003, net assets were $41.7 million.

    Geopolitical events coincided with oil price volatility during the period. The price of oil had risen prior to the conflict in Iraq, but a few days prior to the start of hostilities, oil prices began to drop. The decline continued throughout the rest of March. Prices rose again in April. Portfolio manager Roger Mortimer attributes the performance of the fund in this highly volatile environment to the fund's defensive investment strategy.

IN CLOSING

I thank you for your continued participation in AIM Global Energy Fund, and I look forward to reporting to you again in six months. If you have any questions, please consult your financial advisor to help you with your investment choices. As always, members of our award-winning Client Services department are ready to help. They can be reached at 800-959-4246.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman
April 30, 2003


================================================================================

                            IN U.S. MARKETS, POSITIVE

                       PERFORMANCE DURING MARCH AND APRIL

                         2003 ENABLED MAJOR STOCK MARKET

                          INDEXES TO POST GAINS FOR THE

                                REPORTING PERIOD.

                                ROBERT H. GRAHAM

================================================================================

FINANCIALS

SCHEDULE OF INVESTMENTS

April 30, 2003
(Unaudited)

                                                             MARKET
                                                SHARES        VALUE
----------------------------------------------------------------------
DOMESTIC COMMON STOCKS & OTHER EQUITY
  INTERESTS-45.96%

INTEGRATED OIL & GAS-3.15%

Murphy Oil Corp.                                  31,600   $ 1,316,140
======================================================================

OIL & GAS DRILLING-8.83%

Grey Wolf, Inc.(a)                               156,400       633,420
----------------------------------------------------------------------
Patterson-UTI Energy, Inc.(a)                     56,200     1,859,658
----------------------------------------------------------------------
Rowan Cos., Inc.(a)                               58,000     1,189,000
======================================================================
                                                             3,682,078
======================================================================

OIL & GAS EQUIPMENT & SERVICES-11.73%

BJ Services Co.(a)                                45,500     1,661,205
----------------------------------------------------------------------
Cooper Cameron Corp.(a)                           12,600       603,036
----------------------------------------------------------------------
Halliburton Co.                                   41,100       879,951
----------------------------------------------------------------------
Key Energy Services, Inc.(a)                     128,300     1,291,981
----------------------------------------------------------------------
Smith International, Inc.(a)                      12,800       455,168
======================================================================
                                                             4,891,341
======================================================================

OIL & GAS EXPLORATION & PRODUCTION-22.25%

Anadarko Petroleum Corp.                          15,000       666,000
----------------------------------------------------------------------
Apache Corp.                                      26,360     1,509,110
----------------------------------------------------------------------
BP Prudhoe Bay Royalty Trust                      73,700     1,085,601
----------------------------------------------------------------------
Burlington Resources Inc.                         29,900     1,384,669
----------------------------------------------------------------------
Cimarex Energy Co.(a)                             76,700     1,510,990
----------------------------------------------------------------------
EOG Resources, Inc.                               36,200     1,353,156
----------------------------------------------------------------------
Evergreen Resources, Inc.(a)                      19,100       908,205
----------------------------------------------------------------------
XTO Energy, Inc.                                  44,333       864,493
======================================================================
                                                             9,282,224
======================================================================
    Total Domestic Common Stocks & Other
      Equity Interests (Cost $18,347,355)                   19,171,783
======================================================================

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-50.15%

BERMUDA-3.71%

Nabors Industries, Ltd. (Oil & Gas
  Drilling)(a)                                    27,900     1,093,680
----------------------------------------------------------------------
Weatherford International Ltd. (Oil & Gas
  Equipment & Services)(a)                        11,300       454,599
======================================================================
                                                             1,548,279
======================================================================

CANADA-38.26%

Algonquin Power Income Fund (Electric
  Utilities)                                      94,200       572,323
----------------------------------------------------------------------
Bonavista Petroleum Ltd. (Oil & Gas
  Exploration & Production)(a)                    60,500     1,417,969
----------------------------------------------------------------------

                                                             MARKET
                                                SHARES        VALUE
----------------------------------------------------------------------
CANADA-(CONTINUED)

Canadian Oil Sands Trust (Oil & Gas
  Exploration & Production) (Acquired
  02/21/03; Cost $295,290)(a)(b)(c)               12,700   $   303,503
----------------------------------------------------------------------
Canadian Superior Energy, Inc. (Oil & Gas
  Exploration & Production)(a)                   716,000       739,174
----------------------------------------------------------------------
CE Franklin Ltd. (Oil & Gas Equipment &
  Services)(a)                                   117,200       246,120
----------------------------------------------------------------------
Cequel Energy Inc. (Oil & Gas Exploration &
  Production)(a)                                 250,000     1,098,633
----------------------------------------------------------------------
Clean Power Income Fund (Electric Utilities)     252,500     1,602,783
----------------------------------------------------------------------
Compton Petroleum Corp. (Oil & Gas
  Exploration & Production)(a)                   320,900     1,197,555
----------------------------------------------------------------------
Defiant Energy Corp. (Oil & Gas Exploration &
  Production)(a)                                 146,700       245,591
----------------------------------------------------------------------
Ensign Resource Service Group, Inc. (Oil &
  Gas Drilling)                                   42,600       546,466
----------------------------------------------------------------------
Minefinders Corp., Ltd. (Precious Metals &
  Minerals)(a)                                    67,600       367,801
----------------------------------------------------------------------
Nexen Inc. (Oil & Gas Exploration &
  Production)                                     30,100       598,389
----------------------------------------------------------------------
Oiltec Resources Ltd. (Oil & Gas Exploration
  & Production)(a)                               126,700       106,055
----------------------------------------------------------------------
Penn West Petroleum Ltd. (Oil & Gas
  Exploration & Production)(a)                    50,000     1,334,054
----------------------------------------------------------------------
Southwestern Resources Corp. (Precious Metals
  & Minerals)(a)                                  58,900       525,893
----------------------------------------------------------------------
Stuart Energy Systems Corp. (Electrical
  Components & Equipment)(a)                      97,200       202,726
----------------------------------------------------------------------
Suncor Energy, Inc. (Integrated Oil & Gas)       107,300     1,765,630
----------------------------------------------------------------------
Talisman Energy Inc. (Oil & Gas Exploration &
  Production)                                     45,700     1,824,366
----------------------------------------------------------------------
Western Oil Sands Inc.-Class A (Oil & Gas
  Exploration & Production)(a)                    62,300     1,073,389
----------------------------------------------------------------------
Zargon Oil & Gas Ltd. (Oil & Gas Exploration
  & Production)(a)                                29,000       189,139
======================================================================
                                                            15,957,559
======================================================================

CAYMAN ISLANDS-4.36%

Noble Corp. (Oil & Gas Drilling)(a)               31,300       968,735
----------------------------------------------------------------------
Transocean Inc. (Oil & Gas Drilling)              44,700       851,535
======================================================================
                                                             1,820,270
======================================================================

FRANCE-2.55%

Total S.A. (Integrated Oil & Gas)                  8,104     1,064,677
======================================================================

                                                             MARKET
                                                SHARES        VALUE
----------------------------------------------------------------------

UNITED KINGDOM-1.27%

BP PLC (Integrated Oil & Gas)                     83,230   $   527,962
======================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $20,688,851)                          20,918,747
======================================================================

MONEY MARKET FUNDS-3.37%

STIC Liquid Assets Portfolio(d)                  703,341       703,341
----------------------------------------------------------------------
STIC Prime Portfolio(d)                          703,341       703,341
======================================================================
    Total Money Market Funds (Cost
      $1,406,682)                                            1,406,682
======================================================================
TOTAL INVESTMENTS-99.48% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost $40,442,888)                41,497,212
______________________________________________________________________
======================================================================

                                                             MARKET
                                                SHARES        VALUE
----------------------------------------------------------------------

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-5.43%

STIC Liquid Assets Portfolio(d)(e)             1,133,285   $ 1,133,285
----------------------------------------------------------------------
STIC Prime Portfolio(d)(e)                     1,133,286     1,133,286
======================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $2,266,571)                                      2,266,571
======================================================================
TOTAL INVESTMENTS-104.91% (Cost $42,709,459)                43,763,783
======================================================================
OTHER ASSETS LESS LIABILITIES-(4.91%)                       (2,049,604)
======================================================================
NET ASSETS-100.00%                                         $41,714,179
______________________________________________________________________
======================================================================

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of this security. The market value of this security at 04/30/03 represented 0.73% of the Fund's net assets. This security is considered to be illiquid.
(c) Security fair valued in accordance with the procedures established by the Board of Trustees.
(d) The money market fund and the Fund are affiliated by having the same investment advisor.
(e) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2003
(Unaudited)

ASSETS:

Investments, at market value (cost
  $42,709,459)*                                 $43,763,783
-----------------------------------------------------------
Foreign currencies, at value (cost $88,535)          89,261
-----------------------------------------------------------
Receivables for:
  Investments sold                                  218,601
-----------------------------------------------------------
  Fund shares sold                                   94,102
-----------------------------------------------------------
  Dividends                                          20,887
-----------------------------------------------------------
  Due from advisor                                   29,078
-----------------------------------------------------------
Investment for deferred compensation plan             4,471
-----------------------------------------------------------
Other assets                                         19,042
===========================================================
     Total assets                                44,239,225
___________________________________________________________
===========================================================


LIABILITIES:

Payables for:
  Fund shares reacquired                            149,419
-----------------------------------------------------------
  Deferred compensation plan                          4,471
-----------------------------------------------------------
  Collateral upon return of securities loaned     2,266,571
-----------------------------------------------------------
Accrued distribution fees                            34,695
-----------------------------------------------------------
Accrued trustees' fees                                  704
-----------------------------------------------------------
Accrued transfer agent fees                          26,332
-----------------------------------------------------------
Accrued operating expenses                           42,854
===========================================================
     Total liabilities                            2,525,046
===========================================================
Net assets applicable to shares outstanding     $41,714,179
___________________________________________________________
===========================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                   $66,818,832
-----------------------------------------------------------
Undistributed net investment income (loss)          (81,607)
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and foreign currencies  (26,080,981)
-----------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies               1,057,935
===========================================================
                                                $41,714,179
___________________________________________________________
===========================================================


NET ASSETS:

Class A                                         $26,839,248
___________________________________________________________
===========================================================
Class B                                         $12,733,031
___________________________________________________________
===========================================================
Class C                                         $ 2,141,900
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                           2,288,672
___________________________________________________________
===========================================================
Class B                                           1,119,136
___________________________________________________________
===========================================================
Class C                                             188,099
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                     $     11.73
-----------------------------------------------------------
  Offering price per share:
     (Net asset value of $11.73 divided by
       95.25%)                                  $     12.31
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per share  $     11.38
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per share  $     11.39
___________________________________________________________
===========================================================

* At April 30, 2003, securities with an aggregate market value of $2,232,860 were on loan to brokers.

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the six months ended April 30, 2003
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $21,269)         $  298,819
------------------------------------------------------------------------
Dividends from affiliated money market funds                      12,498
------------------------------------------------------------------------
Interest                                                             312
------------------------------------------------------------------------
Security lending income                                            2,652
========================================================================
    Total investment income                                      314,281
========================================================================

EXPENSES:

Advisory fees                                                    175,228
------------------------------------------------------------------------
Administrative services fees                                      24,795
------------------------------------------------------------------------
Custodian fees                                                    17,398
------------------------------------------------------------------------
Distribution fees -- Class A                                      56,487
------------------------------------------------------------------------
Distribution fees -- Class B                                      57,755
------------------------------------------------------------------------
Distribution fees -- Class C                                       8,992
------------------------------------------------------------------------
Transfer agent fees                                               91,212
------------------------------------------------------------------------
Trustees' fees                                                     4,178
------------------------------------------------------------------------
Professional fees                                                 52,271
------------------------------------------------------------------------
Other                                                             36,796
========================================================================
    Total expenses                                               525,112
========================================================================
Less: Fees waived and expenses paid indirectly                  (133,008)
========================================================================
    Net expenses                                                 392,104
========================================================================
Net investment income (loss)                                     (77,823)
========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities                                           82,539
------------------------------------------------------------------------
  Foreign currencies                                             (39,524)
========================================================================
                                                                  43,015
========================================================================
Change in net unrealized appreciation of:
  Investment securities                                        1,529,898
------------------------------------------------------------------------
  Foreign currencies                                                 100
========================================================================
                                                               1,529,998
========================================================================
Net gain from investment securities and foreign currencies     1,573,013
========================================================================
Net increase in net assets resulting from operations          $1,495,190
________________________________________________________________________
========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2003 and the year ended October 31, 2002 (Unaudited)

                                                               APRIL 30,     OCTOBER 31,
                                                                 2003           2002
----------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (77,823)   $  (105,851)
----------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    foreign currencies                                             43,015     (4,124,801)
----------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities and foreign currencies                           1,529,998      4,568,085
========================================================================================
    Net increase in net assets resulting from operations        1,495,190        337,433
========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                        (123,777)       (71,556)
----------------------------------------------------------------------------------------
  Class B                                                         (14,961)          (220)
----------------------------------------------------------------------------------------
  Class C                                                          (2,310)           (16)
========================================================================================
    Net increase (decrease) in net assets resulting from
     distributions                                               (141,048)       (71,792)
========================================================================================
Share transactions-net:
  Class A                                                       8,136,179      5,662,718
----------------------------------------------------------------------------------------
  Class B                                                       1,586,734     (1,624,200)
----------------------------------------------------------------------------------------
  Class C                                                         739,969        421,819
========================================================================================
    Net increase in net assets resulting from share
     transactions                                              10,462,882      4,460,337
========================================================================================
    Net increase in net assets                                 11,817,024      4,725,978
========================================================================================

NET ASSETS:

  Beginning of period                                          29,897,155     25,171,177
========================================================================================
  End of period                                               $41,714,179    $29,897,155
________________________________________________________________________________________
========================================================================================

NOTES TO FINANCIAL STATEMENTS

April 30, 2003
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Global Energy Fund (the "Fund") is a separate series of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital. Companies are listed in the Schedule of Investments based on the country in which they are organized.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A I M Advisors, Inc. ("AIM") is the Fund's investment manager and administrator. The Fund pays AIM investment management and administration fees at an annual rate of 0.975% on the first $500 million of the Fund's average daily net assets, plus 0.95% on the next $500 million of the Fund's average daily net assets, plus 0.925% on the next $500 million of the Fund's average daily net assets, plus 0.90% on the Fund's average daily net assets exceeding $1.5 billion. AIM has contractually agreed to limit total annual operating expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to 2.00%, 2.50% and 2.50%, respectively. To the extent that the annualized expense ratio does not exceed the contractual expense limitation AIM will retain the ability to be reimbursed for such fee waivers or reimbursements prior to the end of each committed period. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund). During the six months ended April 30, 2003, AIM waived fees of $132,729.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2003, AIM was paid $24,795 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended April 30, 2003, AFS retained $50,034 for such services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.50% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended April 30, 2003, the Class A, Class B and Class C shares paid $56,487, $57,755 and $8,992, respectively.

    Front-end sales commissions and contingent deferred sales charges (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. Contingent deferred sales charges ("CDSCs") are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2003, AIM Distributors retained $4,291 in front-end sales commissions from the sale of Class A shares and $500, $0 and $653 for Class A, Class B and Class C shares, respectively, for CDSCs imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

    During the six months ended April 30, 2003, the Fund paid legal fees of $1,241 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the six months ended April 30, 2003, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $265 and reductions in custodian fees of $14 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $279.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BORROWINGS

AIM has established an interfund lending facility for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM, which were parties to the line of credit could borrow on a first come, first served basis. The funds, which were party to the line of credit, were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the six months ended April 30, 2003, the Fund did not borrow under the interfund lending or the committed line of credit facility.


NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.

    At April 30, 2003, securities with an aggregate value of $2,232,860 were on loan to brokers. The loans were secured by cash collateral of $2,266,571 received by the Portfolio and subsequently invested in affiliated money market funds. For the six months ended April 30, 2003 the Fund received fees of $2,652 for securities lending.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                                                    CAPITAL LOSS
EXPIRATION                                                          CARRYFORWARD
--------------------------------------------------------------------------------
October 31, 2006                                                    $20,054,017
--------------------------------------------------------------------------------
October 31, 2007                                                      1,450,461
--------------------------------------------------------------------------------
October 31, 2008                                                        338,540
--------------------------------------------------------------------------------
October 31, 2010                                                      4,180,954
================================================================================
Total capital loss carryforward                                     $26,023,972
________________________________________________________________________________
================================================================================

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2003 was $70,858,512 and $60,501,520, respectively.

    The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of April 30, 2003 is as follows:

Aggregate unrealized appreciation of investment securities           $1,724,265
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities           (808,233)
===============================================================================
Net unrealized appreciation of investment securities                 $  916,032
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $42,847,751.


NOTE 9--SHARE INFORMATION

The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a CDSC. Under some circumstances, Class A shares are subject to CDSCs. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Changes in shares outstanding during the six months ended April 30, 2003 and the year ended October 31, 2002 were as follows:

                                                                  SIX MONTHS ENDED                YEAR ENDED
                                                                   APRIL 30, 2003              OCTOBER 31, 2002
                                                              -------------------------    -------------------------
                                                               SHARES         AMOUNT        SHARES         AMOUNT
--------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                     1,509,454    $ 17,980,865    1,249,640    $ 14,281,178
--------------------------------------------------------------------------------------------------------------------
  Class B                                                       397,760       4,487,974      505,919       5,786,626
--------------------------------------------------------------------------------------------------------------------
  Class C                                                       123,554       1,381,944      308,554       3,384,904
====================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        10,183         117,614        6,136          62,830
--------------------------------------------------------------------------------------------------------------------
  Class B                                                         1,175          13,197           18             180
--------------------------------------------------------------------------------------------------------------------
  Class C                                                           184           2,070            1              12
====================================================================================================================
Conversion of Class B shares to Class A shares:
  Class A                                                        42,059         507,816      123,071       1,378,868
--------------------------------------------------------------------------------------------------------------------
  Class B                                                       (46,106)       (507,816)    (127,313)     (1,378,868)
====================================================================================================================
Reacquired:
  Class A                                                      (902,178)    (10,470,116)    (905,005)    (10,060,158)
--------------------------------------------------------------------------------------------------------------------
  Class B                                                      (212,686)     (2,406,621)    (573,699)     (6,032,138)
--------------------------------------------------------------------------------------------------------------------
  Class C                                                       (57,636)       (644,045)    (278,055)     (2,963,097)
====================================================================================================================
                                                                865,763    $ 10,462,882      309,267    $  4,460,337
____________________________________________________________________________________________________________________
====================================================================================================================

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                              CLASS A
                                          --------------------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                              YEAR ENDED OCTOBER 31,
                                          APRIL 30,        ---------------------------------------------------------------
                                             2003           2002          2001          2000          1999          1998
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $ 11.10         $ 10.58       $ 12.22       $ 12.12       $ 10.95       $ 20.65
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)               (0.01)          (0.01)(a)      0.05(a)       0.02(a)       0.02(a)      (0.11)(a)
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                  0.72            0.59         (1.69)         0.08          1.15         (8.91)
==========================================================================================================================
    Total from investment operations          0.71            0.58         (1.64)         0.10          1.17         (9.02)
==========================================================================================================================
Less distributions:
  Dividends from net investment income       (0.08)          (0.06)           --            --            --         (0.19)
--------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains         --              --            --            --            --         (0.49)
==========================================================================================================================
    Total distributions                      (0.08)          (0.06)           --            --            --         (0.68)
==========================================================================================================================
Net asset value, end of period             $ 11.73         $ 11.10       $ 10.58       $ 12.22       $ 12.12       $ 10.95
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(b)                               6.37%           5.56%       (13.42)%        0.74%        10.68%       (45.02)%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $26,839         $18,076       $12,224       $12,638       $15,664       $19,463
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                            2.00%(c)        2.00%         2.00%         2.00%         2.00%         1.98%
--------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                         2.74%(c)        2.76%         2.84%         2.80%         2.30%         2.29%
==========================================================================================================================
Ratio of net investment income (loss) to
  average net assets                         (0.25)%(c)      (0.13)%        0.45%         0.18%         0.19%        (0.75)%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate(d)                     179%            152%          189%          105%          123%          201%
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $22,782,060.
(d)  Not annualized for periods less than one year.

                                                                              CLASS B
                                          --------------------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                              YEAR ENDED OCTOBER 31,
                                          APRIL 30,        ---------------------------------------------------------------
                                             2003           2002          2001          2000          1999          1998
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $ 10.74         $ 10.23       $ 11.88       $ 11.84       $ 10.75       $ 20.37
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)               (0.04)          (0.07)(a)     (0.01)(a)     (0.04)(a)     (0.04)(a)     (0.18)(a)
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                  0.70            0.58         (1.64)         0.08          1.13         (8.76)
==========================================================================================================================
    Total from investment operations          0.66            0.51         (1.65)         0.04          1.09         (8.94)
==========================================================================================================================
Less distributions:
  Dividends from net investment income       (0.02)          (0.00)           --            --            --         (0.19)
--------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains         --              --            --            --            --         (0.49)
==========================================================================================================================
    Total distributions                      (0.02)          (0.00)           --            --            --         (0.68)
==========================================================================================================================
Net asset value, end of period             $ 11.38         $ 10.74       $ 10.23       $ 11.88       $ 11.84       $ 10.75
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(b)                               6.11%           4.99%       (13.89)%        0.34%        10.14%       (45.25)%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $12,733         $10,510       $12,010       $13,710       $20,019       $28,996
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                            2.50%(c)        2.50%         2.50%         2.50%         2.50%         2.48%
--------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                         3.24%(c)        3.26%         3.34%         3.30%         2.80%         2.79%
==========================================================================================================================
Ratio of net investment income (loss) to
  average net assets                         (0.75)%(c)      (0.63)%       (0.05)%       (0.32)%       (0.31)%       (1.25)%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate(d)                     179%            152%          189%          105%          123%          201%
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $11,646,727.
(d)  Not annualized for periods less than one year.

                                                                                          CLASS C
                                                           ----------------------------------------------------------------------
                                                                                                                    MARCH 1, 1999
                                                           SIX MONTHS                                                (DATE SALES
                                                             ENDED               YEAR ENDED OCTOBER 31,             COMMENCED) TO
                                                           APRIL 30,        ---------------------------------        OCTOBER 31,
                                                              2003           2002         2001          2000            1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $10.75         $10.24       $ 11.88       $11.84          $10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                (0.04)         (0.07)(a)     (0.01)(a)    (0.04)(a)       (0.03)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                0.70           0.58         (1.63)        0.08            1.87
=================================================================================================================================
    Total from investment operations                           0.66           0.51         (1.64)        0.04            1.84
=================================================================================================================================
Less dividends from net investment income                     (0.02)         (0.00)           --           --              --
=================================================================================================================================
Net asset value, end of period                               $11.39         $10.75       $ 10.24       $11.88          $11.84
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                                6.10%          4.98%       (13.80)%       0.34%          18.40%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $2,142         $1,311       $   937       $  453          $   41
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                             2.50%(c)       2.50%         2.50%        2.50%           2.50%(d)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                          3.24%(c)       3.26%         3.34%        3.30%           2.80%(d)
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                      (0.75)%(c)     (0.63)%       (0.05)%      (0.32)%         (0.31)%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate()(e)                                    179%           152%          189%         105%            123%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $1,813,351.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

NOTE 11--SUBSEQUENT EVENT

The Board of Trustees of AIM Investment Funds ("Seller") unanimously approved, on June 11, 2003, an Agreement and Plan of Reorganization (the "Plan") pursuant to which AIM Global Energy Fund ("Selling Fund"), a series of Seller, would transfer all of its assets to INVESCO Energy Fund ("Buying Fund"), a series of INVESCO Sector Funds, Inc. ("the Reorganization"). As a result of the Reorganization, shareholders of Selling Fund would receive shares of Buying Fund in exchange for their shares of Selling Fund, and Selling Fund would cease operations.

  The Plan requires approval of Selling Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held on or around September 25, 2003. If the Plan is approved by shareholders of Selling Fund and certain conditions required by the Plan are satisfied, the transaction is expected to become effective shortly thereafter.

  Effective on or about October 1, 2003, it is anticipated that Selling Fund will be closed to new investors.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                OFFICERS                        OFFICE OF THE FUND

Robert H. Graham                 Robert H. Graham                11 Greenway Plaza
                                 Chairman and President          Suite 100
Mark H. Williamson                                               Houston, TX 77046
                                 Mark H. Williamson
Frank S. Bayley                  Executive Vice President        INVESTMENT ADVISOR

Bruce L. Crockett                Kevin M. Carome                 A I M Advisors, Inc.
                                 Senior Vice President           11 Greenway Plaza
Albert R. Dowden                                                 Suite 100
                                 Gary T. Crum                    Houston, TX 77046
Edward K. Dunn Jr.               Senior Vice President
                                                                 TRANSFER AGENT
Jack M. Fields                   Dana R. Sutton
                                 Vice President and Treasurer    A I M Fund Services, Inc.
Carl Frischling                                                  P.O. Box 4739
                                 Stuart W. Coco                  Houston, TX 77210-4739
Prema Mathai-Davis               Vice President
                                                                 CUSTODIAN
Lewis F. Pennock                 Melville B. Cox
                                 Vice President                  State Street Bank and Trust Company
Ruth H. Quigley                                                  225 Franklin Street
                                 Edgar M. Larsen                 Boston, MA 02110
Louis S. Sklar                   Vice President
                                                                 COUNSEL TO THE FUND
                                 Nancy L. Martin
                                 Secretary                       Ballard Spahr
                                                                 Andrews & Ingersoll, LLP
                                                                 1735 Market Street
                                                                 Philadelphia, PA 19103

                                                                 COUNSEL TO THE TRUSTEES

                                                                 Kramer, Levin, Naftalis & Frankel LLP
                                                                 919 Third Avenue
                                                                 New York, NY 10022

                                                                 DISTRIBUTOR

                                                                 A I M Distributors, Inc.
                                                                 11 Greenway Plaza
                                                                 Suite 100
                                                                 Houston, TX 77046

THE AIM FAMILY OF FUNDS--Registered Trademark--


DOMESTIC EQUITY                           INTERNATIONAL/GLOBAL EQUITY                        FIXED INCOME

AIM Aggressive Growth Fund                AIM Asia Pacific Growth Fund(2)                    TAXABLE
AIM Balanced Fund*                        AIM Developing Markets Fund
AIM Basic Balanced Fund*                  AIM European Growth Fund(2)                        AIM Floating Rate Fund
AIM Basic Value Fund                      AIM European Small Company Fund                    AIM High Yield Fund
AIM Blue Chip Fund                        AIM Global Aggressive Growth Fund                  AIM Income Fund
AIM Capital Development Fund              AIM Global Growth Fund                             AIM Intermediate Government Fund
AIM Charter Fund                          AIM Global Trends Fund                             AIM Limited Maturity Treasury Fund(6,7)
AIM Constellation Fund                    AIM Global Value Fund(5)                           AIM Money Market Fund
AIM Dent Demographic Trends Fund          AIM International Core Equity Fund(2)              AIM Short-Term Bond Fund
AIM Diversified Dividend Fund(1)          AIM International Emerging Growth Fund             AIM Total Return Bond Fund
AIM Emerging Growth Fund                  AIM International Growth Fund(2)
AIM Large Cap Basic Value Fund                                                               TAX-FREE
AIM Large Cap Growth Fund                 SECTOR EQUITY
AIM Libra Fund                                                                               AIM High Income Municipal Fund
AIM Mid Cap Basic Value Fund              AIM Global Energy Fund                             AIM Municipal Bond Fund
AIM Mid Cap Core Equity Fund(2)           AIM Global Financial Services Fund                 AIM Tax-Exempt Cash Fund
AIM Mid Cap Growth Fund                   AIM Global Health Care Fund                        AIM Tax-Free Intermediate Fund(6,7)
AIM Opportunities I Fund(2,3)             AIM Global Science and Technology Fund(2)
AIM Opportunities II Fund(2,3)            AIM Global Utilities Fund
AIM Opportunities III Fund(2,3)           AIM New Technology Fund
AIM Premier Equity Fund(2)                AIM Real Estate Fund
AIM Premier Equity II Fund(2)
AIM Select Equity Fund
AIM Small Cap Equity Fund
AIM Small Cap Growth Fund(4)
AIM Weingarten Fund


*Domestic equity and income fund


                    YOUR GOALS. OUR SOLUTIONS.--Servicemark--

    Mutual   Retirement   Annuities   College   Separately   Offshore   Alternative    Cash
    Funds    Products                 Savings   Managed      Products   Investments    Management
                                      Plans     Accounts

                                             (AIM INVESTMENTS LOGO APPEARS HERE)
                                                       --Servicemark--

(1) Effective May 2, 2003, AIM Large Cap Core Equity Fund was renamed AIM Diversified Dividend Fund. (2) The following fund name changes became effective July 1, 2002: AIM Asian Growth Fund renamed AIM Asia Pacific Growth Fund; AIM European Development Fund renamed AIM European Growth Fund; AIM Global Telecommunications and Technology Fund renamed AIM Global Science and Technology Fund; AIM International Equity Fund renamed AIM International Growth Fund; AIM International Value Fund renamed AIM International Core Equity Fund; AIM Large Cap Opportunities Fund renamed AIM Opportunities III Fund; AIM Mid Cap Equity Fund renamed AIM Mid Cap Core Equity Fund; AIM Mid Cap Opportunities Fund renamed AIM Opportunities II Fund; AIM Small Cap Opportunities Fund renamed AIM Opportunities I Fund; AIM Value Fund renamed AIM Premier Equity Fund; AIM Value II Fund renamed AIM Premier Equity II Fund. (3) Effective October 1, 2002, the fund was reopened to new investors. (4) AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. (5) Effective April 30, 2003, AIM Worldwide Spectrum Fund was renamed AIM Global Value Fund. (6) Class A shares closed to new investors on October 30, 2002. (7) Class A3 shares were first offered on October 31, 2002.

    For more complete information about any AIM fund, including sales charges and expenses, ask your financial advisor for a prospectus. Please read it carefully before investing. This brochure is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective fund prospectus, which contains more complete information, including sales charges and expenses. Please read it carefully before investing. If used after July 20, 2003, this brochure must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual Funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $115 billion in assets for approximately 9 million shareholders, including individual investors, corporate clients and financial institutions. The AIM Family of Funds--Registered Trademark-- is distributed nationwide. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $319 billion in assets under management. Data as of March 31, 2003.

                                                                       GEN-SAR-1
AIMinvestments.com

               SEMIANNUAL REPORT TO SHAREHOLDERS / APRIL 30, 2003

                       AIM GLOBAL FINANCIAL SERVICES FUND

                                 (COVER IMAGE)

                      (AIM INVESTMENTS LOGO APPEARS HERE)

                                --Servicemark--

                    YOUR GOALS. OUR SOLUTIONS.--Servicemark--


            AIM Global Financial Services Fund seeks long-term growth

          of capital by investing normally in the equity securities of domestic and foreign financial services companies.


                NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

            This report may be distributed only to shareholders or to persons who have received a current prospectus of the fund.

FUND DATA

================================================================================

TOP INDUSTRIES

As of April 30, 2003
--------------------------------------------------------------------------------
                                  (PIE CHART)

OTHER                                6.6%
CONSUMER FINANCE                     0.5%
IT CONSULTING SERVICES               1.1%
DATA PROCESSING SERVICES             1.3%
REINSURANCE                          2.0%
INSURANCE BROKERS                    2.8%
LIFE & HEALTH INSURANCE              2.9%
MULTI-LINE INSURANCE                 4.3%
PROPERTY & CASUALTY INSURANCE       10.0%
DIVERSIFIED FINANCIAL SERVICES      29.0%
BANKS                               39.5%

TOTAL NUMBER OF HOLDINGS*             66

TOTAL NET ASSETS          $208.3 BILLION

================================================================================

================================================================================

AVERAGE ANNUAL TOTAL RETURNS

As of 4/30/03, including sales charges

CLASS A SHARES
 Inception (5/31/94)                    9.58%
  5 Years                               2.73
  1 Year                              -17.42

CLASS B SHARES
 Inception (5/31/94)                    9.69%
  5 Years                               2.88
  1 Year                              -18.07

CLASS C SHARES
 Inception (3/1/99)                     4.13%
  1 Year                              -14.63

In addition to returns as of the close of the reporting period, industry regulations require us to provide average annual total returns (including sales charges) as of 3/31/03, the most recent calendar quarter-end, which were: Class A shares, inception (5/31/94), 8.41%; five years, 1.17%; one year, -27.67%.
Class B shares, inception (5/31/94), 8.52%; 5 years, 1.32%; one year, -28.19%.
Class C shares, inception (3/1/99), 1.64%; one year, -25.17%.

================================================================================

================================================================================

FUND VS. INDEXES

Total Returns 10/31/02-4/30/03,
excluding sales charges

CLASS A SHARES                              4.29%
CLASS B SHARES                              4.03
CLASS C SHARES                              4.03
MSCI ALL COUNTRY (AC) WORLD FREE INDEX      3.70
(Broad Market Index)
NYSE FINANCE INDEX                          4.85
(Style-specific Index)
LIPPER FINANCIAL SERVICES FUND INDEX        3.29
(Peer Group Index)

SOURCE: LIPPER, INC.

Past performance cannot guarantee comparable future results. DUE TO RECENT SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

================================================================================

================================================================================
TOP 10 EQUITY HOLDINGS*                           TOP 10 COUNTRIES*
--------------------------------------------------------------------------------
 1. Bank of America Corp.                  3.8%    1. United States       73.2%

 2. Merrill Lynch & Co., Inc.              3.3     2. Ireland              4.6

 3. Citigroup Inc.                         3.2     3. Bermuda              3.5

 4. Anglo Irish Bank Corp. PLC (Ireland)   3.1     4. United Kingdom       2.3

 5. Legg Mason, Inc.                       2.8     5. Italy                2.0

 6. Lehman Brothers Holdings Inc.          2.5     6. Spain                1.9

 7. Wells Fargo & Co.                      2.5     7. Australia            1.2

 8. Morgan Stanley                         2.3     8. Cayman Islands       1.2

 9. Cullen/Frost Bankers, Inc.             2.3     9. Mexico               1.0

10. American International Group, Inc.     2.2    10. Canada               1.0

*Excludes money market fund holdings.

The fund's holdings are subject to change, and there is no assurance the fund will continue to hold any particular security.
================================================================================


ABOUT FUND INFORMATION THROUGHOUT THIS REPORT:

o Unless otherwise stated, information presented here is as of 4/30/03 and is based on total net assets.

o AIM Global Financial Services Fund's performance figures are historical, and they reflect the reinvestment of distributions and changes in net asset value.

o When sales charges are included in performance figures, Class A share performance reflects the maximum 4.75% sales charge, and Class B and Class C performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's share classes will differ due to different sales-charge structure and class expenses.

o The fund may participate in the initial public offering market in some market cycles. Because of the fund's small asset base, any investment in IPOs may significantly increase the fund's total return. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return.

o Had the advisor not waived fees and/or absorbed fund expenses, returns would have been lower.

o International investing presents certain risks not associated with investing solely in the United States. These include risks relating to fluctuations in the value of the U.S. dollar relative to the values of other currencies, the custody arrangements made for the fund's foreign holdings, differences in accounting, political risks and the lesser degree of public information to be provided by non-U.S. companies.

o Investing in a single-sector mutual fund involves greater risk and potential return than investing in a more diversified fund.

o The funds investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original investment.

o In the Schedule of Investments in this report, the fund's portfolio holdings are organized according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International, Inc. and Standard & Poor's.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The unmanaged MSCI All Country (AC) World Free Index tracks the performance of approximately 50 developed and emerging countries covered by Morgan Stanley Capital International. The "free" index represents actual buyable opportunities for global purchases.

o The unmanaged Lipper Financial Services Fund Index represents an average of the 10 largest financial-services funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

o The NYSE Finance Index is a capitalization-weighted index of financial stocks designed to measure the performance of the financial sector of the New York Stock Exchange.

o A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses. Performance of a market index does not.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-959-4246, or on the AIM Web site, aiminvestments.com.

FOR MORE INFORMATION, PLEASE VISIT AIMINVESTMENTS.COM.

TO OUR SHAREHOLDERS


                    DEAR SHAREHOLDER:

[PHOTO OF           This is the report on AIM Global Financial Services Fund for
ROBERT H.           the six months ended April 30, 2003. You will note that we
GRAHAM]             have adopted a more concise format for our semiannual
                    reports. Important information such as top holdings and performance as of the close of the reporting period appear on the opposite page. This letter will provide an overview of the markets and your fund during the six months covered by this report. As always, timely information about your fund and the markets in general is available at our Web site, aiminvestments.com.

                    MARKET CONDITIONS

                    In U.S. markets, positive performance during March and April 2003 enabled major stock market indexes to post gains for the reporting period. For example, the unmanaged Standard &
Poor's Composite Index of 500 Stocks (the S&P 500), an index of common stocks frequently used as a general measure of U.S. stock market performance, returned 4.47% for the six months ended April 30, 2003.

   Year to date as of April 30, consumer discretionary, information technology and financials were among the better-performing sectors of the S&P 500, while telecommunications services was the worst.

   Generally, mid- and small-cap stocks outperformed large-cap stocks, and the value investment style outperformed the growth investment style during the six-month reporting period.

   International markets, as measured by the unmanaged MSCI Europe, Australasia and the Far East Index (the EAFE--Registered Trademark--), a group of foreign securities tracked by Morgan Stanley Capital International, produced negative returns for the first quarter of 2003. International markets, however, rallied in April. This rally helped push international market returns into positive territory for the six-month reporting period.

   European markets rallied toward the close of the reporting period, with the MSCI (Morgan Stanley Capital International) Europe Index, often considered representative of the European equity market, gaining 13.49% in April. In European monetary affairs, the European Central Bank (ECB) cut its benchmark interest rate 25 basis points to 2.50% in March. It remained at that level as the reporting period closed.

   As widely discussed, in Asia, the epidemic of severe acute respiratory syndrome (SARS) dealt a blow to local economies. However, the MSCI All Country
(AC) Asia Pacific Free ex-Japan Index, a group of developed and emerging Asian and Asia-Pacific markets (except Japan) covered by Morgan Stanley Capital International, rallied in April and was positive for the six-month reporting period.

   On the currency front, the U.S. dollar was weak compared to many foreign currencies. In particular, the euro showed strength as it appreciated nearly 13% against the dollar during the reporting period. Other notable currencies that gained ground on the dollar included the Australian dollar, Swiss franc, British pound and Canadian dollar.

YOUR FUND

At net asset value, AIM Global Financial Services Fund achieved positive results for all three share classes for the six months ended April 30, 2003.

   Fund managers Meggan M. Walsh, Clas G. Olsson and Barrett K Sides have positioned banks as the largest industry among the fund's holdings.

   During the reporting period, the fund has increased its presence in North America, Latin America, Asia and the South Pacific. Holdings in Europe were scaled back.

IN CLOSING

I thank you for your continued participation in AIM Global Financial Services Fund, and I look forward to reporting to you again in six months. If you have questions, please consult your financial advisor to help you with your investment choices. As always, members of our award-winning Client Services department are ready to help. They can be reached at 800-959-4246.

Sincerely,

/s/ Robert H. Graham
Robert H. Graham
Chairman
April 30, 2003

================================================================================

                         ON THE CURRENCY FRONT, THE U.S.

                           DOLLAR WAS WEAK COMPARED TO

                            MANY FOREIGN CURRENCIES.


                                ROBERT H. GRAHAM

================================================================================

FINANCIALS

SCHEDULE OF INVESTMENTS

April 30, 2003
(Unaudited)


                                                                MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------
DOMESTIC COMMON STOCKS-73.22%

BANKS-24.63%

Bank of America Corp.                              107,600   $  7,967,780
-------------------------------------------------------------------------
Bank of New York Co., Inc. (The)                    76,300      2,018,135
-------------------------------------------------------------------------
Bank One Corp.                                      42,000      1,514,100
-------------------------------------------------------------------------
Charter One Financial, Inc.                         69,150      2,008,807
-------------------------------------------------------------------------
Comerica Inc.                                       61,200      2,662,812
-------------------------------------------------------------------------
Cullen/Frost Bankers, Inc.                         143,600      4,708,644
-------------------------------------------------------------------------
FleetBoston Financial Corp.                        124,200      3,293,784
-------------------------------------------------------------------------
KeyCorp                                            139,400      3,360,934
-------------------------------------------------------------------------
M&T Bank Corp.(a)                                   30,600      2,584,782
-------------------------------------------------------------------------
Mellon Financial Corp.                              44,403      1,174,459
-------------------------------------------------------------------------
Synovus Financial Corp.                            159,000      3,095,730
-------------------------------------------------------------------------
U.S. Bancorp                                       208,300      4,613,845
-------------------------------------------------------------------------
Wachovia Corp.                                      82,000      3,133,220
-------------------------------------------------------------------------
Wells Fargo & Co.                                  107,500      5,187,950
-------------------------------------------------------------------------
Zions Bancorp.                                      80,700      3,976,089
=========================================================================
                                                               51,301,071
=========================================================================

CONSUMER FINANCE-0.53%

MBNA Corp.                                          58,700      1,109,430
=========================================================================

DATA PROCESSING SERVICES-1.26%

DST Systems, Inc.(b)                                85,200      2,615,640
=========================================================================

DIVERSIFIED FINANCIAL SERVICES-28.37%

American Express Co.                               112,400      4,255,464
-------------------------------------------------------------------------
Charles Schwab Corp. (The)                         127,000      1,096,010
-------------------------------------------------------------------------
Citigroup Inc.                                     170,101      6,676,464
-------------------------------------------------------------------------
Fannie Mae                                          40,100      2,902,839
-------------------------------------------------------------------------
Federated Investors, Inc.-Class B                   53,500      1,460,015
-------------------------------------------------------------------------
Freddie Mac                                         65,200      3,775,080
-------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)(a)                  61,300      4,652,670
-------------------------------------------------------------------------
Investors Financial Services Corp.                  45,200        985,812
-------------------------------------------------------------------------
J.P. Morgan Chase & Co.                            130,800      3,838,980
-------------------------------------------------------------------------
Legg Mason, Inc.                                   108,200      5,875,260
-------------------------------------------------------------------------
Lehman Brothers Holdings Inc.                       84,100      5,295,777
-------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                          165,300      6,785,565
-------------------------------------------------------------------------
Morgan Stanley                                     105,700      4,730,075
-------------------------------------------------------------------------
Neuberger Berman Inc.                               37,000      1,135,900
-------------------------------------------------------------------------
Principal Financial Group, Inc.                    121,000      3,521,100
-------------------------------------------------------------------------
State Street Corp.                                  60,200      2,108,806
=========================================================================
                                                               59,095,817
=========================================================================

                                                                MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------


INSURANCE BROKERS-1.28%

Marsh & McLennan Cos., Inc.                         55,700   $  2,655,776
=========================================================================

IT CONSULTING & SERVICES-1.14%

SunGard Data Systems Inc.(b)                       110,000      2,365,000
=========================================================================

LIFE & HEALTH INSURANCE-2.91%

Nationwide Financial Services, Inc.-Class A         98,100      2,761,515
-------------------------------------------------------------------------
Prudential Financial, Inc.                          38,800      1,240,436
-------------------------------------------------------------------------
StanCorp Financial Group, Inc.                      38,500      2,067,450
=========================================================================
                                                                6,069,401
=========================================================================

MULTI-LINE INSURANCE-4.31%

American International Group, Inc.                  80,650      4,673,668
-------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)       69,200      2,820,592
-------------------------------------------------------------------------
HCC Insurance Holdings, Inc.                        54,000      1,485,000
=========================================================================
                                                                8,979,260
=========================================================================

PROPERTY & CASUALTY INSURANCE-8.79%

Ambac Financial Group, Inc.                         56,600      3,302,610
-------------------------------------------------------------------------
Chubb Corp. (The)                                   30,000      1,586,700
-------------------------------------------------------------------------
MBIA Inc.                                           28,000      1,251,600
-------------------------------------------------------------------------
MGIC Investment Corp.                               54,000      2,454,840
-------------------------------------------------------------------------
PMI Group, Inc. (The)                               82,000      2,527,240
-------------------------------------------------------------------------
Radian Group Inc.                                   82,000      3,255,400
-------------------------------------------------------------------------
St. Paul Cos., Inc. (The)                           60,800      2,087,872
-------------------------------------------------------------------------
Travelers Property Casualty Corp.-Class B          113,800      1,849,250
=========================================================================
                                                               18,315,512
=========================================================================
    Total Domestic Common Stocks (Cost
      $150,476,543)                                           152,506,907
=========================================================================

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-20.24%

AUSTRALIA-1.20%

St. George Bank Ltd. (Banks)                       202,000      2,505,949
=========================================================================

BERMUDA-3.52%

Everest Re Group, Ltd. (Reinsurance)                61,000      4,248,650
-------------------------------------------------------------------------
Willis Group Holdings Ltd. (Insurance
  Brokers)                                          98,500      3,072,215
=========================================================================
                                                                7,320,865
=========================================================================

CANADA-0.99%

Royal Bank of Canada (Banks)                        49,500      2,064,802
=========================================================================

CAYMAN ISLANDS-1.17%

ACE Ltd. (Property & Casualty Insurance)            73,900      2,444,612
=========================================================================

FRANCE-0.72%

BNP Paribas S.A. (Banks)                            31,800      1,495,468
=========================================================================


                                                                MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------

HONG KONG-0.95%

Dah Sing Financial Group (Banks)                   434,000   $  1,981,062
=========================================================================

IRELAND-4.56%

Allied Irish Banks PLC (Banks)                      78,900      1,212,999
-------------------------------------------------------------------------
Anglo Irish Bank Corp. PLC (Banks)                 858,800      6,471,912
-------------------------------------------------------------------------
Bank of Ireland (Banks)                            148,200      1,814,441
=========================================================================
                                                                9,499,352
=========================================================================

ITALY-1.96%

Banco Popolare di Verona e Novara Scrl
  (Banks)                                          146,310      1,990,881
-------------------------------------------------------------------------
UniCredito Italiano S.p.A. (Banks)                 477,400      2,092,421
=========================================================================
                                                                4,083,302
=========================================================================

MEXICO-1.00%

Grupo Financiero BBVA Bancomer, S.A. de C.V.-
  Class B (Banks)(b)                             2,392,900      2,086,459
=========================================================================

SPAIN-1.92%

Banco Popular Espanol S.A. (Banks)                  82,400      4,002,190
=========================================================================

UNITED KINGDOM-2.25%

Man Group PLC (Diversified Financial
  Services)                                         81,700      1,378,967
-------------------------------------------------------------------------
Northern Rock PLC (Banks)                           56,950        651,902
-------------------------------------------------------------------------
Royal Bank of Scotland Group PLC (Banks)           101,000      2,651,607
=========================================================================
                                                                4,682,476
=========================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $32,391,176)                             42,166,537
=========================================================================

                                                                MARKET
                                                 SHARES         VALUE
-------------------------------------------------------------------------


MONEY MARKET FUNDS-6.93%

STIC Liquid Assets Portfolio(c)                  7,217,621   $  7,217,621
-------------------------------------------------------------------------
STIC Prime Portfolio(c)                          7,217,621      7,217,621
=========================================================================
    Total Money Market Funds (Cost
      $14,435,242)                                             14,435,242
=========================================================================
TOTAL INVESTMENTS-100.39% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost $197,302,961)                 209,108,686
=========================================================================

INVESTMENTS PURCHASED WITH CASH
COLLATERAL FROM SECURITIES LOANED

MONEY MARKET FUNDS-4.03%

STIC Liquid Assets Portfolio(c)(d)               4,200,701      4,200,701
-------------------------------------------------------------------------
STIC Prime Portfolio(c)(d)                       4,200,701      4,200,701
=========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $8,401,402)                                         8,401,402
=========================================================================
TOTAL INVESTMENTS-104.42% (Cost $205,704,363)                 217,510,088
=========================================================================
OTHER ASSETS LESS LIABILITIES-(4.42%)                          (9,209,196)
=========================================================================
NET ASSETS-100.00%                                           $208,300,892
_________________________________________________________________________
=========================================================================

Notes to Schedule of Investments:

(a) A portion of this security is subject to call options written. See Note 1 section G and Note 7.
(b) Non-income producing security.
(c) The money market fund and the Fund are affiliated by having the same investment advisor.
(d) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2003
(Unaudited)

ASSETS:

Investments, at market value (cost
  $205,704,363)*                               $217,510,088
-----------------------------------------------------------
Foreign currencies, at value (cost $61,087)          61,451
-----------------------------------------------------------
Receivables for:
  Investments sold                                1,902,503
-----------------------------------------------------------
  Fund shares sold                                  214,155
-----------------------------------------------------------
  Dividends                                         191,402
-----------------------------------------------------------
Investment for deferred compensation plan             5,119
-----------------------------------------------------------
Other assets                                         21,550
===========================================================
    Total assets                                219,906,268
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                           2,167,811
-----------------------------------------------------------
  Fund shares reacquired                            569,849
-----------------------------------------------------------
  Options written (premiums received $43,216)        31,733
-----------------------------------------------------------
  Deferred compensation plan                          5,119
-----------------------------------------------------------
  Collateral upon return of securities loaned     8,401,402
-----------------------------------------------------------
Accrued distribution fees                           185,908
-----------------------------------------------------------
Accrued trustees' fees                                  719
-----------------------------------------------------------
Accrued transfer agent fees                         141,310
-----------------------------------------------------------
Accrued operating expenses                          101,525
===========================================================
    Total liabilities                            11,605,376
===========================================================
Net assets applicable to shares outstanding    $208,300,892
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $226,977,793
-----------------------------------------------------------
Undistributed net investment income (loss)         (168,454)
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities, foreign currencies
  and option contracts                          (30,330,843)
-----------------------------------------------------------
Unrealized appreciation of investment
  securities, foreign currencies and option
  contracts                                      11,822,396
===========================================================
                                               $208,300,892
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $100,200,654
___________________________________________________________
===========================================================
Class B                                        $ 83,105,760
___________________________________________________________
===========================================================
Class C                                        $ 24,994,478
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                           5,094,314
___________________________________________________________
===========================================================
Class B                                           4,405,688
___________________________________________________________
===========================================================
Class C                                           1,325,107
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      19.67
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $19.67 divided by
      94.50%)                                  $      20.81
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $      18.86
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $      18.86
___________________________________________________________
===========================================================

* At April 30, 2003, securities with an aggregate market value of $8,293,483 were on loan to brokers.

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the six months ended April 30, 2003
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $40,488)         $  1,981,496
--------------------------------------------------------------------------
Dividends from affiliated money market funds                        69,018
--------------------------------------------------------------------------
Interest                                                               138
--------------------------------------------------------------------------
Security lending income                                             31,566
==========================================================================
    Total investment income                                      2,082,218
==========================================================================

EXPENSES:

Advisory fees                                                    1,029,178
--------------------------------------------------------------------------
Administrative services fees                                        24,795
--------------------------------------------------------------------------
Custodian fees                                                      27,718
--------------------------------------------------------------------------
Distribution fees -- Class A                                       253,488
--------------------------------------------------------------------------
Distribution fees -- Class B                                       422,367
--------------------------------------------------------------------------
Distribution fees -- Class C                                       126,224
--------------------------------------------------------------------------
Transfer agent fees                                                476,961
--------------------------------------------------------------------------
Trustees' fees                                                       4,886
--------------------------------------------------------------------------
Other                                                              107,626
==========================================================================
    Total expenses                                               2,473,243
==========================================================================
Less: Fees waived and expenses paid indirectly                     (84,961)
==========================================================================
    Net expenses                                                 2,388,282
==========================================================================
Net investment income (loss)                                      (306,064)
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FOREIGN CURRENCIES AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                                        (14,161,647)
--------------------------------------------------------------------------
  Foreign currencies                                                28,328
--------------------------------------------------------------------------
  Option contracts written                                         464,152
==========================================================================
                                                               (13,669,167)
==========================================================================
Change in net unrealized appreciation of:
  Investment securities                                         21,323,126
--------------------------------------------------------------------------
  Foreign currencies                                                 3,641
--------------------------------------------------------------------------
  Option contracts written                                          11,483
==========================================================================
                                                                21,338,250
==========================================================================
Net gain from investment securities, foreign currencies and
  option contracts                                               7,669,083
==========================================================================
Net increase in net assets resulting from operations          $  7,363,019
__________________________________________________________________________
==========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2003 and the year ended October 31, 2002 (Unaudited)

                                                               APRIL 30,      OCTOBER 31,
                                                                  2003            2002
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (306,064)   $ (1,645,236)
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and option contracts                    (13,669,167)    (15,906,992)
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies and option
    contracts                                                   21,338,250      (3,664,216)
==========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                  7,363,019     (21,216,444)
==========================================================================================
Share transactions-net:
  Class A                                                      (11,574,963)     (9,235,195)
------------------------------------------------------------------------------------------
  Class B                                                      (10,637,219)    (15,032,506)
------------------------------------------------------------------------------------------
  Class C                                                       (3,118,587)     (2,205,504)
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (25,330,769)    (26,473,205)
==========================================================================================
    Net increase (decrease) in net assets                      (17,967,750)    (47,689,649)
==========================================================================================

NET ASSETS:

  Beginning of period                                          226,268,642     273,958,291
==========================================================================================
  End of period                                               $208,300,892    $226,268,642
__________________________________________________________________________________________
==========================================================================================

NOTES TO FINANCIAL STATEMENTS

April 30, 2003
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Global Financial Services Fund (the "Fund") is a separate series of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

H. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A I M Advisors, Inc. ("AIM") is the Fund's investment manager and administrator. The Fund pays AIM investment management and administration fees at an annual rate of 0.975% on the first $500 million of the Fund's average daily net assets, plus 0.95% on the next $500 million of the Fund's average daily net assets, plus 0.925% on the next $500 million of the Fund's average daily net assets, plus 0.90% on the Fund's average daily net assets exceeding $1.5 billion. AIM has voluntarily agreed to limit total annual operating expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to 2.00%, 2.50% and 2.50%, respectively. Voluntary expense limitations may be rescinded, terminated or modified at any time without further notice to investors. During periods of voluntary waivers or reimbursements to the extent the annualized expense ratio does not exceed the voluntary limit for the period committed, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of the fiscal year. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund). For the six months ended April 30, 2003, AIM waived fees of $83,361.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2003, AIM was paid $24,795 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended April 30, 2003, AFS retained $248,855 for such services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.50% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended April 30, 2003, the Class A, Class B and Class C shares paid $253,488, $422,367 and $126,224, respectively.

    Front-end sales commissions and contingent deferred sales charges (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. Contingent deferred sales charges ("CDSCs") are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2003, AIM Distributors retained $11,047 in front-end sales commissions from the sale of Class A shares and $42, $710 and $1,926 for Class A, Class B and Class C shares, respectively, for CDSCs imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

    During the six months ended April 30, 2003, the Fund paid legal fees of $1,435 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the six months ended April 30, 2003, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $1,556 and reductions in custodian fees of $44 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $1,600.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BORROWINGS

AIM has established an interfund lending facility for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM, which were parties to the line of credit could borrow on a first come, first served basis. The funds, which were party to the line of credit, were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the six months ended April 30, 2003, the Fund did not borrow under the interfund lending or the committed line of credit facility.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.

    At April 30, 2003, securities with an aggregate value of $8,293,483 were on loan to brokers. The loans were secured by cash collateral of $8,401,402 received by the Fund and subsequently invested in affiliated money market funds. For the six months ended April 30, 2003 the Fund received fees of $31,566 for securities lending.

NOTE 7--CALL OPTION CONTRACTS

Transactions in call options written during the six months ended April 30, 2003 are summarized as follows:

                                                              CALL OPTION CONTRACTS
                                                              ----------------------
                                                              NUMBER OF    PREMIUMS
                                                              CONTRACTS    RECEIVED
------------------------------------------------------------------------------------
Beginning of period                                                --      $      --
------------------------------------------------------------------------------------
Written                                                         7,239        769,151
------------------------------------------------------------------------------------
Closed                                                         (4,691)      (515,012)
------------------------------------------------------------------------------------
Exercised                                                      (1,490)      (113,776)
------------------------------------------------------------------------------------
Expired                                                          (770)       (97,147)
====================================================================================
End of period                                                     288      $  43,216
____________________________________________________________________________________
====================================================================================


  Open call option contracts written at April 30, 2003 were as follows:

                                                                                                       APRIL 30,
                                                                                                         2003        UNREALIZED
                                                            CONTRACT   STRIKE   NUMBER OF   PREMIUMS    MARKET      APPRECIATION
ISSUE                                                        MONTH     PRICE    CONTRACTS   RECEIVED     VALUE     (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                    May-03     $75         81      $17,981     $18,023       $   (42)
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                    May-03      80         82        5,986       2,460         3,526
---------------------------------------------------------------------------------------------------------------------------------
M&T Bank Corp.                                               May-03      85        125       19,249      11,250         7,999
=================================================================================================================================
                                                                                   288      $43,216     $31,733       $11,483
_________________________________________________________________________________________________________________________________
=================================================================================================================================

NOTE 8--TAX INFORMATION


The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.

  The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD
----------------------------------------------------------------------------
October 31, 2009                                                $   259,675
----------------------------------------------------------------------------
October 31, 2010                                                 16,192,146
============================================================================
Total capital loss carryforward                                 $16,451,821
____________________________________________________________________________
============================================================================


NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2003 was $40,446,577 and $68,970,615, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of April 30, 2003 is as follows:

Aggregate unrealized appreciation of investment securities      $ 22,485,777
----------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities     (10,889,907)
============================================================================
Net unrealized appreciation of investment securities            $ 11,595,870
____________________________________________________________________________
============================================================================
Cost of investments for tax purposes is $205,914,218.

NOTE 10--SHARE INFORMATION

The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a CDSC. Under some circumstances, Class A shares are subject to CDSCs. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Changes in shares outstanding during the six months ended April 30, 2003 and the year ended October 31, 2002 were as follows:

                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                    APRIL 30, 2003               OCTOBER 31, 2002
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                        692,525    $ 12,933,828     2,582,636    $ 55,380,594
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        226,360       4,121,188     1,253,533      26,379,817
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        209,853       3,785,883       727,708      14,583,074
======================================================================================================================
Conversion of Class B shares to Class A shares:
  Class A                                                        102,650       1,938,708       339,373       7,336,625
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (106,896)     (1,938,708)     (355,226)     (7,336,625)
======================================================================================================================
Reacquired:
  Class A                                                     (1,437,808)    (26,447,499)   (3,401,742)    (71,952,414)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (723,940)    (12,819,699)   (1,715,359)    (34,075,698)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (387,180)     (6,904,470)     (863,759)    (16,788,578)
======================================================================================================================
                                                              (1,424,436)   $(25,330,769)   (1,432,836)   $(26,473,205)
______________________________________________________________________________________________________________________
======================================================================================================================


NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                               CLASS A
                                          ----------------------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                               YEAR ENDED OCTOBER 31,
                                          APRIL 30,        -----------------------------------------------------------------
                                            2003             2002           2001          2000          1999          1998
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $  18.86        $  20.40       $  24.85       $ 23.23       $ 17.05       $ 17.22
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                (0.00)(a)       (0.07)(a)      (0.06)(a)     (0.07)(a)     (0.02)(a)      0.07(a)
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                   0.81           (1.47)         (4.13)         5.87          6.25          0.37
============================================================================================================================
    Total from investment operations           0.81           (1.54)         (4.19)         5.80          6.23          0.44
============================================================================================================================
Less distributions:
  Dividends from net investment income           --              --             --         (0.25)        (0.02)        (0.01)
----------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains          --              --          (0.26)        (3.93)        (0.03)        (0.60)
============================================================================================================================
    Total distributions                          --              --          (0.26)        (4.18)        (0.05)        (0.61)
============================================================================================================================
Net asset value, end of period             $  19.67        $  18.86       $  20.40       $ 24.85       $ 23.23       $ 17.05
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(b)                                4.29%          (7.55)%       (17.03)%       30.06%        36.62%         2.53%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $100,201        $108,191       $126,816       $95,393       $30,987       $28,433
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                             2.00%(c)        1.97%          1.85%         2.00%         1.99%         1.97%
----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                          2.08%(c)        1.97%          1.85%         2.00%         2.12%         1.99%
============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                          (0.03)%(c)      (0.31)%        (0.26)%       (0.33)%       (0.08)%        0.37%
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate(d)                       20%             51%            53%           41%          107%          111%
____________________________________________________________________________________________________________________________
============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $102,235,506.
(d)  Not annualized for periods less than one year.

                                                                               CLASS B
                                          ---------------------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                               YEAR ENDED OCTOBER 31,
                                          APRIL 30,        ----------------------------------------------------------------
                                             2003           2002           2001          2000          1999          1998
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $ 18.13         $ 19.71       $  24.14       $ 22.67       $ 16.71       $ 16.97
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)               (0.05)(a)       (0.17)(a)      (0.17)(a)     (0.18)(a)     (0.12)(a)     (0.02)(a)
---------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                  0.78           (1.41)         (4.00)         5.72          6.11          0.37
===========================================================================================================================
    Total from investment operations          0.73           (1.58)         (4.17)         5.54          5.99          0.35
===========================================================================================================================
Less distributions:
  Dividends from net investment income          --              --             --         (0.14)           --         (0.01)
---------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains         --              --          (0.26)        (3.93)        (0.03)        (0.60)
===========================================================================================================================
    Total distributions                         --              --          (0.26)        (4.07)        (0.03)        (0.61)
===========================================================================================================================
Net asset value, end of period             $ 18.86         $ 18.13       $  19.71       $ 24.14       $ 22.67       $ 16.71
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(b)                               4.03%          (8.02)%       (17.45)%       29.40%        35.91%         2.08%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $83,106         $90,838       $114,852       $92,343       $49,619       $48,785
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                            2.50%(c)        2.47%          2.35%         2.50%         2.49%         2.47%
---------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                         2.58%(c)        2.47%          2.35%         2.50%         2.62%         2.49%
===========================================================================================================================
Ratio of net investment income (loss) to
  average net assets                         (0.53)%(c)      (0.81)%        (0.76)%       (0.83)%       (0.58)%       (0.13)%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Portfolio turnover rate(d)                      20%             51%            53%           41%          107%          111%
___________________________________________________________________________________________________________________________
===========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $85,173,383.
(d)  Not annualized for periods less than one year.


                                                                          CLASS C
                                          ------------------------------------------------------------------------
                                                                                                     MARCH 1, 1999
                                          SIX MONTHS                                                 (DATE SALES
                                           ENDED                 YEAR ENDED OCTOBER 31,              COMMENCED) TO
                                          APRIL 30,        -----------------------------------       OCTOBER 31,
                                            2003            2002          2001          2000           1999
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $ 18.13         $ 19.71       $ 24.14       $ 22.67          $19.58
------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)               (0.05)(a)       (0.17)(a)     (0.17)(a)     (0.18)(a)       (0.08)(a)
------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                  0.78           (1.41)        (4.00)         5.72            3.17
==================================================================================================================
    Total from investment operations          0.73           (1.58)        (4.17)         5.54            3.09
==================================================================================================================
Less distributions:
  Dividends from net investment income          --              --            --         (0.14)             --
------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains         --              --         (0.26)        (3.93)             --
==================================================================================================================
    Total distributions                         --              --         (0.26)        (4.07)             --
==================================================================================================================
Net asset value, end of period             $ 18.86         $ 18.13       $ 19.71       $ 24.14          $22.67
__________________________________________________________________________________________________________________
==================================================================================================================
Total return(b)                               4.03%          (8.02)%      (17.45)%       29.40%          15.78%
__________________________________________________________________________________________________________________
==================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $24,994         $27,239       $32,290       $20,944          $  605
__________________________________________________________________________________________________________________
==================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                            2.50%(c)        2.47%         2.35%         2.50%           2.49%(d)
------------------------------------------------------------------------------------------------------------------
  Without fee waivers                         2.58%(c)        2.47%         2.35%         2.50%           2.62%(d)
==================================================================================================================
Ratio of net investment income (loss) to
  average net assets                         (0.53)%(c)      (0.81)%       (0.76)%       (0.83)%         (0.58)%(d)
__________________________________________________________________________________________________________________
==================================================================================================================
Portfolio turnover rate(e)                      20%             51%           53%           41%            107%
__________________________________________________________________________________________________________________
==================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $25,454,089.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

NOTE 12--SUBSEQUENT EVENT


The Board of Trustees of AIM Investment Funds ("Seller") unanimously approved, on June 11, 2003, an Agreement and Plan of Reorganization (the "Plan") pursuant to which AIM Global Financial Services Fund ("Selling Fund"), a series of Seller, would transfer all of its assets to INVESCO Financial Services Fund ("Buying Fund"), a series of INVESCO Sector Funds, Inc. ("the Reorganization") As a result of the Reorganization, shareholders of Selling Fund would receive shares of Buying Fund in exchange for their shares of Selling Fund, and Selling Fund would cease operations.

  The Plan requires approval of Selling Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held on or around September 25, 2003. If the Plan is approved by shareholders of Selling Fund and certain conditions required by the Plan are satisfied, the transaction is expected to become effective shortly thereafter.

  Effective on or about October 1, 2003, it is anticipated that Selling Fund will be closed to new investors.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES         OFFICERS                          OFFICE OF THE FUND
Robert H. Graham          Robert H. Graham                  11 Greenway Plaza
                          Chairman and President            Suite 100
Mark H. Williamson                                          Houston, TX 77046
                          Mark H. Williamson
Frank S. Bayley           Executive Vice President          INVESTMENT ADVISOR

Bruce L. Crockett         Kevin M. Carome                   A I M Advisors, Inc.
                          Senior Vice President             11 Greenway Plaza
Albert R. Dowden                                            Suite 100
                          Gary T. Crum                      Houston, TX 77046
Edward K. Dunn Jr.        Senior Vice President
                                                            TRANSFER AGENT
Jack M. Fields            Dana R. Sutton
                          Vice President and Treasurer      A I M Fund Services, Inc.
Carl Frischling                                             P.O. Box 4739
                          Stuart W. Coco                    Houston, TX 77210-4739
Prema Mathai-Davis        Vice President
                                                            CUSTODIAN
Lewis F. Pennock          Melville B. Cox
                          Vice President                    State Street Bank and Trust Company
Ruth H. Quigley                                             225 Franklin Street
                          Edgar M. Larsen                   Boston, MA 02110
Louis S. Sklar            Vice President
                                                            COUNSEL TO THE FUND
                          Nancy L. Martin
                          Secretary                         Ballard Spahr
                                                            Andrews & Ingersoll, LLP
                                                            1735 Market Street
                                                            Philadelphia, PA 19103

                                                            COUNSEL TO THE TRUSTEES

                                                            Kramer, Levin, Naftalis & Frankel LLP
                                                            919 Third Avenue
                                                            New York, NY 10022

                                                            DISTRIBUTOR

                                                            A I M Distributors, Inc.
                                                            11 Greenway Plaza
                                                            Suite 100
                                                            Houston, TX 77046

THE AIM FAMILY OF FUNDS--Registered Trademark--


                                                                                  FIXED INCOME

DOMESTIC EQUITY                       INTERNATIONAL/GLOBAL EQUITY                 TAXABLE

AIM Aggressive Growth Fund            AIM Asia Pacific Growth Fund(2)             AIM Floating Rate Fund
AIM Balanced Fund*                    AIM Developing Markets Fund                 AIM High Yield Fund
AIM Basic Balanced Fund*              AIM European Growth Fund(2)                 AIM Income Fund
AIM Basic Value Fund                  AIM European Small Company Fund             AIM Intermediate Government Fund
AIM Blue Chip Fund                    AIM Global Aggressive Growth Fund           AIM Limited Maturity Treasury Fund(6,7)
AIM Capital Development Fund          AIM Global Growth Fund                      AIM Money Market Fund
AIM Charter Fund                      AIM Global Trends Fund                      AIM Short-Term Bond Fund
AIM Constellation Fund                AIM Global Value Fund(5)                    AIM Total Return Bond Fund
AIM Dent Demographic Trends Fund      AIM International Core Equity Fund(2)
AIM Diversified Dividend Fund(1)      AIM International Emerging Growth Fund      TAX-FREE
AIM Emerging Growth Fund              AIM International Growth Fund(2)
AIM Large Cap Basic Value Fund                                                    AIM High Income Municipal Fund
AIM Large Cap Growth Fund                                                         AIM Municipal Bond Fund
AIM Libra Fund                                                                    AIM Tax-Exempt Cash Fund
AIM Mid Cap Basic Value Fund          SECTOR EQUITY                               AIM Tax-Free Intermediate Fund(6,7)
AIM Mid Cap Core Equity Fund(2)
AIM Mid Cap Growth Fund               AIM Global Energy Fund
AIM Opportunities I Fund(2,3)         AIM Global Financial Services Fund
AIM Opportunities II Fund(2,3)        AIM Global Health Care Fund
AIM Opportunities III Fund(2,3)       AIM Global Science and Technology Fund(2)
AIM Premier Equity Fund(2)            AIM Global Utilities Fund
AIM Premier Equity II Fund(2)         AIM New Technology Fund
AIM Select Equity Fund                AIM Real Estate Fund
AIM Small Cap Equity Fund
AIM Small Cap Growth Fund(4)
AIM Weingarten Fund

*Domestic equity and income fund


                    YOUR GOALS. OUR SOLUTIONS.--Servicemark--

    Mutual   Retirement   Annuities  College   Separately   Offshore   Alternative   Cash
    Funds    Products                Savings   Managed      Products   Investments   Management
                                     Plans     Accounts

                                             (AIM INVESTMENTS LOGO APPEARS HERE)
                                                       --Servicemark--

(1) Effective May 2, 2003, AIM Large Cap Core Equity Fund was renamed AIM Diversified Dividend Fund. (2) The following fund name changes became effective July 1, 2002: AIM Asian Growth Fund renamed AIM Asia Pacific Growth Fund; AIM European Development Fund renamed AIM European Growth Fund; AIM Global Telecommunications and Technology Fund renamed AIM Global Science and Technology Fund; AIM International Equity Fund renamed AIM International Growth Fund; AIM International Value Fund renamed AIM International Core Equity Fund; AIM Large Cap Opportunities Fund renamed AIM Opportunities III Fund; AIM Mid Cap Equity Fund renamed AIM Mid Cap Core Equity Fund; AIM Mid Cap Opportunities Fund renamed AIM Opportunities II Fund; AIM Small Cap Opportunities Fund renamed AIM Opportunities I Fund; AIM Value Fund renamed AIM Premier Equity Fund; AIM Value II Fund renamed AIM Premier Equity II Fund. (3) Effective October 1, 2002, the fund was reopened to new investors. (4) AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. (5) Effective April 30, 2003, AIM Worldwide Spectrum Fund was renamed AIM Global Value Fund. (6) Class A shares closed to new investors on October 30, 2002. (7) Class A3 shares were first offered on October 31, 2002.

   For more complete information about any AIM fund, including sales charges and expenses, ask your financial advisor for a prospectus. Please read it carefully before investing. This brochure is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective fund prospectus, which contains more complete information, including sales charges and expenses. Please read it carefully before investing. If used after July 20, 2003, this brochure must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual Funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $115 billion in assets for approximately 9 million shareholders, including individual investors, corporate clients and financial institutions. The AIM Family of Funds--Registered Trademark-- is distributed nationwide. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $319 billion in assets under management. Data as of March 31, 2003.


AIMinvestments.com                                                     GFS-SAR-1

               SEMIANNUAL REPORT TO SHAREHOLDERS / APRIL 30, 2003

                          AIM GLOBAL HEALTH CARE FUND

                                 (COVER IMAGE)

                             (AIM INVESTMENTS LOGO)

                                --Servicemark--

                           Your Goals. Our Solutions.

                                --Servicemark--

             AIM Global Health Care Fund seeks to provide long-term
            growth of capital. The fund invests in global companies
             that design, manufacture or sell products and services
                        used in health care or medicine.


               NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

           This report may be distributed only to shareholders or to persons who have received a current prospectus of the fund.

FUND DATA

================================================================================

TOP COUNTRIES

As of 4/30/03

                 [PIE CHART]

CASH & OTHER                            2%
GERMANY                                 1%
UNITED KINGDOM                          3%
ISRAEL                                  4%
NETHERLANDS                             4%
JAPAN                                   8%
FRANCE                                 10%
U.S.                                   68%


TOTAL NUMBER OF HOLDINGS*              46

TOTAL NET ASSETS           $692.2 MILLION

================================================================================

================================================================================

AVERAGE ANNUAL TOTAL RETURNS

As of 4/30/03, including sales charges


CLASS A SHARES
 Inception (8/7/89)                    11.65%
 10 Years                              12.17
  5 Years                               5.67
  1 Year                              -25.49

CLASS B SHARES
 Inception (4/1/93)                    12.38%
 10 Years                              12.26
  5 Years                               5.88
  1 Year                              -26.05

CLASS C SHARES
 Inception (3/1/99)                     5.49%
  1 Year                              -22.93


In addition to returns as of the close of the reporting period, industry regulations require us to provide average annual total returns (including sales charges) as of 3/31/03, the most recent calendar quarter-end, which were: Class A shares, inception (8/7/89), 11.44%; 10 years, 11.85%; five years, 5.28%; one year,-28.84%. Class B shares, inception (4/1/93), 12.10%; five years, 5.48%;
one year, -29.39%. Class C shares, inception (3/1/99), 4.73%; one year, -26.37%.

================================================================================

================================================================================

FUND VS. INDEXES

Total Returns 10/31/02-4/30/03
excluding sales charges

CLASS A SHARES                             -5.93%
CLASS B SHARES                             -6.15
CLASS C SHARES                             -6.14
MSCI ALL COUNTRY (AC) WORLD FREE INDEX      3.70
(Broad Based Index)
MSCI WORLD HEALTH CARE SECTOR INDEX         3.26
(Style-Specific Index)
LIPPER HEALTH/BIOTECH FUND INDEX            3.51
(Peer Group Index)

Source: Lipper, Inc.

Past performance cannot guarantee comparable future results. DUE TO SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

================================================================================

================================================================================================
TOP 10 EQUITY HOLDINGS*                       TOP 10 INDUSTRIES*
================================================================================================
 1. Pfizer Inc.                       14.1%    1. Pharmaceuticals                          51.4%

 2. Amgen Inc.                         6.2     2. Health Care Facilities                   23.0

 3. Community Health Systems Inc.      6.0     3. Biotechnology                             8.5

 4. Aventis S.A. (France)              5.5     4. Diversified Chemicals                     4.9

 5. HCA Inc.                           5.0     5. Health Care Equipment                     4.1

 6. Triad Hospitals, Inc.              4.7     6. Managed Health Care                       2.0

 7. Bristol-Myers Squibb Co.           4.6     7. Health Care Distributors & Services       2.0

 8. Tenet Healthcare Corp.             4.5     8. IT Consulting & Services                  0.7

 9. Sanofi-Synthelabo S.A. (France)    4.3     9. Electronic Equipment & Instruments        0.7

10. Akzo Nobel N.V. (Netherlands)      3.9   10. Fertilizers & Agricultural Chemicals       0.5

*Excludes money market fund holdings.

The fund's holdings are subject to change, and these is no assurance the fund will continue to hold any particular security.
================================================================================================

ABOUT FUND INFORMATION THROUGHOUT THIS REPORT:

o Unless otherwise stated, information presented here is as of 4/30/03 and is based on total net assets.

o AIM Global Health Care Fund's performance figures are historical, and they reflect fund expenses, the reinvestment of distributions and changes in net asset value.

o When sales charges are included in performance figures, Class A share performance reflects the maximum 4.75% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge
    (CDSC) for the period involved. The CDSC on Class B shares declined from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's share classes will differ because of different sales charge structures and class expenses.

o International investing presents certain risks not associated with investing solely in the United States. These include risks relating to fluctuations in the value of the U.S. dollar relative to the values of other currencies, the custody arrangements made for the fund's foreign holdings, differences in accounting, political risks and the lesser degree of public information required to be provided by non-U.S. companies.

o Investing in a single-sector mutual fund involves greater risk and potential reward than investing in a more diversified fund.

o The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

o In the Schedule of Investments the fund's portfolio holdings are organized according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.


ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The unmanaged Lipper Health/Biotech Fund Index represents an average of the 30 largest health and biotechnology funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

o The unmanaged MSCI All Country (AC) World Free Index tracks the performance of approximately 50 developed and emerging countries covered by Morgan Stanley Capital International. The "free" index represents actual buyable opportunities for global investors.

o The unmanaged MSCI World Health Care Sector Index is a group of global securities tracked by Morgan Stanley Capital International.

o A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses. Performance of a market index does not.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-959-4246, or on the AIM Web site, aiminvestments.com.

FOR MORE INFORMATION, PLEASE VISIT aiminvestments.com.

TO OUR SHAREHOLDERS


                    DEAR SHAREHOLDER:

[PHOTO OF           This is the report on AIM Global Health Care Fund for the
ROBERT H.           six months ended April 30, 2003. You will note that we have
GRAHAM]             adopted a more concise format for our semiannual reports.
                    Important information such as top holdings and performance as of the close of the reporting period appear on the opposite page.

ON THE CURRENCY     This letter will provide an overview of the markets and
FRONT, THE U.S.     your fund during the six months covered by this report. As
DOLLAR WAS WEAK     always, timely information about your fund and the markets
COMPARED TO MANY    in general is available at aiminvestments.com.
FOREIGN CURRENCIES.
ROBERT H. GRAHAM    MARKET CONDITIONS

                    In U.S. markets, positive performance during March and April 2003 enabled major stock market indexes to post gains for the reporting period. For example, the unmanaged Standard & Poor's Composite Index of 500 Stocks (the S&P 500), an index of common stocks frequently used as a general measure of U.S. stock market performance, returned 4.47% for the six months ended April 30, 2003.

  Year to date as of April 30, consumer discretionary, information technology and financials were among the better-performing sectors of the S&P 500, while telecommunications services was the worst.

  Generally, mid- and small-cap stocks outperformed large-cap stocks, and the value investment style outperformed the growth investment style during the six-month reporting period.

  International markets, as measured by the unmanaged MSCI Europe, Australasia and the Far East Index (the EAFE--Registered Trademark--), a group of foreign securities tracked by Morgan Stanley Capital International, produced negative returns for the first quarter of 2003. International markets, however, rallied in April. This rally helped push international market returns into positive territory for the six-month reporting period.

  European markets rallied toward the close of the reporting period, with the MSCI (Morgan Stanley Capital International) Europe Index, often considered representative of the European equity market, gaining 13.49% in April. In European monetary affairs, the European Central Bank (ECB) cut its benchmark interest rate 25 basis points to 2.50% in March. It remained at that level as the reporting period closed.

  As widely discussed, in Asia, the epidemic of severe acute respiratory syndrome (SARS) dealt a blow to local economies. However, the MSCI All Country
(AC) Asia Pacific Free ex-Japan Index, a group of developed and emerging Asian and Asia-Pacific markets (except Japan) covered by Morgan Stanley Capital International, rallied in April and was positive for the six-month reporting period.

  On the currency front, the U.S. dollar was weak compared to many foreign currencies. In particular, the euro showed strength as it appreciated nearly 13% against the dollar during the reporting period. Other notable currencies that gained ground on the dollar included the Australian dollar, Swiss franc, British pound and Canadian dollar.

YOUR FUND

While performance for the period covered by this report has been disappointing, the fund's long-term performance, as shown on the opposite page, has been strong. One factor affecting performance the last six months was the fund's position in hospitals. Managers had positioned about 22 percent of the fund in hospital stocks, and those securities performed poorly during the reporting period. Fund managers attribute this poor performance to lower-than-expected admissions and an anticipated reduction in pricing power.

  Fund managers Michael Yellen and Sunaina Murthy have maintained significant holdings in the pharmaceutical industry, which contributed to the fund's lower relative numbers for the six months covered by this report. At the close of the reporting period, the fund had 51 holdings, with just over half of those in the pharmaceutical industry.

  We encourage you to visit our Web site, aiminvestments.com, for a wealth of information about your fund, including regular performance updates, quarterly details of portfolio composition, and much more. From our home page, click on Products & Performance, then Mutual Funds, and then select the type of information you wish to view.

IN CLOSING

I thank you for your continued participation in AIM Global Health Care Fund, and I look forward to reporting to you again in six months. If you have any questions, please consult your financial advisor to help you with your investment choices. As always, members of our award winning Client Services department are ready to help. They can be reached at 800-959-4246.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman
April 30, 2003

FINANCIALS

SCHEDULE OF INVESTMENTS

April 30, 2003
(Unaudited)

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
DOMESTIC STOCKS-68.00%

BIOTECHNOLOGY-8.54%

Affymetrix, Inc.(a)                                10,100   $    187,355
------------------------------------------------------------------------
Amgen Inc.(a)                                     700,000     42,917,000
------------------------------------------------------------------------
Ciphergen Biosystems, Inc.(a)                      90,000        440,100
------------------------------------------------------------------------
Corvas International, Inc.(a)(b)                  744,000      1,458,240
------------------------------------------------------------------------
IDEC Pharmaceuticals Corp.(a)                      50,000      1,637,500
------------------------------------------------------------------------
Isis Pharmaceuticals, Inc.(a)                   2,250,000     12,442,500
------------------------------------------------------------------------
Sequenom Inc.(a)                                   30,000         60,600
========================================================================
                                                              59,143,295
========================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS-0.69%

Varian Inc.(a)                                    150,000      4,741,500
========================================================================

FERTILIZERS & AGRICULTURAL CHEMICALS-0.50%

Monsanto Co.                                      200,000      3,480,000
========================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-2.00%

McKesson Corp.                                    500,000     13,870,000
========================================================================

HEALTH CARE EQUIPMENT-4.07%

Apogent Technologies Inc.(a)                      150,000      2,577,000
------------------------------------------------------------------------
ATS Medical, Inc.(a)(b)                         2,100,000      5,271,000
------------------------------------------------------------------------
Becton, Dickinson & Co.                           400,000     14,160,000
------------------------------------------------------------------------
Cardiac Science, Inc.(a)                        2,465,000      5,817,400
------------------------------------------------------------------------
MedSource Technologies, Inc.(a)                   130,000        364,000
========================================================================
                                                              28,189,400
========================================================================

HEALTH CARE FACILITIES-23.03%

Community Health Systems Inc.(a)                2,185,000     41,515,000
------------------------------------------------------------------------
HCA Inc.                                        1,080,000     34,668,000
------------------------------------------------------------------------
Health Management Associates, Inc.-Class A         80,000      1,364,800
------------------------------------------------------------------------
Tenet Healthcare Corp.(a)                       2,100,000     31,164,000
------------------------------------------------------------------------
Triad Hospitals, Inc.(a)                        1,485,000     32,684,850
------------------------------------------------------------------------
Universal Health Services, Inc.-Class B(a)        465,000     17,981,550
========================================================================
                                                             159,378,200
========================================================================

IT CONSULTING & SERVICES-0.70%

HMS Holdings Corp.(a)(b)                        1,700,000      4,812,700
========================================================================

MANAGED HEALTH CARE-2.04%

PacifiCare Health Systems, Inc.(a)                400,000     12,736,000
------------------------------------------------------------------------
UnitedHealth Group Inc.                            15,000      1,381,950
========================================================================
                                                              14,117,950
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

PHARMACEUTICALS-26.43%

Abbott Laboratories                                75,000   $  3,047,250
------------------------------------------------------------------------
Bristol-Myers Squibb Co.                        1,250,000     31,925,000
------------------------------------------------------------------------
InterMune Inc.(a)                                  75,000      1,524,750
------------------------------------------------------------------------
Merck & Co. Inc.                                  420,000     24,435,600
------------------------------------------------------------------------
Pfizer Inc.                                     3,176,200     97,668,150
------------------------------------------------------------------------
Wyeth                                             560,000     24,376,800
========================================================================
                                                             182,977,550
========================================================================
    Total Domestic Stocks (Cost $490,318,275)                470,710,595
========================================================================

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-29.85%

DENMARK-0.21%

Novo Nordisk A.S.-Class B (Pharmaceuticals)        40,000      1,450,606
========================================================================

FRANCE-9.79%

Aventis S.A. (Pharmaceuticals)                    744,000     37,858,240
------------------------------------------------------------------------
Sanofi-Synthelabo S.A. (Pharmaceuticals)          500,000     29,881,223
========================================================================
                                                              67,739,463
========================================================================

GERMANY-1.23%

Altana A.G. (Pharmaceuticals)                      25,000      1,233,264
------------------------------------------------------------------------
Bayer A.G. (Diversified Chemicals)                400,000      7,312,374
========================================================================
                                                               8,545,638
========================================================================

ISRAEL-3.51%

Teva Pharmaceutical Industries Ltd.-ADR
  (Pharmaceuticals)                               520,000     24,284,000
========================================================================

JAPAN-8.34%

Eisai Co., Ltd. (Pharmaceuticals)                 800,000     14,164,949
------------------------------------------------------------------------
Fujisawa Pharmaceutical Co., Ltd.
  (Pharmaceuticals)(c)                            250,000      4,247,802
------------------------------------------------------------------------
Kyorin Pharmaceutical Co., Ltd.
  (Pharmaceuticals) Acquired
  09/12/01-03/12/03; Cost $16,327,498(c)(d)     1,060,000      9,370,905
------------------------------------------------------------------------
Rohto Pharmaceutical Co., Ltd.
  (Pharmaceuticals)                               185,000      1,349,161
------------------------------------------------------------------------
Sankyo Co., Ltd. (Pharmaceuticals)                860,000     12,500,147
------------------------------------------------------------------------
Takeda Chemical Industries, Ltd.
  (Pharmaceuticals)                               280,000     10,292,299
------------------------------------------------------------------------
Yamanouchi Pharmaceutical Co., Ltd.
  (Pharmaceuticals)                               230,000      5,823,275
========================================================================
                                                              57,748,538
========================================================================

NETHERLANDS-3.86%

Akzo Nobel N.V. (Diversified Chemicals)         1,200,000     26,727,062
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

UNITED KINGDOM-2.91%

Shire Pharmaceuticals Group PLC
  (Pharmaceuticals)(a)                          3,100,000   $ 19,937,331
------------------------------------------------------------------------
Shire Pharmaceuticals Group PLC-ADR
  (Pharmaceuticals)(a)                             10,000        199,000
========================================================================
                                                              20,136,331
========================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $217,366,418)                          206,631,638
========================================================================

MONEY MARKET FUNDS-1.27%

STIC Liquid Assets Portfolio(e)                 4,400,205      4,400,205
------------------------------------------------------------------------
STIC Prime Portfolio(e)                         4,400,205      4,400,205
========================================================================
    Total Money Market Funds (Cost
      $8,800,410)                                              8,800,410
========================================================================
TOTAL INVESTMENTS-99.12% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost $716,485,103)                686,142,643
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-14.76%

STIC Liquid Assets Portfolio(e)(f)             51,072,651   $ 51,072,651
------------------------------------------------------------------------
STIC Prime Portfolio(e)(f)                     51,072,650     51,072,650
========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $102,145,301)                                    102,145,301
========================================================================
TOTAL INVESTMENTS-113.88% (Cost $818,630,404)                788,287,944
========================================================================
OTHER ASSETS LESS LIABILITIES-(13.88%)                       (96,094,566)
========================================================================
NET ASSETS-100.00%                                          $692,193,378
________________________________________________________________________
========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The market value as of 04/30/03 was $11,541,940 which represented 1.67% of the Fund's net assets. The following is a summary of the transactions with affiliates for the six months ended April 30, 2003.

                           MARKET                                        CHANGE IN         MARKET
                            VALUE       PURCHASES AT     SALES AT       UNREALIZED         VALUE        DIVIDEND     REALIZED
                          10/31/02          COST           COST        APPR./(DEPR.)      04/30/03       INCOME     GAIN/(LOSS)
-------------------------------------------------------------------------------------------------------------------------------
ATS Medical, Inc.        $1,223,220      $       --     $  (325,860)    $4,373,640      $ 5,271,000      $  --      $  (122,380)
-------------------------------------------------------------------------------------------------------------------------------
Corvas International,
  Inc.                    2,405,850              --      (3,637,610)     2,690,000        1,458,240         --       (1,597,103)
-------------------------------------------------------------------------------------------------------------------------------
HMS Holdings Corp.        2,479,000       1,000,093              --      1,333,607        4,812,700         --               --
===============================================================================================================================
                         $6,108,070                                                     $11,541,940      $  --      $(1,719,483)
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of this security. The aggregate market value of these securities at 04/30/03 was $13,618,707, which represented 1.97% of the Fund's net assets.
(d) Security considered to be illiquid. The market value of this security at 04/30/03 was $9,370,905, which represented 1.35% of the Fund's net assets.
(e) The money market fund and the Fund are affiliated by having the same investment advisor.
(f) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2003
(Unaudited)

ASSETS:

Investments, at market value (cost
  $818,630,404)*                               $788,287,944
-----------------------------------------------------------
Foreign currencies, at value (cost
  $7,752,130)                                     7,812,355
-----------------------------------------------------------
Receivables for:
  Investments sold                               19,493,207
-----------------------------------------------------------
  Fund shares sold                                  753,450
-----------------------------------------------------------
  Dividends                                       2,805,778
-----------------------------------------------------------
Investment for deferred compensation plan             6,650
-----------------------------------------------------------
Other assets                                         35,652
===========================================================
    Total assets                                819,195,036
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                          22,911,590
-----------------------------------------------------------
  Fund shares reacquired                          1,014,316
-----------------------------------------------------------
  Deferred compensation plan                          6,650
-----------------------------------------------------------
  Collateral upon return of securities loaned   102,145,301
-----------------------------------------------------------
Accrued distribution fees                           582,400
-----------------------------------------------------------
Accrued trustees' fees                                1,388
-----------------------------------------------------------
Accrued transfer agent fees                         279,859
-----------------------------------------------------------
Accrued operating expenses                           60,154
===========================================================
    Total liabilities                           127,001,658
===========================================================
Net assets applicable to shares outstanding    $692,193,378
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $745,980,127
-----------------------------------------------------------
Undistributed net investment income (loss)       (1,833,258)
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities, foreign currencies
  and option contracts                          (21,767,141)
-----------------------------------------------------------
Unrealized appreciation (depreciation) of
  investment securities and foreign
  currencies                                    (30,186,350)
===========================================================
                                               $692,193,378
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $488,486,553
___________________________________________________________
===========================================================
Class B                                        $163,035,165
___________________________________________________________
===========================================================
Class C                                        $ 40,671,660
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                          23,175,455
___________________________________________________________
===========================================================
Class B                                           8,410,828
___________________________________________________________
===========================================================
Class C                                           2,096,815
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      21.08
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $21.08 divided by
      95.25%)                                  $      22.13
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $      19.38
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $      19.40
___________________________________________________________
===========================================================

* At April 30, 2003, securities with an aggregate market value of $98,826,394 were on loan to brokers.

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the six months ended April 30, 2003
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $349,161)        $  5,192,345
--------------------------------------------------------------------------
Dividends from affiliated money market funds                       175,503
--------------------------------------------------------------------------
Interest                                                               848
--------------------------------------------------------------------------
Security lending income                                             90,414
==========================================================================
    Total investment income                                      5,459,110
==========================================================================

EXPENSES:

Advisory fees                                                    3,401,831
--------------------------------------------------------------------------
Administrative services fees                                        87,092
--------------------------------------------------------------------------
Custodian fees                                                     107,488
--------------------------------------------------------------------------
Distribution fees -- Class A                                     1,228,537
--------------------------------------------------------------------------
Distribution fees -- Class B                                       846,057
--------------------------------------------------------------------------
Distribution fees -- Class C                                       212,494
--------------------------------------------------------------------------
Transfer agent fees                                              1,204,270
--------------------------------------------------------------------------
Trustees' fees                                                       6,826
--------------------------------------------------------------------------
Other                                                              199,610
==========================================================================
    Total expenses                                               7,294,205
==========================================================================
Less: Fees waived and expenses paid indirectly                      (9,186)
==========================================================================
    Net expenses                                                 7,285,019
==========================================================================
Net investment income (loss)                                    (1,825,909)
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain from:
  Investment securities                                          2,031,785
--------------------------------------------------------------------------
  Foreign currencies                                                40,053
--------------------------------------------------------------------------
  Options contracts written                                        212,494
==========================================================================
                                                                 2,284,332
==========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        (47,520,228)
--------------------------------------------------------------------------
  Foreign currencies                                               182,285
==========================================================================
                                                               (47,337,943)
==========================================================================
Net gain (loss) from investment securities and foreign
  currencies                                                   (45,053,611)
==========================================================================
Net increase (decrease) in net assets resulting from
  operations                                                  $(46,879,520)
__________________________________________________________________________
==========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2003 and the year ended October 31, 2002 (Unaudited)

                                                               APRIL 30,       OCTOBER 31,
                                                                  2003            2002
-------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $ (1,825,909)   $ (11,104,319)
-------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and option contracts                      2,284,332      (20,872,962)
-------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies and option
    contracts                                                  (47,337,943)    (101,166,775)
===========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                (46,879,520)    (133,144,056)
===========================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                               --      (81,059,596)
-------------------------------------------------------------------------------------------
  Class B                                                               --      (33,690,875)
-------------------------------------------------------------------------------------------
  Class C                                                               --       (6,133,328)
===========================================================================================
    Net increase (decrease) in net assets resulting from
     distributions                                                      --     (120,883,799)
===========================================================================================
Share transactions-net:
  Class A                                                      (12,697,161)     115,829,342
-------------------------------------------------------------------------------------------
  Class B                                                      (12,886,169)      37,085,336
-------------------------------------------------------------------------------------------
  Class C                                                       (3,112,478)      25,381,473
===========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (28,695,808)     178,296,151
===========================================================================================
    Net increase (decrease) in net assets                      (75,575,328)     (75,731,704)
===========================================================================================

NET ASSETS:

  Beginning of period                                          767,768,706      843,500,410
===========================================================================================
  End of period                                               $692,193,378    $ 767,768,706
___________________________________________________________________________________________
===========================================================================================

NOTES TO FINANCIAL STATEMENTS

April 30, 2003
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Global Health Care Fund (the "Fund") is a separate series of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objective is long-term growth of capital. Companies are listed in the Schedule of Investments based on the country in which they are organized.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

H. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A I M Advisors, Inc. ("AIM") is the Fund's investment manager and administrator. The Fund pays AIM investment management and administration fees at an annual rate of 0.975% on the first

$500 million of the Fund's average daily net assets, plus 0.95% on the next $500 million of the Fund's average daily net assets, plus 0.925% on the next $500 million of the Fund's average daily net assets, plus 0.90% on the Fund's average daily net assets exceeding $1.5 billion. AIM has voluntarily agreed to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to the extent necessary to limit the total annual fund operating expenses of Class A to 2.00%. Voluntary expense limitations may be rescinded, terminated or modified at any time without further notice to investors. During periods of voluntary waivers or reimbursements to the extent the annualized expense ratio does not exceed the limit, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund). For the six months ended April 30, 2003, AIM waived fees of $3,763.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2003, AIM was paid $87,092 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended April 30, 2003, AFS retained $712,304 for such services.

  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.50% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended April 30, 2003, the Class A, Class B and Class C shares paid $1,228,537, $846,057 and $212,494, respectively.

  Front-end sales commissions and contingent deferred sales charges (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. Contingent deferred sales charges ("CDSCs") are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2003, AIM Distributors retained $67,473 in front-end sales commissions from the sale of Class A shares and $334, $84 and $5,952 for Class A, Class B and Class C shares, respectively, for CDSCs imposed upon redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

  During the six months ended April 30, 2003, the Fund paid legal fees of $1,975 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the six months ended April 30, 2003, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $5,107 and reductions in custodian fees of $316 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $5,423.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BORROWINGS

AIM has established an interfund lending facility for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund.

  During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM, which were parties to the line of credit could borrow on a first come, first served basis. The funds, which were party to the line of credit, were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

  During the six months ended April 30, 2003, the Fund did not borrow under the interfund lending or the committed line of credit facility.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.

  At April 30, 2003, securities with an aggregate value of $98,826,394 were on loan to brokers. The loans were secured by cash collateral of $102,145,301 received by the Fund and subsequently invested in affiliated money market funds. For the six months ended April 30, 2003 the Fund received fees of $90,414 for securities lending.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.

  The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                         CAPITAL LOSS
EXPIRATION                               CARRYFORWARD
-----------------------------------------------------
October 31, 2010                         $22,909,153
_____________________________________________________
=====================================================

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2003 was $281,787,486 and $256,981,848, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of April 30, 2003 is as follows:

Aggregate unrealized appreciation of
  investment securities                        $ 49,845,083
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                         (81,126,002)
===========================================================
Net unrealized appreciation (depreciation) of
  investment securities                        $(31,280,919)
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $819,568,863.

NOTE 9--CALL OPTION CONTRACTS WRITTEN

Transactions in call options written during the six months ended April 30, 2003 are summarized as follows:

                                    CALL OPTION CONTRACTS
                                    ----------------------
                                    NUMBER OF    PREMIUMS
                                    CONTRACTS    RECEIVED
----------------------------------------------------------
Beginning of period                      --      $      --
----------------------------------------------------------
Written                               1,000        212,494
----------------------------------------------------------
Expired                              (1,000)     $(212,494)
==========================================================
End of period                            --      $      --
__________________________________________________________
==========================================================


NOTE 10--SHARE INFORMATION

The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a CDSC. Under some circumstances, Class A shares are subject to CDSCs. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Changes in shares outstanding during the six months ended April 30, 2003 and the year ended October 31, 2002 were as follows:

                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                    APRIL 30, 2003               OCTOBER 31, 2002
                                                              --------------------------    ---------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
-----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      1,970,059    $ 41,272,904     6,517,505    $ 172,255,113
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                        808,115      15,732,128     4,072,845      101,210,611
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                        219,641       4,291,171     1,519,053       37,639,046
=======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                             --              --     2,814,476       75,259,155
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                             --              --     1,272,073       31,496,539
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                             --              --       231,214        5,727,184
=======================================================================================================================
Conversion of Class B shares to Class A shares:
  Class A                                                        256,179       5,438,208       950,595       24,572,842
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (278,204)     (5,438,208)   (1,029,485)     (24,572,842)
=======================================================================================================================
Reacquired:
  Class A                                                     (2,844,416)    (59,408,273)   (6,136,679)    (156,257,768)
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (1,208,411)    (23,180,089)   (3,042,509)     (71,048,972)
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (384,576)     (7,403,649)     (785,681)     (17,984,757)
=======================================================================================================================
                                                              (1,461,613)   $(28,695,808)    6,383,407    $ 178,296,151
_______________________________________________________________________________________________________________________
=======================================================================================================================

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                              CLASS A
                                          --------------------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                              YEAR ENDED OCTOBER 31,
                                          APRIL 30,       ----------------------------------------------------------------
                                             2003           2002          2001          2000          1999          1998
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $  22.41       $  29.93      $  30.12      $  24.00      $  20.15      $  27.98
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                (0.04)         (0.29)(a)     (0.39)(a)     (0.22)(a)     (0.19)(a)     (0.21)(a)
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                  (1.29)         (3.17)         3.44          8.62          4.04         (0.91)
==========================================================================================================================
    Total from investment operations          (1.33)         (3.46)         3.05          8.40          3.85         (1.12)
==========================================================================================================================
Less distributions:
  Distributions from net realized gains          --          (4.06)        (3.24)        (2.28)           --         (6.70)
--------------------------------------------------------------------------------------------------------------------------
  Returns of capital                             --             --            --            --            --         (0.01)
==========================================================================================================================
    Total distributions                          --          (4.06)        (3.24)        (2.28)           --         (6.71)
==========================================================================================================================
Net asset value, end of period             $  21.08       $  22.41      $  29.93      $  30.12      $  24.00      $  20.15
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(b)                               (5.93)%       (13.76)%       10.85%        38.49%        19.11%        (4.71)%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $488,487       $533,216      $588,072      $460,445      $357,747      $357,534
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets        1.92%(c)       1.86%         1.75%         1.73%         1.82%         1.84%
==========================================================================================================================
Ratio of net investment income (loss) to
  average net assets                          (0.37)%(c)     (1.10)%       (1.28)%       (0.85)%       (0.81)%       (0.98)%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate(d)                       37%           153%          207%          242%          123%          187%
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $495,487,463.
(d)  Not annualized for periods less than one year.

                                                                              CLASS B
                                          --------------------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                              YEAR ENDED OCTOBER 31,
                                          APRIL 30,       ----------------------------------------------------------------
                                             2003           2002          2001          2000          1999          1998
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $  20.66       $  28.03      $  28.53      $  22.96      $  19.37      $  27.27
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                (0.09)         (0.38)(a)     (0.51)(a)     (0.34)(a)     (0.30)(a)     (0.30)(a)
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                  (1.19)         (2.93)         3.25          8.19          3.89         (0.89)
==========================================================================================================================
    Total from investment operations          (1.28)         (3.31)         2.74          7.85          3.59         (1.19)
==========================================================================================================================
Less distributions:
  Distributions from net realized gains          --          (4.06)        (3.24)        (2.28)           --         (6.70)
--------------------------------------------------------------------------------------------------------------------------
  Returns of capital                             --             --            --            --            --         (0.01)
==========================================================================================================================
    Total distributions                          --          (4.06)        (3.24)        (2.28)           --         (6.71)
==========================================================================================================================
Net asset value, end of period             $  19.38       $  20.66      $  28.03      $  28.53      $  22.96      $  19.37
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(b)                               (6.19)%       (14.21)%       10.32%        37.78%        18.53%        (5.20)%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $163,035       $187,793      $219,036      $144,861      $102,916      $100,311
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets        2.42%(c)       2.36%         2.25%         2.23%         2.33%         2.34%
==========================================================================================================================
Ratio of net investment income (loss) to
  average net assets                          (0.87)%(c)     (1.60)%       (1.78)%       (1.35)%       (1.32)%       (1.48)%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate(d)                       37%           153%          207%          242%          123%          187%
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $170,613,759.
(d)  Not annualized for periods less than one year.

                                                                                           CLASS C
                                                             --------------------------------------------------------------------
                                                                                                                    MARCH 1, 1999
                                                             SIX MONTHS                                              (DATE SALES
                                                               ENDED              YEAR ENDED OCTOBER 31,            COMMENCED) TO
                                                             APRIL 30,       ---------------------------------       OCTOBER 31,
                                                                2003          2002         2001         2000            1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 20.67        $ 28.03      $ 28.53      $ 22.96         $22.50
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.09)         (0.38)(a)    (0.51)(a)    (0.34)(a)      (0.21)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (1.18)         (2.92)        3.25         8.19           0.67
=================================================================================================================================
    Total from investment operations                            (1.27)         (3.30)        2.74         7.85           0.46
=================================================================================================================================
Less distributions from net realized gains                         --          (4.06)       (3.24)       (2.28)            --
=================================================================================================================================
Net asset value, end of period                                $ 19.40        $ 20.67      $ 28.03      $ 28.53         $22.96
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                                 (6.14)%       (14.18)%      10.32%       37.77%          2.04%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $40,672        $46,759      $36,366      $12,339         $1,278
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                          2.42%(c)       2.36%        2.25%        2.23%          2.33%(d)
=================================================================================================================================
Ratio of net investment income (loss) to average net assets     (0.87)%(c)     (1.60)%      (1.78)%      (1.35)%        (1.32)%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                                         37%           153%         207%         242%           123%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $42,850,886.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES         OFFICERS                               OFFICE OF THE FUND
Robert H. Graham          Robert H. Graham                       11 Greenway Plaza
Mark H. Williamson        Chairman and President                 Suite 100
Frank S. Bayley                                                  Houston, TX 77046
Bruce L. Crockett         Mark H. Williamson
Albert R. Dowden          Executive Vice President               INVESTMENT ADVISOR
Edward K. Dunn Jr.        Kevin M. Carome                        A I M Advisors, Inc.
Jack M. Fields            Senior Vice President                  11 Greenway Plaza
Carl Frischling                                                  Suite 100
Prema Mathai-Davis        Gary T. Crum                           Houston, TX 77046
Lewis F. Pennock          Senior Vice President
Ruth H. Quigley                                                  TRANSFER AGENT
Louis S. Sklar            Dana R. Sutton                         A I M Fund Services, Inc.
                          Vice President and Treasurer           P.O. Box 4739
                                                                 Houston, TX 77210-4739
                          Stuart W. Coco
                          Vice President                         CUSTODIAN
                          Melville B. Cox                        State Street Bank and Trust Company
                          Vice President                         225 Franklin Street
                                                                 Boston, MA 02110
                          Edgar M. Larsen
                          Vice President                         COUNSEL TO THE FUND
                                                                 Ballard Spahr
                          Nancy L. Martin                        Andrews & Ingersoll, LLP
                          Secretary                              1735 Market Street
                                                                 Philadelphia, PA 19103

                                                                 COUNSEL TO THE TRUSTEES
                                                                 Kramer, Levin, Naftalis & Frankel LLP
                                                                 919 Third Avenue
                                                                 New York, NY 10022

                                                                 DISTRIBUTOR
                                                                 A I M Distributors, Inc.
                                                                 11 Greenway Plaza
                                                                 Suite 100
                                                                 Houston, TX 77046






THE AIM FAMILY OF FUNDS--Registered Trademark--


    DOMESTIC EQUITY                    INTERNATIONAL/GLOBAL EQUITY                        FIXED INCOME

AIM Aggressive Growth Fund            AIM Asia Pacific Growth Fund(2)                      TAXABLE
AIM Balanced Fund*                    AIM Developing Markets Fund
AIM Basic Balanced Fund*              AIM European Growth Fund(2)                 AIM Floating Rate Fund
AIM Basic Value Fund                  AIM European Small Company Fund             AIM High Yield Fund
AIM Blue Chip Fund                    AIM Global Aggressive Growth Fund           AIM Income Fund
AIM Capital Development Fund          AIM Global Growth Fund                      AIM Intermediate Government Fund
AIM Charter Fund                      AIM Global Trends Fund                      AIM Limited Maturity Treasury Fund(6,7)
AIM Constellation Fund                AIM Global Value Fund(5)                    AIM Money Market Fund
AIM Dent Demographic Trends Fund      AIM International Core Equity Fund(2)       AIM Short-Term Bond Fund
AIM Diversified Dividend Fund(1)      AIM International Emerging Growth Fund      AIM Total Return Bond Fund
AIM Emerging Growth Fund              AIM International Growth Fund(2)
AIM Large Cap Basic Value Fund                                                             TAX-FREE
AIM Large Cap Growth Fund
AIM Libra Fund                                                                    AIM High Income Municipal Fund
AIM Mid Cap Basic Value Fund                   SECTOR EQUITY                      AIM Municipal Bond Fund
AIM Mid Cap Core Equity Fund(2)                                                   AIM Tax-Exempt Cash Fund
AIM Mid Cap Growth Fund               AIM Global Energy Fund                      AIM Tax-Free Intermediate Fund(6,7)
AIM Opportunities I Fund(2,3)         AIM Global Financial Services Fund
AIM Opportunities II Fund(2,3)        AIM Global Health Care Fund
AIM Opportunities III Fund(2,3)       AIM Global Science and Technology Fund(2)
AIM Premier Equity Fund(2)            AIM Global Utilities Fund
AIM Premier Equity II Fund(2)         AIM New Technology Fund
AIM Select Equity Fund                AIM Real Estate Fund
AIM Small Cap Equity Fund
AIM Small Cap Growth Fund(4)
AIM Weingarten Fund

*Domestic equity and income fund


(1) Effective May 2, 2003, AIM Large Cap Core Equity Fund was renamed AIM Diversified Dividend Fund. (2) The following fund name changes became effective July 1, 2002: AIM Asian Growth Fund renamed AIM Asia Pacific Growth Fund; AIM European Development Fund renamed AIM European Growth Fund; AIM Global Telecommunications and Technology Fund renamed AIM Global Science and Technology Fund; AIM International Equity Fund renamed AIM International Growth Fund; AIM International Value Fund renamed AIM International Core Equity Fund; AIM Large Cap Opportunities Fund renamed AIM Opportunities III Fund; AIM Mid Cap Equity Fund renamed AIM Mid Cap Core Equity Fund; AIM Mid Cap Opportunities Fund renamed AIM Opportunities II Fund; AIM Small Cap Opportunities Fund renamed AIM Opportunities I Fund; AIM Value Fund renamed AIM Premier Equity Fund; AIM Value II Fund renamed AIM Premier Equity II Fund. (3) Effective October 1, 2002, the fund was reopened to new investors. (4) AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. (5) Effective April 30, 2003, AIM Worldwide Spectrum Fund was renamed AIM Global Value Fund. (6) Class A shares closed to new investors on October 30, 2002. (7) Class A3 shares were first offered on October 31, 2002.

   For more complete information about any AIM fund, including sales charges and expenses, ask your financial advisor for a prospectus. Please read it carefully before investing. This brochure is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective fund prospectus, which contains more complete information, including sales charges and expenses. Please read it carefully before investing. If used after July 20, 2003, this brochure must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual Funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $115 billion in assets for approximately 9 million shareholders, including individual investors, corporate clients and financial institutions. The AIM Family of Funds--Registered Trademark-- is distributed nationwide. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $319 billion in assets under management. Data as of March 31, 2003.

Mutual   Retirement   Annuities  College   Separately   Offshore   Alternative   Cash
Funds    Products                Savings   Managed      Products   Investments   Management
                                 Plans     Accounts

                      [AIM INVESTMENTS LOGO APPEARS HERE]
                                --SERVICEMARK--

                           YOUR GOALS. OUR SOLUTIONS.
                                --SERVICEMARK--



AIMinvestments.com                                                     GHC-SAR-1

               SEMIANNUAL REPORT TO SHAREHOLDERS / APRIL 30, 2003

                     AIM GLOBAL SCIENCE AND TECHNOLOGY FUND

                                  (COVER IMAGE)

                      (AIM INVESTMENTS LOGO APPEARS HERE)

                                 --Servicemark--

                   YOUR GOALS. OUR SOLUTIONS.--Servicemark--

             AIM Global Science and Technology Fund seeks long-term
           growth of capital. The fund invests in equity securities of companies that design, develop or provide products and
                 services in the science or technology industry.

                NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

            This report may be distributed only to shareholders or to persons who have received a current prospectus of the fund.

FUND DATA

================================================================================

INVESTMENT TYPE BREAKDOWN

As of 4/30/03

                                   (PIE CHART)

COMMON STOCK INTERNATIONAL               11.41%
CASH AND OTHER ASSETS                     6.53%
COMMON STOCK DOMESTIC                    82.06%

TOTAL NUMBER OF HOLDINGS*                   83
TOTAL NET ASSETS                        $390.8 MILLION

================================================================================

================================================================================

AVERAGE ANNUAL TOTAL RETURNS

As of 4/30/03, including sales charges


CLASS A SHARES
Inception (1/27/92)                 -2.40%
 10 Years                           -3.97
  5 Years                          -20.13
  1 Year                           -28.87

CLASS B SHARES
Inception (4/1/93)                  -3.71%
 10 Years                           -3.89
  5 Years                          -20.01
  1 Year                           -29.46

CLASS C SHARES
Inception (3/1/99)                 -23.64%
  1 Year                           -26.49

In addition to returns as of the close of the fiscal year period, industry regulations require us to provide average annual total returns (including sales charges) as of 3/31/03, the most recent calendar quarter-end, which were: Class A shares, inception (1/27/92), -3.19%; 10 years, -4.67%; five years, -21.42%;
one year, -41.89%. Class B shares, inception (4/1/93), -4.60%; 5 years, -21.28%;
one year, -42.25%. Class C shares, inception (3/1/99), -25.65%; one year, -39.82%.

================================================================================

================================================================================

FUND VS. INDEXES

Total Returns 10/31/02-4/30/03
excluding sales charges

CLASS A SHARES                                       3.27%
CLASS B SHARES                                       3.07
CLASS C SHARES                                       3.07
S&P 500 Index                                        4.47
(Broad Market Index)
PSE TECHNOLOGY 100 INDEX                             7.67
(Style-specific Index)
LIPPER SCIENCE & Technology Fund Index               9.84
(Peer Group Index)

Past performance cannot guarantee comparable fund results. DUE TO SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.


===========================================================================================================================
TOP 10 INDUSTRIES*                                                  TOP 10 EQUITY HOLDINGS*
---------------------------------------------------------------------------------------------------------------------------
 1. Semiconductors                            17.6%                 1. Microsoft Corp.                                3.7%

 2. Semiconductor Equipment                    8.4                  2. Dell Computer Corp,                            3.5

 3. Systems Software                           8.3                  3. Nextel Communications, Inc.-Class A            3.1

 4. Application Software                       6.7                  4. Texas Instruments Inc.                         3.1

 5. Telecommunications Equipment               6.2                  5. Gilead Sciences, Inc.                          3.1

 6. Wireless Telecommunication Services        6.0                  6. Samsung Electronics Co., Ltd. (South Korea)    2.9

 7. Biotechnology                              4.6                  7. eBay Inc.                                      2.6

 8. Computer Storage & Peripherals             4.5                  8. Analog Devices, Inc.                           2.6

 9. Computer Hardware                          4.4                  9. UTStarcom, Inc.                                2.2

10. Internet Retail                            4.4                 10. Cisco Systems, Inc.                            2.0

*Excludes money market fund holdings.

The fund's holdings are subject to change, and there is no assurance the fund will continue to hold particular security.

===========================================================================================================================

ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:

o Unless otherwise stated, information presented here is as of 4/30/03 and is based on total net assets.

o Effective July 1, 2002, AIM Global Telecommunications and Technology Fund was renamed AIM Global Science and Technology Fund.

o AIM Global Science and Technology Fund's performance figures are historical, and they reflect the reinvestment of distributions and changes in net asset value.

o Had the advisor not waived fees and/or absorbed fund expenses during the reporting period, returns would have been lower.

o When sales charges are included in performance figures, Class A share performance reflects the maximum 4.75% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge
    (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's shares classes will differ because of different sale charge structures and class expenses.

o The fund may participate in the initial public offering (IPO) market in some market cycles. Because of the fund's small asset base, any investment the fund may make in IPOs may significantly affect the fund's total return. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return.

o International investing presents certain risks not associated with investing solely in the United States. These include risks relating to fluctuations in the value of the U.S. dollar relative to the value of other currencies, the custody arrangements made for the fund's foreign holdings, differences in accounting, political risks and the lesser degree of public information required to be provided by non-U.S. companies.

o Investing in a single-sector mutual fund involves greater risk and potential return than investing in a more diversified fund.

o The fund's investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original investment.

o In the Schedule of Investments in this report, the fund's portfolio holdings are organized according to the Global Industry Classification Standard, which was developed by and is the exclusive property and is a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

ABOUT INDEXES AND OTHER PERFORMANCE  BENCHMARKS CITED IN THIS REPORT:

o The unmanaged Standard & Poor's Composite Index of 500 Stocks (the S&P 500) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

o The unmanaged Pacific Stock Exchange Technology 100 Index (the PSE Technology100) is a price-weighted index of 100 listed and over-the-counter technology stocks from 15 technology-related industries.

o The unmanaged Lipper Science and Technology Fund Index represents and average of the performance of the 30 largest science and technology funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

o A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses. Performance of a market index does not.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-959-4246, or on the AIM Web site, aiminvestments.com.

FOR MORE INFORMATION, PLEASE VISIT aiminvestments.com.

TO OUR SHAREHOLDERS


                    Dear Shareholder:

[PHOTO OF           This is the report on AIM Global Science and Technology Fund
ROBERT H.           for the six months ended April 30, 2003. You will note that
GRAHAM]             we have adopted a more concise format for our semiannual
                    reports. Important information such as top holdings and
                    performance as of the close of the reporting period appear
ON THE CURRENCY     on the opposite page. This letter will provide an overview
FRONT, THE U.S.     of the markets and your fund during the six months covered
DOLLAR WAS WEAK     by this report. As always, timely information about your
COMPARED TO MANY    fund and the markets in general is available at our Web
FOREIGN             site, aiminvestments.com.
CURRENCIES.
                    MARKET CONDITIONS
ROBERT H. GRAHAM
                    In U.S. markets, positive performance during March and April
                    2003 enabled major stock market indexes to post gains for the reporting period. For example, the unmanaged Standard &
Poor's Composite Index of 500 Stocks (the S&P 500), an index of common stocks frequently used as a general measure of U.S. stock market performance, returned 4.47% for the six months ended April 30, 2003.

    Year to date as of April 30, consumer discretionary, information technology and financials were among the better-performing sectors of the S&P 500, while telecommunications services was the worst.

    Generally, mid- and small-cap stocks outperformed large-cap stocks, and the value investment style outperformed the growth investment style during the six-month reporting period.

    International markets, as measured by the unmanaged MSCI Europe, Australasia and the Far East Index (the EAFE--Registered Trademark--), a group of foreign securities tracked by Morgan Stanley Capital International, produced negative returns for the first quarter of 2003. International markets, however, rallied in April. This rally helped push international market returns into positive territory for the six-month reporting period.

    European markets rallied toward the close of the reporting period, with the MSCI (Morgan Stanley Capital International) Europe Index, often considered representative of the European equity market, gaining 13.49% in April. In European monetary affairs, the European Central Bank (ECB) cut its benchmark interest rate 25 basis points to 2.50% in March. It remained at that level as the reporting period closed.

    As widely discussed, in Asia, the epidemic of severe acute respiratory syndrome (SARS) dealt a blow to local economies. However, the MSCI All Country
(AC) Asia Pacific Free ex-Japan Index, a group of developed and emerging Asian and Asia-Pacific markets (except Japan) covered by Morgan Stanley Capital International, rallied in April and was positive for the six-month reporting period.

    On the currency front, the U.S. dollar was weak compared to many foreign currencies. In particular, the euro showed strength as it appreciated nearly 13% against the dollar during the reporting period. Other notable currencies that gained ground on the dollar included the Australian dollar, Swiss franc, British pound and Canadian dollar.

YOUR FUND

At net asset value AIM Global Science and Technology Fund turned in positive performance for the six-month reporting period. The fund also generated positive results at net asset value year-to-date and for the three-month and one-month periods ended April 30, 2003. Fund manager Abel Garcia and senior analyst Warren Tennant increased the total number of holdings during the reporting period from 63 to 83 to further diversify the portfolio.

    In addition, fund managers have begun to reduce their holdings in industries like aerospace and defense, as well as computer storage. They have added more holdings in health care and networking equipment.

IN CLOSING

I thank you for your continued participation in AIM Global Science and Technology Fund, and I look forward to reporting to you again in six months. If you have any questions, please consult your financial advisor to help you with your investment choices. As always, members of our award-winning Client Services department are ready to help. They can be reached at 800-959-4246.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman
April 30, 2003

FINANCIALS

SCHEDULE OF INVESTMENTS

April 30, 2003
(Unaudited)


                                                                MARKET
                                                 SHARES          VALUE
--------------------------------------------------------------------------
DOMESTIC COMMON STOCKS-82.06%

AEROSPACE & DEFENSE-0.54%

L-3 Communications Holdings, Inc.(a)                47,600   $   2,113,440
==========================================================================

APPLICATION SOFTWARE-4.15%

Documentum, Inc.(a)                                303,500       5,581,365
--------------------------------------------------------------------------
FileNET Corp.(a)                                   108,700       1,672,893
--------------------------------------------------------------------------
Intuit Inc.(a)                                      39,800       1,543,444
--------------------------------------------------------------------------
Mercury Interactive Corp.(a)                       192,200       6,523,268
--------------------------------------------------------------------------
PeopleSoft, Inc.(a)                                 60,400         907,812
==========================================================================
                                                                16,228,782
==========================================================================

AUTO PARTS & EQUIPMENT-1.24%

Gentex Corp.(a)                                    159,800       4,825,960
==========================================================================

BIOTECHNOLOGY-4.64%

Amgen Inc.(a)                                       52,500       3,218,775
--------------------------------------------------------------------------
Charles River Laboratories International,
  Inc.(a)                                           45,500       1,235,325
--------------------------------------------------------------------------
Gilead Sciences, Inc.(a)                           260,500      12,019,470
--------------------------------------------------------------------------
IDEC Pharmaceuticals Corp.(a)                       50,800       1,663,700
==========================================================================
                                                                18,137,270
==========================================================================

COMPUTER HARDWARE-4.35%

Dell Computer Corp.(a)                             476,300      13,769,833
--------------------------------------------------------------------------
Hewlett-Packard Co.                                198,600       3,237,180
==========================================================================
                                                                17,007,013
==========================================================================

COMPUTER STORAGE & PERIPHERALS-4.46%

EMC Corp.(a)                                       401,400       3,648,726
--------------------------------------------------------------------------
Hutchinson Technology Inc.(a)                       90,700       2,144,148
--------------------------------------------------------------------------
Imation Corp.(a)                                    56,200       1,927,660
--------------------------------------------------------------------------
SanDisk Corp.(a)                                   171,100       4,140,620
--------------------------------------------------------------------------
Storage Technology Corp.(a)                        123,900       3,062,808
--------------------------------------------------------------------------
Western Digital Corp.(a)                           267,900       2,499,507
==========================================================================
                                                                17,423,469
==========================================================================

CONSUMER ELECTRONICS-0.81%

Harman International Industries, Inc.               47,500       3,163,025
==========================================================================

DATA PROCESSING SERVICES-0.80%

Paychex, Inc.                                      100,100       3,117,114
==========================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS-1.24%

Trimble Navigation Ltd.(a)                         192,100       4,850,525
==========================================================================

                                                                MARKET
                                                 SHARES          VALUE
--------------------------------------------------------------------------

HEALTH CARE DISTRIBUTORS & SERVICES-1.65%

Cerner Corp.(a)                                     50,000         999,000
--------------------------------------------------------------------------
Express Scripts, Inc.(a)                            19,300   $   1,137,928
--------------------------------------------------------------------------
Laboratory Corp. of America Holdings(a)             68,400       2,015,064
--------------------------------------------------------------------------
Quest Diagnostics Inc.(a)                           38,500       2,300,375
==========================================================================
                                                                 6,452,367
==========================================================================

HEALTH CARE EQUIPMENT-1.19%

Advanced Neuromodulation Systems, Inc.(a)           23,600         988,132
--------------------------------------------------------------------------
Boston Scientific Corp.(a)                          84,900       3,654,945
==========================================================================
                                                                 4,643,077
==========================================================================

HEALTH CARE SUPPLIES-0.62%

Fisher Scientific International Inc.(a)             83,700       2,411,397
==========================================================================

INTERNET RETAIL-4.35%

Amazon.com, Inc.(a)                                235,500       6,751,785
--------------------------------------------------------------------------
eBay Inc.(a)                                       110,500      10,251,085
==========================================================================
                                                                17,002,870
==========================================================================

INTERNET SOFTWARE & SERVICES-2.44%

United Online, Inc.(a)                             158,300       3,539,588
--------------------------------------------------------------------------
Websense, Inc.(a)                                  125,100       1,785,177
--------------------------------------------------------------------------
Yahoo! Inc.(a)                                     170,700       4,229,946
==========================================================================
                                                                 9,554,711
==========================================================================

IT CONSULTING & SERVICES-3.27%

Affiliated Computer Services, Inc.-Class A(a)      142,200       6,782,940
--------------------------------------------------------------------------
Anteon International Corp.(a)                      158,800       3,760,384
--------------------------------------------------------------------------
Cognizant Technology Solutions Corp.(a)            124,800       2,241,408
==========================================================================
                                                                12,784,732
==========================================================================

NETWORKING EQUIPMENT-4.15%

Cisco Systems, Inc.(a)                             525,000       7,896,000
--------------------------------------------------------------------------
McDATA Corp.-Class A(a)                            235,000       2,486,300
--------------------------------------------------------------------------
NetScreen Technologies, Inc.(a)                    288,600       5,852,808
==========================================================================
                                                                16,235,108
==========================================================================

PHARMACEUTICALS-0.64%

Forest Laboratories, Inc.(a)                        48,000       2,482,560
==========================================================================

SEMICONDUCTOR EQUIPMENT-8.37%

Applied Materials, Inc.(a)                         355,700       5,193,220
--------------------------------------------------------------------------
Axcelis Technologies, Inc.(a)                      522,900       2,970,072
--------------------------------------------------------------------------
Entegris Inc.(a)                                   230,300       2,641,541
--------------------------------------------------------------------------
KLA-Tencor Corp.(a)                                 96,200       3,944,200
--------------------------------------------------------------------------
Lam Research Corp.(a)                              345,000       5,012,850
--------------------------------------------------------------------------


                                                                MARKET
                                                 SHARES          VALUE
--------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT-(CONTINUED)

Novellus Systems, Inc.(a)                          169,100   $   4,741,564
--------------------------------------------------------------------------
Teradyne, Inc.(a)                                  361,700       4,195,720
--------------------------------------------------------------------------
Varian Semiconductor Equipment Associates,
  Inc.(a)                                          174,000       4,010,700
==========================================================================
                                                                32,709,867
==========================================================================

SEMICONDUCTORS-15.04%

Analog Devices, Inc.(a)                            301,300       9,979,056
--------------------------------------------------------------------------
Cree, Inc.(a)                                       89,700       1,789,515
--------------------------------------------------------------------------
GlobespanVirata, Inc.(a)                           430,000       2,610,100
--------------------------------------------------------------------------
Integrated Circuit Systems, Inc.(a)                103,300       2,243,676
--------------------------------------------------------------------------
Intel Corp.                                        327,100       6,018,640
--------------------------------------------------------------------------
Maxim Integrated Products, Inc.                     48,300       1,897,707
--------------------------------------------------------------------------
Microchip Technology Inc.                          302,200       6,282,738
--------------------------------------------------------------------------
OmniVision Technologies, Inc.(a)                    79,700       1,935,116
--------------------------------------------------------------------------
QLogic Corp.(a)                                     63,000       2,771,370
--------------------------------------------------------------------------
Silicon Laboratories Inc.(a)                       242,400       6,896,280
--------------------------------------------------------------------------
Texas Instruments Inc.                             657,700      12,160,873
--------------------------------------------------------------------------
Xilinx, Inc.(a)                                    155,300       4,203,971
==========================================================================
                                                                58,789,042
==========================================================================

SYSTEMS SOFTWARE-8.33%

Borland Software Corp.(a)                          226,200       2,051,634
--------------------------------------------------------------------------
Microsoft Corp.                                    560,000      14,319,200
--------------------------------------------------------------------------
Oracle Corp.(a)                                    449,400       5,338,872
--------------------------------------------------------------------------
Symantec Corp.(a)                                  165,800       7,286,910
--------------------------------------------------------------------------
VERITAS Software Corp.(a)                          161,500       3,554,615
==========================================================================
                                                                32,551,231
==========================================================================

TELECOMMUNICATIONS EQUIPMENT-4.53%

Advanced Fibre Communications, Inc.(a)             177,100       2,709,630
--------------------------------------------------------------------------
QUALCOMM Inc.                                      206,100       6,572,529
--------------------------------------------------------------------------
UTStarcom, Inc.(a)                                 387,400       8,434,085
==========================================================================
                                                                17,716,244
==========================================================================

WIRELESS TELECOMMUNICATION SERVICES-5.25%

AT&T Wireless Services Inc.(a)                     700,400       4,524,584
--------------------------------------------------------------------------
Nextel Communications, Inc.-Class A(a)             829,400      12,266,826
--------------------------------------------------------------------------
United States Cellular Corp.(a)                    154,500       3,715,725
==========================================================================
                                                                20,507,135
==========================================================================
    Total Domestic Common Stocks (Cost
      $304,846,797)                                            320,706,939
==========================================================================

                                                                MARKET
                                                 SHARES          VALUE
--------------------------------------------------------------------------


FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-11.41%

BERMUDA-0.96%

Marvell Technology Group Ltd.
  (Semiconductors)(a)                              163,000   $   3,761,877
==========================================================================

CANADA-0.57%

Cognos, Inc. (Application Software)(a)              81,700       2,217,338
==========================================================================

CAYMAN ISLANDS-0.47%

Garmin Ltd. (Consumer Electronics)(a)               43,100       1,826,578
==========================================================================

FINLAND-1.67%

Nokia Oyj-ADR (Telecommunications Equipment)       392,900       6,510,353
==========================================================================

GERMANY-0.94%

SAP A.G. (Application Software)                     35,953       3,690,273
==========================================================================

ISRAEL-0.59%

Teva Pharmaceutical Industries Ltd.-ADR
  (Pharmaceuticals)                                 49,600       2,316,320
==========================================================================

NETHERLANDS-0.51%

STMicroelectronics N.V. (Semiconductors)            96,215       1,992,344
==========================================================================

SOUTH KOREA-2.88%

Samsung Electronics Co., Ltd. (Electronic
  Equipment & Instruments)(a)                       44,800      11,250,721
==========================================================================

TAIWAN-1.09%

Taiwan Semiconductor Manufacturing Co.
  Ltd.-ADR (Semiconductors)(a)                     510,000       4,268,700
==========================================================================

UNITED KINGDOM-1.73%

Amdocs Ltd. (Application Software)(a)              223,000       3,938,180
--------------------------------------------------------------------------
Vodafone Group PLC-ADR (Wireless
  Telecommunication Services)                      143,400       2,833,584
==========================================================================
                                                                 6,771,764
==========================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $41,130,657)                              44,606,268
==========================================================================

MONEY MARKET FUNDS-6.81%

STIC Liquid Assets Portfolio(b)                 13,310,011      13,310,011
--------------------------------------------------------------------------
STIC Prime Portfolio(b)                         13,310,011      13,310,011
==========================================================================
    Total Money Market Funds (Cost
      $26,620,022)                                              26,620,022
==========================================================================
TOTAL INVESTMENTS-100.28% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost $372,597,476)                  391,933,229
==========================================================================


                                                                MARKET
                                                 SHARES          VALUE
--------------------------------------------------------------------------

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-30.31%

STIC Liquid Assets Portfolio(b)(c)              59,230,865   $  59,230,865
--------------------------------------------------------------------------
STIC Prime Portfolio(b)(c)                      59,230,866      59,230,866
==========================================================================
  Total Money Market Funds (purchased with
    cash collateral from securities loaned)
    (Cost $118,461,731)                                        118,461,731
==========================================================================
TOTAL INVESTMENTS-130.59% (Cost $491,059,207)                  510,394,960
==========================================================================
OTHER ASSETS LESS LIABILITIES-(30.59%)                        (119,550,987)
==========================================================================
NET ASSETS-100.00%                                           $ 390,843,973
__________________________________________________________________________
==========================================================================

Investment Abbreviations:


ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.
(c) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2003
(Unaudited)

ASSETS:

Investments, at market value (cost
  $491,059,207)*                             $   510,394,960
------------------------------------------------------------
Receivables for:
  Investments sold                                 7,622,083
------------------------------------------------------------
  Fund shares sold                                   783,357
------------------------------------------------------------
  Dividends                                           49,555
------------------------------------------------------------
Investment for deferred compensation plan              5,988
------------------------------------------------------------
Other assets                                          28,301
============================================================
     Total assets                                518,884,244
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                            7,707,258
------------------------------------------------------------
  Fund shares reacquired                             529,932
------------------------------------------------------------
  Deferred compensation plan                           5,988
------------------------------------------------------------
  Collateral upon return of securities
     loaned                                      118,461,731
------------------------------------------------------------
Accrued distribution fees                            306,267
------------------------------------------------------------
Accrued trustees' fees                                   915
------------------------------------------------------------
Accrued transfer agent fees                          769,145
------------------------------------------------------------
Accrued operating expenses                           259,035
============================================================
     Total liabilities                           128,040,271
============================================================
Net assets applicable to shares outstanding  $   390,843,973
____________________________________________________________
============================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                $ 1,883,547,649
------------------------------------------------------------
Undistributed net investment income (loss)        (3,341,523)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities, foreign currencies
  and option contracts                        (1,508,697,888)
------------------------------------------------------------
Unrealized appreciation of investment
  securities, foreign currencies and option
  contracts                                       19,335,735
============================================================
                                             $   390,843,973
____________________________________________________________
============================================================


NET ASSETS:

Class A                                      $   281,962,711
____________________________________________________________
============================================================
Class B                                      $    92,434,635
____________________________________________________________
============================================================
Class C                                      $    16,446,627
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                           55,831,611
____________________________________________________________
============================================================
Class B                                           19,645,773
____________________________________________________________
============================================================
Class C                                            3,495,549
____________________________________________________________
============================================================
Class A:
  Net asset value per share                  $          5.05
------------------------------------------------------------
  Offering price per share:
     (Net asset value of $5.05 divided by
       95.25%)                               $          5.30
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
     share                                   $          4.71
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
     share                                   $          4.71
____________________________________________________________
============================================================

* At April 30, 2003, securities with an aggregate market value of $115,491,986 were on loan to brokers.

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the six months ended April 30, 2003
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $56,014)         $    448,315
--------------------------------------------------------------------------
Dividends from affiliated money market funds                       122,470
--------------------------------------------------------------------------
Interest                                                             2,992
--------------------------------------------------------------------------
Security lending income                                            187,694
==========================================================================
    Total investment income                                        761,471
==========================================================================

EXPENSES:

Advisory fees                                                    1,861,334
--------------------------------------------------------------------------
Administrative services fees                                        51,781
--------------------------------------------------------------------------
Custodian fees                                                      29,072
--------------------------------------------------------------------------
Distribution fees -- Class A                                       680,062
--------------------------------------------------------------------------
Distribution fees -- Class B                                       470,959
--------------------------------------------------------------------------
Distribution fees -- Class C                                        77,977
--------------------------------------------------------------------------
Transfer agent fees                                              2,620,464
--------------------------------------------------------------------------
Trustees' fees                                                       5,240
--------------------------------------------------------------------------
Other                                                              282,399
==========================================================================
    Total expenses                                               6,079,288
==========================================================================
Less: Fees waived, expenses reimbursed and expenses paid
  indirectly                                                    (1,982,975)
==========================================================================
    Net expenses                                                 4,096,313
==========================================================================
Net investment income (loss)                                    (3,334,842)
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FOREIGN CURRENCIES AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                                        (67,607,777)
--------------------------------------------------------------------------
  Foreign currencies                                               113,763
--------------------------------------------------------------------------
  Option contracts written                                         746,115
==========================================================================
                                                               (66,747,899)
==========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                         82,364,232
--------------------------------------------------------------------------
  Foreign currencies                                                  (293)
--------------------------------------------------------------------------
  Option contracts written                                          36,037
==========================================================================
                                                                82,399,976
==========================================================================
Net gain from investment securities, foreign currencies and
  options contracts                                             15,652,077
==========================================================================
Net increase in net assets resulting from operations          $ 12,317,235
__________________________________________________________________________
==========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2003 and the year ended October 31, 2002 (Unaudited)

                                                                APRIL 30,       OCTOBER 31,
                                                                  2003             2002
--------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $  (3,334,842)   $ (11,879,992)
--------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and option contracts                     (66,747,899)    (240,968,796)
--------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities, foreign currencies and option contracts          82,399,976       27,536,826
============================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                  12,317,235     (225,311,962)
============================================================================================
Share transactions-net:
  Class A                                                        (7,644,251)      (5,159,028)
--------------------------------------------------------------------------------------------
  Class B                                                       (12,703,314)    (122,002,616)
--------------------------------------------------------------------------------------------
  Class C                                                            17,055       (3,417,367)
============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (20,330,510)    (130,579,011)
============================================================================================
    Net increase (decrease) in net assets                        (8,013,275)    (355,890,973)
============================================================================================

NET ASSETS:

  Beginning of period                                           398,857,248      754,748,221
============================================================================================
  End of period                                               $ 390,843,973    $ 398,857,248
____________________________________________________________________________________________
============================================================================================

NOTES TO FINANCIAL STATEMENTS

April 30, 2003
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Global Science and Technology Fund, (the "Fund") is a separate series of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

H. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A I M Advisors, Inc. ("AIM") is the Fund's investment manager and administrator. The Fund pays AIM investment management and administration fees at an annual rate of 0.975% on the first $500 million of the Fund's average daily net assets, plus 0.95% on the next $500 million of the Fund's average daily net assets, plus 0.925% on the next $500 million of the Fund's average daily net assets, plus 0.90% on the Fund's average daily net assets exceeding $1.5 billion. AIM has contractually agreed to limit total annual operating expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to 2.00%, 2.50% and 2.50%, respectively. To the extent that the annualized expense ratio does not exceed the contractual expense limitation, AIM will retain the ability to be reimbursed for such fee waivers or reimbursements prior to the end of the committed period. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund). For the six months ended April 30, 2003, AIM waived fees of $1,861,334 and reimbursed expenses of $117,798.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2003, AIM was paid $51,781 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended April 30, 2003, AFS retained $1,445,915 for such services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.50% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended April 30, 2003, the Class A, Class B and Class C shares paid $680,062, $470,959 and $77,977, respectively.

    Front-end sales commissions and contingent deferred sales charges (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. Contingent deferred sales charges ("CDSCs") are deducted from redemption proceeds prior to remittance to the shareholder. During six months ended April 30, 2003, AIM Distributors retained $26,268 in front-end sales commissions from the sale of Class A shares and $21,338, $82 and $822 for Class A, Class B and Class C shares, respectively, for CDSCs imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

    During the six months ended April 30, 2003, the Fund paid legal fees of $1,601 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the six months ended April 30, 2003, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $3,480 and reductions in custodian fees of $363 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $3,843.

NOTE 4--BORROWINGS

AIM has established an interfund lending facility for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. The funds which were party to the line of credit were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the six months ended April 30, 2003, the Fund did not borrow under the interfund lending or the committed line of credit facility.


NOTE 5--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.

    At April 30, 2003, securities with an aggregate value of $115,491,986 were on loan to brokers. The loans were secured by cash collateral of $118,461,731 received by the Fund and invested in affiliated money market funds. For the six months ended April 30, 2003, the Fund received fees of $187,694 for securities lending.

NOTE 6--CALL OPTION CONTRACTS

Transactions in call options written during the six months ended April 30, 2003 are summarized as follows:

                                                          CALL OPTION CONTRACTS
                                                          ----------------------
                                                          NUMBER OF    PREMIUMS
                                                          CONTRACTS    RECEIVED
--------------------------------------------------------------------------------
Beginning of period                                         3,745      $ 453,826
--------------------------------------------------------------------------------
Written                                                     1,855        588,893
--------------------------------------------------------------------------------
Closed                                                     (2,975)      (670,083)
--------------------------------------------------------------------------------
Exercised                                                  (1,630)      (163,226)
--------------------------------------------------------------------------------
Expired                                                      (995)      (209,410)
================================================================================
End of period                                                  --      $      --
________________________________________________________________________________
================================================================================

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                                                    CAPITAL LOSS
EXPIRATION                                                          CARRYFORWARD
---------------------------------------------------------------------------------
October 31, 2009                                                   $1,181,366,577
---------------------------------------------------------------------------------
October 31, 2010                                                      259,449,545
=================================================================================
Total capital loss carryforward                                    $1,440,816,122
_________________________________________________________________________________
=================================================================================

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2003 was $223,539,005 and $249,271,801, respectively.

    The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of April 30, 2003 is as follows:

Aggregate unrealized appreciation of investment securities           $ 49,100,060
---------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities          (29,976,637)
=================================================================================
Net unrealized appreciation of investment securities                 $ 19,123,423
_________________________________________________________________________________
=================================================================================
Cost of investments for tax purposes is $491,271,537.


NOTE 9--SHARE INFORMATION

The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a CDSC. Under some circumstances, Class A shares are subject to CDSCs. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Changes in shares outstanding during the six months ended April 30, 2003 and the year ended October 31, 2002 were as follows:

                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                    APRIL 30, 2003                 OCTOBER 31, 2002
                                                              ---------------------------    ----------------------------
                                                                SHARES          AMOUNT         SHARES          AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      16,788,636    $ 79,964,191     26,274,193    $ 171,598,190
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                       1,963,349       8,873,751      2,939,110       19,257,843
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                         643,027       2,902,247      1,050,513        6,971,729
=========================================================================================================================
Conversion of Class B shares to Class A shares:
  Class A                                                       1,676,512       8,228,998      8,433,047       56,174,791
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (1,797,104)     (8,228,998)    (9,000,274)     (56,174,791)
=========================================================================================================================
Reacquired:
  Class A                                                     (20,023,550)    (95,837,440)   (36,509,509)    (232,932,009)
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (2,972,756)    (13,348,067)   (12,786,276)     (85,085,668)
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                        (644,523)     (2,885,192)    (1,669,762)     (10,389,096)
=========================================================================================================================
                                                               (4,366,409)   $(20,330,510)   (21,268,958)   $(130,579,011)
_________________________________________________________________________________________________________________________
=========================================================================================================================

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                 CLASS A
                                          --------------------------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                                 YEAR ENDED OCTOBER 31,
                                          APRIL 30,        ---------------------------------------------------------------------
                                            2003             2002          2001           2000               1999         1998
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $   4.89        $   7.41      $  30.61      $    26.44         $    16.28    $  18.04
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                (0.04)          (0.12)(a)     (0.20)(a)        0.06(a)(b)        (0.25)      (0.17)(a)
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                   0.20           (2.40)       (19.12)           7.23              10.97       (0.39)
================================================================================================================================
    Total from investment operations           0.16           (2.52)       (19.32)           7.29              10.72       (0.56)
================================================================================================================================
Less distributions from net realized
  gains                                          --              --         (3.88)          (3.12)             (0.56)      (1.20)
================================================================================================================================
Net asset value, end of period             $   5.05        $   4.89      $   7.41      $    30.61         $    26.44    $  16.28
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(c)                                3.27%         (34.01)%      (71.16)%         27.52%             67.63%      (3.16)%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $281,963        $280,426      $438,702      $1,513,595         $1,023,124    $713,904
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and expense
    reimbursements                             2.00%(d)        2.01%         1.98%           1.63%              1.77%       1.88%
--------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and expense
    reimbursements                             3.04%(d)        2.56%         2.03%           1.63%              1.77%       1.88%
================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                          (1.60)%(d)      (1.76)%       (1.57)%          0.16%             (1.11)%     (0.93)%
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate(e)                       61%            115%          173%            111%               122%         75%
________________________________________________________________________________________________________________________________
================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income per share reflects dividend income of $0.49 per share recognized from the spin-off of Nortel Networks Corp. from BCE, Inc.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(d)  Ratios are annualized and based on average daily assets of $274,279,177.
(e)  Not annualized for periods less than one year.

                                                                                 CLASS B
                                          --------------------------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                                 YEAR ENDED OCTOBER 31,
                                          APRIL 30,        ---------------------------------------------------------------------
                                             2003            2002           2001            2000              1999        1998
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $  4.56         $   6.96       $ 29.17        $    25.43         $  15.76    $  17.58
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)               (0.05)           (0.14)(a)     (0.25)(a)         (0.11)(a)(b)     (0.35)      (0.25)(a)
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                  0.20            (2.26)       (18.08)             6.97            10.58       (0.37)
================================================================================================================================
    Total from investment operations          0.15            (2.40)       (18.33)             6.86            10.23       (0.62)
================================================================================================================================
Less distributions from net realized
  gains                                         --               --         (3.88)            (3.12)           (0.56)      (1.20)
================================================================================================================================
Net asset value, end of period             $  4.71         $   4.56       $  6.96        $    29.17         $  25.43    $  15.76
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(c)                               3.29%          (34.48)%      (71.30)%           26.87%           66.84%      (3.67)%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $92,435         $102,470       $287,394       $1,414,915         $898,400    $614,715
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and expense
    reimbursements                            2.50%(d)         2.51%         2.48%             2.13%            2.28%       2.38%
--------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and expense
    reimbursements                            3.54%(d)         3.06%         2.53%             2.13%            2.28%       2.38%
================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                         (2.10)%(d)       (2.26)%       (2.07)%           (0.34)%          (1.62)%     (1.43)%
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate(e)                      61%             115%          173%              111%             122%         75%
________________________________________________________________________________________________________________________________
================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income per share reflects dividend income of $0.49 per share recognized from the spin-off of Nortel Networks Corp. from BCE, Inc.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(d)  Ratios are annualized and based on average daily assets of $94,972,441.
(e)  Not annualized for periods less than one year.

                                                                            CLASS C
                                          ---------------------------------------------------------------------------
                                                                                                        MARCH 1, 1999
                                          SIX MONTHS                                                     (DATE SALES
                                            ENDED                 YEAR ENDED OCTOBER 31,                COMMENCED) TO
                                          APRIL 30,        ------------------------------------          OCTOBER 31,
                                             2003           2002          2001           2000               1999
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $  4.56         $  6.96       $ 29.16       $  25.43            $ 19.23
---------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)               (0.05)          (0.14)(a)     (0.25)(a)      (0.11)(a)(b)       (0.11)
---------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                  0.20           (2.26)       (18.07)          6.96               6.31
=====================================================================================================================
    Total from investment operations          0.15           (2.40)       (18.32)          6.85               6.20
=====================================================================================================================
Less distributions from net realized
  gains                                         --              --         (3.88)         (3.12)                --
=====================================================================================================================
Net asset value, end of period             $  4.71         $  4.56       $  6.96       $  29.16            $ 25.43
_____________________________________________________________________________________________________________________
=====================================================================================================================
Total return(c)                               3.29%         (34.48)%      (71.29)%        26.83%             32.24%
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $16,447         $15,961       $28,652       $114,667            $12,352
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and expense
    reimbursements                            2.50%(d)        2.51%         2.48%          2.13%              2.28%(e)
---------------------------------------------------------------------------------------------------------------------
  Without fee waivers and expense
    reimbursements                            3.54%(d)        3.06%         2.53%          2.13%              2.28%(e)
=====================================================================================================================
Ratio of net investment income (loss) to
  average net assets                         (2.10)%(d)      (2.26)%       (2.07)%        (0.34)%            (1.62)%(e)
_____________________________________________________________________________________________________________________
=====================================================================================================================
Portfolio turnover rate(f)                      61%            115%          173%           111%               122%
_____________________________________________________________________________________________________________________
=====================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net investment income per share reflects dividend income of $0.49 per share recognized from the spin-off of Nortel Networks Corp. from BCE, Inc.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(d)  Ratios are annualized and based on average daily assets of $15,724,705.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

NOTE 11--SUBSEQUENT EVENT


The Board of Trustees of AIM Investment Funds ("Seller") unanimously approved, on June 11, 2003, an Agreement and Plan of Reorganization (the "Plan") pursuant to which AIM Global Science and Technology Fund ("Selling Fund"), a series of Seller, would transfer all of its assets to INVESCO Technology Fund ("Buying Fund"), a series of INVESCO Sector Funds, Inc. ("the Reorganization"). As a result of the Reorganization, shareholders of Selling Fund would receive shares of Buying Fund in exchange for their shares of Selling Fund, and Selling Fund would cease operations.

  The Plan requires approval of Selling Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held on or around September 25, 2003. If the Plan is approved by shareholders of Selling Fund and certain conditions required by the Plan are satisfied, the transaction is expected to become effective shortly thereafter.

  Effective on or about October 1, 2003, it is anticipated that Selling Fund will be closed to new investors.

OTHER INFORMATION

TRUSTEES AND OFFICERS


BOARD OF TRUSTEES            OFFICERS                                   OFFICE OF THE FUND

Robert H. Graham             Robert H. Graham                           11 Greenway Plaza
                             Chairman and President                     Suite 100
Mark H. Williamson                                                      Houston, TX 77046
                             Mark H. Williamson
Frank S. Bayley              Executive Vice President                   INVESTMENT ADVISOR

Bruce L. Crockett            Kevin M. Carome                            A I M Advisors, Inc.
                             Senior Vice President                      11 Greenway Plaza
Albert R. Dowden                                                        Suite 100
                             Gary T. Crum                               Houston, TX 77046
Edward K. Dunn Jr.           Senior Vice President
                                                                        TRANSFER AGENT
Jack M. Fields               Dana R. Sutton
                             Vice President and Treasurer               A I M Fund Services, Inc.
Carl Frischling                                                         P.O. Box 4739
                             Stuart W. Coco                             Houston, TX 77210-4739
Prema Mathai-Davis           Vice President
                                                                        CUSTODIAN
Lewis F. Pennock             Melville B. Cox
                             Vice President                             State Street Bank and Trust Company
Ruth H. Quigley                                                         225 Franklin Street
                             Edgar M. Larsen                            Boston, MA 02110
Louis S. Sklar               Vice President
                                                                        COUNSEL TO THE FUND
                             Nancy L. Martin
                             Secretary                                  Ballard Spahr
                                                                        Andrews & Ingersoll, LLP
                                                                        1735 Market Street
                                                                        Philadelphia, PA 19103

                                                                        COUNSEL TO THE TRUSTEES

                                                                        Kramer, Levin, Naftalis & Frankel LLP
                                                                        919 Third Avenue
                                                                        New York, NY 10022

                                                                        DISTRIBUTOR

                                                                        A I M Distributors, Inc.
                                                                        11 Greenway Plaza
                                                                        Suite 100
                                                                        Houston, TX 77046

THE AIM FAMILY OF FUNDS--Registered Trademark--


DOMESTIC EQUITY                         INTERNATIONAL/GLOBAL EQUITY                 FIXED INCOME

                                                                                    TAXABLE

AIM Aggressive Growth Fund              AIM Asia Pacific Growth Fund(2)
AIM Balanced Fund*                      AIM Developing Markets Fund
AIM Basic Balanced Fund*                AIM European Growth Fund(2)                 AIM Floating Rate Fund
AIM Basic Value Fund                    AIM European Small Company Fund             AIM High Yield Fund
AIM Blue Chip Fund                      AIM Global Aggressive Growth Fund           AIM Income Fund
AIM Capital Development Fund            AIM Global Growth Fund                      AIM Intermediate Government Fund
AIM Charter Fund                        AIM Global Trends Fund                      AIM Limited Maturity Treasury Fund(6,7)
AIM Constellation Fund                  AIM Global Value Fund(5)                    AIM Money Market Fund
AIM Dent Demographic Trends Fund        AIM International Core Equity Fund(2)       AIM Short-Term Bond Fund
AIM Diversified Dividend Fund(1)        AIM International Emerging Growth Fund      AIM Total Return Bond Fund
AIM Emerging Growth Fund                AIM International Growth Fund(2)
AIM Large Cap Basic Value Fund
AIM Large Cap Growth Fund
AIM Libra Fund                                                                      TAX-FREE
AIM Mid Cap Basic Value Fund            SECTOR EQUITY
AIM Mid Cap Core Equity Fund(2)
AIM Mid Cap Growth Fund
AIM Opportunities I Fund(2,3)                                                       AIM High Income Municipal Fund
AIM Opportunities II Fund(2,3)          AIM Global Energy Fund                      AIM Municipal Bond Fund
AIM Opportunities III Fund(2,3)         AIM Global Financial Services Fund          AIM Tax-Exempt Cash Fund
AIM Premier Equity Fund(2)              AIM Global Health Care Fund                 AIM Tax-Free Intermediate Fund(6,7)
AIM Premier Equity II Fund(2)           AIM Global Science and Technology Fund(2)
AIM Select Equity Fund                  AIM Global Utilities Fund
AIM Small Cap Equity Fund               AIM New Technology Fund
AIM Small Cap Growth Fund(4)            AIM Real Estate Fund
AIM Weingarten Fund

  *Domestic equity and income fund

                   YOUR GOALS. OUR SOLUTIONS.--Servicemark--


                                        College         Separately
Mutual  Retirement      Annuities       Savings         Managed                 Offshore        Alternative     Cash
Funds   Products                        Plans           Accounts                Products        Investments     Management

                                             (AIM INVESTMENTS LOGO APPEARS HERE)
                                                                 --Servicemark--

(1) Effective May 2, 2003, AIM Large Cap Core Equity Fund was renamed AIM Diversified Dividend Fund. (2) The following fund name changes became effective July 1, 2002: AIM Asian Growth Fund renamed AIM Asia Pacific Growth Fund; AIM European Development Fund renamed AIM European Growth Fund; AIM Global Telecommunications and Technology Fund renamed AIM Global Science and Technology Fund; AIM International Equity Fund renamed AIM International Growth Fund; AIM International Value Fund renamed AIM International Core Equity Fund; AIM Large Cap Opportunities Fund renamed AIM Opportunities III Fund; AIM Mid Cap Equity Fund renamed AIM Mid Cap Core Equity Fund; AIM Mid Cap Opportunities Fund renamed AIM Opportunities II Fund; AIM Small Cap Opportunities Fund renamed AIM Opportunities I Fund; AIM Value Fund renamed AIM Premier Equity Fund; AIM Value II Fund renamed AIM Premier Equity II Fund. (3) Effective October 1, 2002, the fund was reopened to new investors. (4) AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. (5) Effective April 30, 2003, AIM Worldwide Spectrum Fund was renamed AIM Global Value Fund. (6) Class A shares closed to new investors on October 30, 2002.
(7)Class A3 shares were first offered on October 31, 2002.

    For more complete information about any AIM fund, including sales charges and expenses, ask your financial advisor for a prospectus. Please read it carefully before investing. This brochure is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective fund prospectus, which contains more complete information, including sales charges and expenses. Please read it carefully before investing. If used after July 20, 2003, this brochure must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual Funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $115 billion in assets for approximately 9 million shareholders, including individual investors, corporate clients and financial institutions. The AIM Family of Funds--Registered Trademark-- is distributed nationwide. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $319 billion in assets under management. Data as of March 31, 2003.

                                                                       GST-SAR-1

AIMinvestments.com

               SEMIANNUAL REPORT TO SHAREHOLDERS / APRIL 30, 2003

                                 AIM LIBRA FUND

                                 [COVER IMAGE]

                      [AIM INVESTMENTS LOGO APPEARS HERE]

                                --Servicemark--

                           Your Goals. Our Solutions.
                                --Servicemark--

          AIM Libra Fund seeks to provide long-term growth of capital.
        The fund seeks to meet its objective by investing in securities of companies the portfolio manager believes are likely to
        benefit from new or innovative products, services or processes.

                NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

           This report may be distributed only to shareholders or to persons who have received a current prospectus of the fund.

FUND DATA


================================================================================

PORTFOLIO COMPOSITION BY COMPANY SIZE*

As of 4/30/03

                                   [PIE CHART]

LARGE-CAP STOCKS                                        16%

MID-CAP STOCKS                                          25%

SMALL-CAP STOCKS                                        59%
                                                        Source: Lipper, Inc.
TOTAL NUMBER OF HOLDINGS                                92
TOTAL NET ASSETS                              $5.3 MILLION



================================================================================
================================================================================

CUMULATIVE TOTAL RETURNS

As of 4/30/03, including sales charges

CLASS A SHARES
Inception (11/01/02)                -5.48%

CLASS B SHARES
Inception (11/01/02)                -5.38%

CLASS C SHARES
Inception (11/01/02)                -1.40%

In addition to fund returns as of the close of the reporting period, industry regulations require us to provide cumulative total returns (including sales charges) for periods ended 3/31/03, the most recent calendar quarter-end, which were as follows. Class A shares, inception (11/01/02), -12.19%. Class B shares, inception (11/01/02), -11.94%. Class C shares, inception (11/01/02), -8.23%.

================================================================================
================================================================================

FUND VS. INDEXES

Excluding sales charges

Libra Fund: Cumulative Total Returns 11/01/02-4/30/03

Index returns: Cumulative Total Returns 10/31/02-4/30/03

CLASS A SHARES                     0.00%

CLASS B SHARES                    -0.40

CLASS C SHARES                    -0.40

S&P 500 INDEX                      4.47
(Broad Market and Index)
RUSSELL MIDCAP GROWTH INDEX        8.19
(Style-Specific Index)
LIPPER MULTI-CAP GROWTH FUND INDEX 4.79
(Peer Group Index)

Source: Lipper, Inc.

Past performance cannot guarantee comparable future results. DUE TO SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

================================================================================

==============================================================================================================================
TOP 10 EQUITY HOLDINGS*                                                   TOP 10 INDUSTRIES*
------------------------------------------------------------------------------------------------------------------------------
 1. iShares Russell 1000 Growth Index Fund              4.8%               1. Semiconductors                            10.0%


 2. iShares Russell Midcap Growth Index Fund            4.1                2. Mutual Funds                               8.9


 3. Foundry Networks, Inc.                              1.4                3. Health Care Equipment                      7.1


 4. American Pharmaceutical Partners, Inc.              1.3                4. Diversified Commercial Services            6.9


 5. Corinthian Colleges, Inc.                           1.2                5. Federal Home Loan Bank                     6.0


 6. United Online, Inc.                                 1.2                6. Managed Health Care                        5.6


 7. ITT Educational Services, Inc.                      1.2                7. Health Care Distributors & Services        4.7


 8. Genesis Microchip Inc.                              1.2                8. Pharmaceuticals                            3.9


 9. AMERIGROUP Corp.                                    1.1                9. Application Software                       3.9


10. Integra LifeSciences Holdings                       1.1               10. Computer Storage & Peripherals             3.8

*Excludes money market and government agency fund holdings.
The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.
==============================================================================================================================

ABOUT FUND INFORMATION THROUGHOUT THIS REPORT:

o Unless otherwise stated, all information presented here is as of 4/30/03 and is based on total net assets.

o AIM Libra Fund's performance figures are historical, and they reflect fund expenses, the reinvestment of distributions and changes in net asset value.

o When sales charges are included in performance figures, Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge
    (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's share classes will differ due to different sales charge structures and class expenses.

o The fund may participate in the initial public offering (IPO) market in some market cycles. Because of the fund's small asset base, any investment the fund may make in IPOs may significantly affect the fund's total return. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return.

o Had the advisor not waived fees and/or reimbursed expenses, returns would have been lower.

o The fund's investment return and principal value will fluctuate, so an investor's shares (when redeemed) may be worth more or less than their original cost.

o Investing in small and mid-size companies may involve risks not associated with investing in more established companies. Also, small companies may have business risk, significant stock price fluctuations and illiquidity.

o In the Schedule of Investments in this report, the fund's portfolio holdings are organized according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital Inc. and Standard & Poor's.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The unmanaged Standard & Poor's Composite Index of 500 Stocks (the S&P 500) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

o The unmanaged Russell Midcap Index represents the performance of the stocks of domestic mid-capitalization companies; the Growth segment measures the performance of Russell Midcap companies with higher price/book ratios and higher forecasted growth values.

o The unmanaged Lipper Multi-Cap Growth Fund Index represents an average of the performance of the 30 largest multi-capitalization growth funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

o A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses. Performance of a market index does not.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-959-4246, or on the AIM Web site, aiminvestments.com.

FOR MORE INFORMATION, PLEASE VISIT aiminvestments.com.

TO OUR SHAREHOLDERS

                    DEAR SHAREHOLDER:

[PHOTO OF           This is the first shareholder report on AIM Libra Fund. The
ROBERT H.           fund was launched on November 1, 2002, and this report
GRAHAM]             covers the six-month period that ended April 30, 2003.
                    Important information such as top holdings and performance as of the close of the reporting period appear on the
                    opposite page. This letter will provide an overview of the
POSITIVE            markets and your fund during the six months covered by this
PERFORMANCE DURING  report. As always, timely information about your fund and
MARCH AND APRIL     the markets in general is available at our Web site,
2003 ENABLED MAJOR  aiminvestments.com.
STOCK MARKET
INDEXES TO POST     MARKET CONDITIONS
GAINS FOR THE
REPORTING PERIOD.   Positive performance during March and April 2003 enabled
ROBERT H. GRAHAM    major stock market indexes to post gains for the reporting period. For example, the unmanaged Standard & Poor's
Composite Index of 500 Stocks (the S&P 500), an index of common stocks frequently used as a general measure of U.S. stock market performance, returned 4.47% for the six months ended April 30, 2003.

   Year to date as of April 30, consumer discretionary, information technology and financials were among the better-performing sectors of the S&P 500, while telecommunications was the worst.

   Generally, mid- and small-cap stocks outperformed large-cap stocks, and the value investment style outperformed the growth investment style during the six-month reporting period. For example, the unmanaged Russell 1000 Index, which represents the performance of the stocks of large-capitalization companies, returned 4.75% while the unmanaged Russell Midcap Index, which represents the performance of the stocks of domestic mid-capitalization companies, returned 7.58% and the unmanaged Russell 2000 Index, which represents the performance of the stocks of small-capitalization companies, returned 7.55%.

   Among large-cap stocks, the value investment style generally outperformed the growth investment style during the six-month reporting period. For example, the Russell 1000 Growth Index, which measures the performance of Russell 1000 companies with higher price/book ratios and higher forecasted growth values, produced a total return of 4.28% while its value counterpart, the Russell 1000 Value, which measures the performance of Russell 1000 companies with lower price/book ratios and lower forecasted growth values, returned 5.25%.

YOUR FUND

When AIM Libra Fund was launched on November 1, 2002, it began with the purchase of about 50 stocks. By the end of the reporting period, it included 92 equity holdings.

   The fund can invest in stocks of every market capitalization. As of April 30, 2003, small and mid-cap stocks accounted for more than three-fourths of the fund's holdings.

   The fund may invest up to 25% of its assets in foreign securities, however, at the end of the reporting period, foreign securities represented less than 3% of the fund's assets.

   Portfolio manager Jonathan Schoolar characterizes the fund as an aggressive and potentially volatile investment. Though the fund is diversified across all market capitalizations, it is not charged with diversifying across all market sectors. At the end of the reporting period, the fund had no holdings in energy, utilities or materials. Its holdings in consumer staples, financials and telecommunications were small (less than 3% each). The fund was concentrated in four sectors: information technology, health care, consumer discretionary and industrials. As stated in the prospectus, the fund manager(s) purchase securities of companies that have experienced, or that they believe have the potential for, above-average growth in earnings or that have the potential for superior earnings growth.

IN CLOSING

I thank you for your participation in AIM Libra Fund, and I look forward to reporting to you again in six months. If you have any questions, please consult your financial advisor to help you with your investment choices. As always, members of our award-winning Client Services department are ready to help. They can be reached at 800-959-4246.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman
April 30, 2003

FINANCIALS

SCHEDULE OF INVESTMENTS

April 30, 2003
(Unaudited)

                                                            MARKET
                                                SHARES      VALUE
--------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-93.60%

AEROSPACE & DEFENSE-0.52%

Mercury Computer Systems, Inc.(a)                 1,313   $   27,573
====================================================================

APPAREL RETAIL-3.74%

Abercrombie & Fitch Co.-Class A(a)                1,447       47,577
--------------------------------------------------------------------
Chico's FAS, Inc.(a)                              2,276       55,398
--------------------------------------------------------------------
Hot Topic, Inc.(a)                                1,801       44,034
--------------------------------------------------------------------
Pacific Sunwear of California, Inc.(a)            2,247       51,299
====================================================================
                                                             198,308
====================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-2.07%

Coach, Inc.(a)                                    1,238       53,865
--------------------------------------------------------------------
Quicksilver, Inc.(a)                              1,709       55,713
====================================================================
                                                             109,578
====================================================================

APPLICATION SOFTWARE-3.88%

Amdocs Ltd. (United Kingdom)(a)                   2,949       52,079
--------------------------------------------------------------------
Electronic Arts Inc.(a)                             752       44,571
--------------------------------------------------------------------
Mentor Graphics Corp.(a)                          5,354       55,789
--------------------------------------------------------------------
Verity, Inc.(a)                                   3,225       53,309
====================================================================
                                                             205,748
====================================================================

BANKS-0.91%

New York Community Bancorp, Inc.                  1,398       48,539
====================================================================

BIOTECHNOLOGY-1.94%

Amgen Inc.(a)                                       849       52,052
--------------------------------------------------------------------
Biogen, Inc.(a)                                   1,332       50,603
====================================================================
                                                             102,655
====================================================================

CASINOS & GAMBLING-0.84%

International Game Technology(a)                    516       44,531
====================================================================

COMPUTER STORAGE & PERIPHERALS-3.77%

Avid Technology, Inc.(a)                          1,760       48,347
--------------------------------------------------------------------
EMC Corp.(a)                                      5,846       53,140
--------------------------------------------------------------------
SanDisk Corp.(a)                                  2,303       55,733
--------------------------------------------------------------------
Storage Technology Corp.(a)                       1,732       42,815
====================================================================
                                                             200,035
====================================================================

DATA PROCESSING SERVICES-1.11%

CheckFree Corp.(a)                                2,127       58,641
====================================================================

DIVERSIFIED COMMERCIAL SERVICES-6.88%

Apollo Group, Inc.-Class A(a)                       955       51,760
--------------------------------------------------------------------
Career Education Corp.(a)                           864       51,952
--------------------------------------------------------------------
Corinthian Colleges, Inc.(a)                      1,402       64,198
--------------------------------------------------------------------
Corporate Executive Board Co. (The)(a)            1,183       48,491
--------------------------------------------------------------------
FTI Consulting, Inc.(a)                           1,041   $   47,105
--------------------------------------------------------------------

                                                            MARKET
                                                SHARES      VALUE
--------------------------------------------------------------------
DIVERSIFIED COMMERCIAL SERVICES-(CONTINUED)

ITT Educational Services, Inc.(a)                 2,109       62,215
--------------------------------------------------------------------
University of Phoenix Online(a)                     883       38,976
====================================================================
                                                             364,697
====================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS-2.11%

Arrow Electronics, Inc.                           3,116       52,598
--------------------------------------------------------------------
Trimble Navigation Ltd.(a)                        2,340       59,085
====================================================================
                                                             111,683
====================================================================

ENVIRONMENTAL SERVICES-2.11%

Stericycle, Inc.(a)                               1,419       55,753
--------------------------------------------------------------------
Tetra Tech, Inc.                                  3,639       56,404
====================================================================
                                                             112,157
====================================================================

FOOD RETAIL-0.87%

Whole Foods Market, Inc.(a)                         779       46,241
====================================================================

FOOTWEAR-0.96%

K-Swiss, Inc.-Class A                             1,712       50,898
====================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-4.68%

AdvancePCS(a)                                     1,779       53,477
--------------------------------------------------------------------
Odyssey Healthcare, Inc.(a)                       1,817       46,951
--------------------------------------------------------------------
Omnicare, Inc.                                    1,574       41,742
--------------------------------------------------------------------
Pharmaceutical Product Development, Inc.(a)       2,005       52,471
--------------------------------------------------------------------
WebMD Corp.(a)                                    5,570       53,695
====================================================================
                                                             248,336
====================================================================

HEALTH CARE EQUIPMENT-7.12%

Becton, Dickinson & Co.                           1,271       44,993
--------------------------------------------------------------------
Biosite Diagnostics Inc.(a)                       1,219       52,027
--------------------------------------------------------------------
Boston Scientific Corp.(a)                          904       38,917
--------------------------------------------------------------------
Integra LifeSciences Holdings(a)                  2,227       59,439
--------------------------------------------------------------------
STERIS Corp.(a)                                   1,583       35,934
--------------------------------------------------------------------
Stryker Corp.                                       790       52,938
--------------------------------------------------------------------
Varian Medical Systems, Inc.(a)                     787       42,388
--------------------------------------------------------------------
Zimmer Holdings, Inc.(a)                          1,087       50,980
====================================================================
                                                             377,616
====================================================================

HEALTH CARE FACILITIES-0.89%

VCA Antech, Inc.(a)                               2,827       47,463
====================================================================

HEALTH CARE SUPPLIES-2.61%

Coopers Cos., Inc.                                1,370       38,223
--------------------------------------------------------------------
Fisher Scientific International Inc.(a)           1,548       44,598
--------------------------------------------------------------------
Immucor, Inc.(a)                                  2,707       55,575
====================================================================
                                                             138,396
====================================================================

                                                            MARKET
                                                SHARES      VALUE
--------------------------------------------------------------------

HOME IMPROVEMENT RETAIL-0.97%

Lowe's Cos., Inc.                                 1,169   $   51,307
====================================================================

INTERNET SOFTWARE & SERVICES-1.19%

United Online, Inc.(a)                            2,814       62,921
====================================================================

IT CONSULTING & SERVICES-1.86%

CACI International Inc.-Class A(a)                1,313       45,863
--------------------------------------------------------------------
Cognizant Technology Solutions Corp.(a)           2,954       53,054
====================================================================
                                                              98,917
====================================================================

LEISURE PRODUCTS-0.94%

Leapfrog Enterprises, Inc.-Class A(a)             1,876       50,089
====================================================================

MANAGED HEALTH CARE-5.64%

Aetna Inc.                                          935       46,563
--------------------------------------------------------------------
AMERIGROUP Corp.(a)                               2,085       60,715
--------------------------------------------------------------------
Anthem, Inc.(a)                                     713       48,940
--------------------------------------------------------------------
First Health Group Corp.(a)                       1,651       41,358
--------------------------------------------------------------------
Mid Atlantic Medical Services, Inc.(a)            1,122       48,863
--------------------------------------------------------------------
UnitedHealth Group Inc.                             571       52,606
====================================================================
                                                             299,045
====================================================================

MUTUAL FUNDS-8.90%

iShares Russell 1000 Growth Index Fund            6,547      253,042
--------------------------------------------------------------------
iShares Russell Midcap Growth Index Fund          3,952      219,138
====================================================================
                                                             472,180
====================================================================

NETWORKING EQUIPMENT-2.43%

Foundry Networks, Inc.(a)                         6,592       71,721
--------------------------------------------------------------------
NetScreen Technologies, Inc.(a)                   2,819       57,169
====================================================================
                                                             128,890
====================================================================

PHARMACEUTICALS-3.92%

American Pharmaceutical Partners, Inc.(a)         3,066       71,591
--------------------------------------------------------------------
Forest Laboratories, Inc.(a)                        814       42,100
--------------------------------------------------------------------
Taro Pharmaceutical Industries Ltd.
  (Israel)(a)                                     1,027       46,996
--------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR
  (Israel)                                        1,011       47,214
====================================================================
                                                             207,901
====================================================================

PUBLISHING-0.99%

Getty Images, Inc.(a)                             1,558       52,738
====================================================================

RESTAURANTS-0.92%

P.F. Chang's China Bistro, Inc.(a)                1,168       48,939
====================================================================

SEMICONDUCTORS-9.97%

Altera Corp.(a)                                   3,323       52,537
--------------------------------------------------------------------
Broadcom Corp.-Class A(a)                         2,848       50,951
--------------------------------------------------------------------

                                                            MARKET
                                                SHARES      VALUE
--------------------------------------------------------------------
SEMICONDUCTORS-(CONTINUED)

Cree, Inc.(a)                                     2,683   $   53,526
--------------------------------------------------------------------
Genesis Microchip Inc.(a)                         3,599       61,759
--------------------------------------------------------------------
Marvell Technology Group Ltd. (Bermuda)(a)        2,126       49,066
--------------------------------------------------------------------
National Semiconductor Corp.(a)                   2,848       53,343
--------------------------------------------------------------------
OmniVision Technologies, Inc.(a)                  2,161       52,469
--------------------------------------------------------------------
QLogic Corp.(a)                                   1,222       53,756
--------------------------------------------------------------------
Silicon Laboratories Inc.(a)                      1,733       49,304
--------------------------------------------------------------------
Xilinx, Inc.(a)                                   1,922       52,029
====================================================================
                                                             528,740
====================================================================

SPECIALTY STORES-2.90%

Advance Auto Parts, Inc.(a)                         998       49,641
--------------------------------------------------------------------
Guitar Center Inc.(a)                             2,297       53,199
--------------------------------------------------------------------
Tractor Supply Co.(a)                             1,209       51,201
====================================================================
                                                             154,041
====================================================================

SYSTEMS SOFTWARE-1.96%

Micromuse Inc.(a)                                 7,403       48,423
--------------------------------------------------------------------
Progress Software Corp.(a)                        2,840       55,352
====================================================================
                                                             103,775
====================================================================

TELECOMMUNICATIONS EQUIPMENT-2.97%

ADTRAN, Inc.(a)                                   1,284       51,976
--------------------------------------------------------------------
Avocent Corp.(a)                                  1,781       52,753
--------------------------------------------------------------------
UTStarcom, Inc.(a)                                2,425       52,795
====================================================================
                                                             157,524
====================================================================

WIRELESS TELECOMMUNICATION SERVICES-1.03%

Nextel Communications, Inc.-Class A(a)            3,696       54,664
====================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $4,515,438)                          4,964,766
====================================================================

                                               PRINCIPAL
                                                AMOUNT
U.S. GOVERNMENT AGENCY SECURITIES-5.96%

FEDERAL HOME LOAN BANK-5.96%

Disc. Notes,
1.25%, 05/01/03 (Cost $316,000)(b)             $316,000       316,000
=====================================================================

U.S. TREASURY BILLS-1.88%

1.12%, 06/19/03 (Cost $99,847)(b)               100,000(c)     99,847
=====================================================================
TOTAL INVESTMENTS-101.44% (Cost $4,931,285)                 5,380,613
=====================================================================
OTHER ASSETS LESS LIABILITIES-(1.44%)                         (76,404)
=====================================================================
NET ASSETS-100.00%                                         $5,304,209
_____________________________________________________________________
=====================================================================

Investment Abbreviations:

ADR    - American Depositary Receipt
Disc.  - Discounted

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 8.
See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2003
(Unaudited)

ASSETS:

Investments, at market value (cost $4,931,285)   $5,380,613
-----------------------------------------------------------
Cash                                                    642
-----------------------------------------------------------
Receivables for:
  Investments sold                                  386,078
-----------------------------------------------------------
  Variation margin                                      675
-----------------------------------------------------------
  Fund shares sold                                   33,552
-----------------------------------------------------------
  Dividends                                              26
-----------------------------------------------------------
Investment for deferred compensation plan             1,061
-----------------------------------------------------------
Other assets                                         45,257
===========================================================
    Total assets                                  5,847,904
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                             491,454
-----------------------------------------------------------
  Fund shares reacquired                             27,731
-----------------------------------------------------------
  Deferred compensation plan                          1,061
-----------------------------------------------------------
Accrued distribution fees                             5,202
-----------------------------------------------------------
Accrued trustees' fees                                  728
-----------------------------------------------------------
Accrued transfer agent fees                           1,980
-----------------------------------------------------------
Accrued operating expenses                           15,539
===========================================================
    Total liabilities                               543,695
===========================================================
Net assets applicable to shares outstanding      $5,304,209
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                    $5,214,571
-----------------------------------------------------------
Undistributed net investment income (loss)          (29,107)
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and futures contracts      (342,917)
-----------------------------------------------------------
Unrealized appreciation of investment
  securities and futures contracts                  461,662
===========================================================
                                                 $5,304,209
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                          $4,201,632
___________________________________________________________
===========================================================
Class B                                          $  627,692
___________________________________________________________
===========================================================
Class C                                          $  474,885
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                             420,346
___________________________________________________________
===========================================================
Class B                                              63,016
___________________________________________________________
===========================================================
Class C                                              47,663
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                      $    10.00
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $10.00 divided by
      94.50%)                                    $    10.58
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per share   $     9.96
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per share   $     9.96
___________________________________________________________
===========================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the six months ended April 30, 2003
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $47)             $   3,935
-----------------------------------------------------------------------
Interest                                                          3,788
=======================================================================
    Total investment income                                       7,723
=======================================================================

EXPENSES:

Advisory fees                                                    16,056
-----------------------------------------------------------------------
Administrative services fees                                     24,795
-----------------------------------------------------------------------
Custodian fees                                                    7,117
-----------------------------------------------------------------------
Distribution fees -- Class A                                      5,087
-----------------------------------------------------------------------
Distribution fees -- Class B                                      2,377
-----------------------------------------------------------------------
Distribution fees -- Class C                                      1,978
-----------------------------------------------------------------------
Transfer agent fees                                              10,557
-----------------------------------------------------------------------
Trustees' fees                                                    4,523
-----------------------------------------------------------------------
Registration and filing fees                                     25,398
-----------------------------------------------------------------------
Printing                                                          8,999
-----------------------------------------------------------------------
Professional fees                                                20,278
-----------------------------------------------------------------------
Other                                                             2,298
=======================================================================
    Total expenses                                              129,463
=======================================================================
Less: Fees waived, expenses reimbursed and paid indirectly      (92,633)
=======================================================================
    Net expenses                                                 36,830
=======================================================================
Net investment income (loss)                                    (29,107)
=======================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FUTURES CONTRACTS:

Net realized gain (loss) from:
  Investment securities                                        (262,313)
-----------------------------------------------------------------------
  Futures contracts                                             (80,604)
=======================================================================
                                                               (342,917)
=======================================================================
Change in net unrealized appreciation of:
  Investment securities                                         449,329
-----------------------------------------------------------------------
  Futures contracts                                              12,333
=======================================================================
                                                                461,662
=======================================================================
Net gain from investment securities and futures contracts       118,745
=======================================================================
Net increase in net assets resulting from operations          $  89,638
_______________________________________________________________________
=======================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2003
(Unaudited)

                                                                APRIL 30,
                                                                   2003
--------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                  $  (29,107)
--------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    futures contracts                                             (342,917)
--------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities and futures contracts                               461,662
==========================================================================
    Net increase in net assets resulting from operations            89,638
==========================================================================
Share transactions-net:
  Class A                                                        4,117,739
--------------------------------------------------------------------------
  Class B                                                          622,753
--------------------------------------------------------------------------
  Class C                                                          474,079
==========================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                          5,214,571
==========================================================================
    Net increase in net assets                                   5,304,209
==========================================================================

NET ASSETS:

  Beginning of period                                                   --
==========================================================================
  End of period                                                 $5,304,209
__________________________________________________________________________
==========================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

April 30, 2003
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Libra Fund (the "Fund") is a separate series of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund commenced operations November 1, 2002.

    The Fund's investment objective is to provide long-term growth of capital. In the Schedule of Investments each company is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Premiums and discounts are amortized and/or accreted for financial reporting purposes.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks also include to varying degrees, the risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A I M Advisors, Inc. ("AIM") is the Fund's investment manager and administrator. INVESCO (NY), Inc. is the Fund's subadvisor. The Fund pays AIM investment management and administration fees at an annual rate of 0.85% of the first $1 billion of the Fund's average daily net assets, plus 0.80% of the Fund's average daily nest assets in excess of $1 billion. AIM has voluntarily agreed to limit total annual operating expenses (excluding interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to 1.80%, 2.45% and 2.45%, respectively. Voluntary expense limitations may be rescinded, terminated or modified at any time without further notice to investors. During periods of voluntary waivers or reimbursements to the extent the annualized expense ratio does not exceed the voluntary limit for the period committed, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund). For the six months ended April 30, 2003, AIM waived fees of $16,056 and reimbursed expenses of $76,435.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2003, AIM was paid $24,795 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended April 30, 2003, AFS retained $7,854 for such services.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended April 30, 2003, the Class A, Class B and Class C shares paid $5,087, $2,377 and $1,978, respectively.

    Front-end sales commissions and contingent deferred sales charges ("sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. Contingent deferred sales charges ("CDSCs") are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2003, AIM Distributors retained $3,346 in front-end sales commissions from the sale of Class A shares and $0, $0, and $0 for Class A, Class B and Class C shares, respectively, for CDSCs imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

    During the six months ended April 30, 2003, the Fund paid legal fees of $446 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the six months ended April 30, 2003, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $19 and reductions in custodian fees of $123 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $142.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BORROWINGS

AIM has established an interfund lending facility for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. The Fund did not borrow or lend under this facility during the six months ended April 30, 2003.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of any distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.


NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2003 was $12,119,954 and $7,342,204, respectively.

    The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of April 30, 2003 is as follows:

Aggregate unrealized appreciation of
  investment securities                           $499,839
----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                            (50,511)
==========================================================
Net unrealized appreciation of investment
  securities                                      $449,328
__________________________________________________________
==========================================================
Investments have the same cost for tax and financial
statement purposes.

NOTE 8--FUTURES CONTRACTS

On April 30, 2003, $22,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts. Open futures contracts as of April 30, 2003 were as follows:

                        NO. OF       MONTH/       MARKET     UNREALIZED
CONTRACT               CONTRACTS   COMMITMENT     VALUE     APPRECIATION
------------------------------------------------------------------------
E-Mini S&P 500             3       Jun 03/Long   $137,415     $ 4,933
------------------------------------------------------------------------
S&P Mid 400 E-Mini         3       Jun 03/Long    131,625       7,400
========================================================================
                                                 $269,040     $12,333
________________________________________________________________________
========================================================================

NOTE 9--SHARE INFORMATION

The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a CDSC. Under some circumstances, Class A shares are subject to CDSCs. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. The Fund commenced operations November 1, 2002. Changes in shares outstanding during the six months ended April 30, 2003 were as follows:

                                         SIX MONTHS ENDED
                                          APRIL 30, 2003
                                       ---------------------
                                       SHARES       AMOUNT
------------------------------------------------------------
Sold:
  Class A                              476,758    $4,639,401
------------------------------------------------------------
  Class B                               68,055       668,887
------------------------------------------------------------
  Class C                               47,663       474,079
============================================================
Reacquired:
  Class A                              (56,412)     (521,662)
------------------------------------------------------------
  Class B                               (5,039)      (46,134)
============================================================
                                       531,025    $5,214,571
____________________________________________________________
============================================================

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding during the six months ended April 30, 2003.

                                                                    CLASS A
                                                                ----------------
                                                                NOVEMBER 1, 2002
                                                                (DATE OPERATIONS
                                                                 COMMENCED) TO
                                                                   APRIL 30,
                                                                      2003
--------------------------------------------------------------------------------
Net asset value, beginning of period                                 $10.00
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                        (0.07)(a)
--------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)               0.07
================================================================================
Net asset value, end of period                                       $10.00
________________________________________________________________________________
================================================================================
Total return(b)                                                        0.00%
________________________________________________________________________________
================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                             $4,202
________________________________________________________________________________
================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                     1.81%(c)
--------------------------------------------------------------------------------
  Without fee waivers                                                  6.70%(c)
================================================================================
Ratio of net investment income (loss) to average net assets           (1.39)%(c)
________________________________________________________________________________
================================================================================
Portfolio turnover rate(d)                                              218%
________________________________________________________________________________
================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $2,930,892.
(d)  Not annualized for periods less than one year.

                                                                    CLASS B
                                                                ----------------
                                                                NOVEMBER 1, 2002
                                                                (DATE OPERATIONS
                                                                 COMMENCED) TO
                                                                   APRIL 30,
                                                                      2003
--------------------------------------------------------------------------------
Net asset value, beginning of period                                 $10.00
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                        (0.10)(a)
--------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)               0.06
================================================================================
    Total from investment operations                                  (0.04)
================================================================================
Net asset value, end of period                                       $ 9.96
________________________________________________________________________________
================================================================================
Total return(b)                                                       (0.40)%
________________________________________________________________________________
================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                             $  628
________________________________________________________________________________
================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                     2.46%(c)
--------------------------------------------------------------------------------
  Without fee waivers                                                  7.35%(c)
================================================================================
Ratio of net investment income (loss) to average net assets           (2.04)%(c)
________________________________________________________________________________
================================================================================
Portfolio turnover rate(d)                                              218%
________________________________________________________________________________
================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $479,350.
(d)  Not annualized for periods less than one year.


                                                                    CLASS C
                                                                ----------------
                                                                NOVEMBER 1, 2002
                                                                (DATE OPERATIONS
                                                                COMMENCED)
                                                                TO APRIL 30,
                                                                   2003
--------------------------------------------------------------------------------
Net asset value, beginning of period                                 $10.00
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                        (0.10)(a)
--------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)               0.06
================================================================================
    Total from investment operations                                  (0.04)
================================================================================
Net asset value, end of period                                       $ 9.96
________________________________________________________________________________
================================================================================
Total return(b)                                                       (0.40)%
________________________________________________________________________________
================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                             $  475
________________________________________________________________________________
================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                     2.46%(c)
--------------------------------------------------------------------------------
  Without fee waivers                                                  7.35%(c)
================================================================================
Ratio of net investment income (loss) to average net assets           (2.04)%(c)
________________________________________________________________________________
================================================================================
Portfolio turnover rate(d)                                              218%
________________________________________________________________________________
================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $398,916.
(d)  Not annualized for periods less than one year.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                          OFFICERS                                   OFFICE OF THE FUND
Robert H. Graham                           Robert H. Graham                           11 Greenway Plaza
Mark H. Williamson                         Chairman and President                     Suite 100
Frank S. Bayley                                                                       Houston, TX 77046
Bruce L. Crockett                          Mark H. Williamson
Albert R. Dowden                           Executive Vice President                   INVESTMENT ADVISOR
Edward K. Dunn Jr.                                                                    A I M Advisors, Inc.
Jack M. Fields                             Kevin M. Carome                            11 Greenway Plaza
Carl Frischling                            Senior Vice President                      Suite 100
Prema Mathai-Davis                                                                    Houston, TX 77046
Lewis F. Pennock                           Gary T. Crum
Ruth H. Quigley                            Senior Vice President                      TRANSFER AGENT
Louis S. Sklar                                                                        A I M Fund Services, Inc.
                                           Dana R. Sutton                             P.O. Box 4739
                                           Vice President and Treasurer               Houston, TX 77210-4739

                                           Stuart W. Coco                             CUSTODIAN
                                           Vice President                             State Street Bank and Trust Company
                                                                                      225 Franklin Street
                                           Melville B. Cox                            Boston, MA 02110
                                           Vice President
                                                                                      COUNSEL TO THE FUND
                                           Edgar M. Larsen                            Ballard Spahr
                                           Vice President                             Andrews & Ingersoll, LLP
                                                                                      1735 Market Street
                                           Nancy L. Martin                            Philadelphia, PA 19103
                                           Secretary
                                                                                      COUNSEL TO THE TRUSTEES
                                                                                      Kramer, Levin, Naftalis & Frankel LLP
                                                                                      919 Third Avenue
                                                                                      New York, NY 10022

                                                                                      DISTRIBUTOR
                                                                                      A I M Distributors, Inc.
                                                                                      11 Greenway Plaza
                                                                                      Suite 100
                                                                                      Houston, TX 77046

THE AIM FAMILY OF FUNDS--Registered Trademark--

     DOMESTIC EQUITY                           INTERNATIONAL/GLOBAL EQUITY                            FIXED INCOME

AIM Aggressive Growth Fund                   AIM Asia Pacific Growth Fund(2)                            TAXABLE
AIM Balanced Fund*                           AIM Developing Markets Fund
AIM Basic Balanced Fund*                     AIM European Growth Fund(2)                    AIM Floating Rate Fund
AIM Basic Value Fund                         AIM European Small Company Fund                AIM High Yield Fund
AIM Blue Chip Fund                           AIM Global Aggressive Growth Fund              AIM Income Fund
AIM Capital Development Fund                 AIM Global Growth Fund                         AIM Intermediate Government Fund
AIM Charter Fund                             AIM Global Trends Fund                         AIM Limited Maturity Treasury Fund(6,7)
AIM Constellation Fund                       AIM Global Value Fund(5)                       AIM Money Market Fund
AIM Dent Demographic Trends Fund             AIM International Core Equity Fund(2)          AIM Short-Term Bond Fund
AIM Diversified Dividend Fund(1)             AIM International Emerging Growth Fund         AIM Total Return Bond Fund
AIM Emerging Growth Fund                     AIM International Growth Fund(2)
AIM Large Cap Basic Value Fund                                                                        TAX-FREE
AIM Large Cap Growth Fund                              SECTOR EQUITY
AIM Libra Fund                                                                              AIM High Income Municipal Fund
AIM Mid Cap Basic Value Fund                 AIM Global Energy Fund                         AIM Municipal Bond Fund
AIM Mid Cap Core Equity Fund(2)              AIM Global Financial Services Fund             AIM Tax-Exempt Cash Fund
AIM Mid Cap Growth Fund                      AIM Global Health Care Fund                    AIM Tax-Free Intermediate Fund(6,7)
AIM Opportunities I Fund(2,3)                AIM Global Science and Technology Fund(2)
AIM Opportunities II Fund(2,3)               AIM Global Utilities Fund
AIM Opportunities III Fund(2,3)              AIM New Technology Fund
AIM Premier Equity Fund(2)                   AIM Real Estate Fund
AIM Premier Equity II Fund(2)
AIM Select Equity Fund
AIM Small Cap Equity Fund
AIM Small Cap Growth Fund(4)
AIM Weingarten Fund

*Domestic equity and income fund

(1) Effective May 2, 2003, AIM Large Cap Core Equity Fund was renamed AIM Diversified Dividend Fund. (2) The following fund name changes became effective July 1, 2002: AIM Asian Growth Fund renamed AIM Asia Pacific Growth Fund; AIM European Development Fund renamed AIM European Growth Fund; AIM Global Telecommunications and Technology Fund renamed AIM Global Science and Technology Fund; AIM International Equity Fund renamed AIM International Growth Fund; AIM International Value Fund renamed AIM International Core Equity Fund; AIM Large Cap Opportunities Fund renamed AIM Opportunities III Fund; AIM Mid Cap Equity Fund renamed AIM Mid Cap Core Equity Fund; AIM Mid Cap Opportunities Fund renamed AIM Opportunities II Fund; AIM Small Cap Opportunities Fund renamed AIM Opportunities I Fund; AIM Value Fund renamed AIM Premier Equity Fund; AIM Value II Fund renamed AIM Premier Equity II Fund. (3) Effective October 1, 2002, the fund was reopened to new investors. (4) AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. (5) Effective April 30, 2003, AIM Worldwide Spectrum Fund was renamed AIM Global Value Fund. (6) Class A shares closed to new investors on October 30, 2002. (7) Class A3 shares were first offered on October 31, 2002.

   For more complete information about any AIM fund, including sales charges and expenses, ask your financial advisor for a prospectus. Please read it carefully before investing. This brochure is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective fund prospectus, which contains more complete information, including sales charges and expenses. Please read it carefully before investing. If used after July 20, 2003, this brochure must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual Funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $115 billion in assets for approximately 9 million shareholders, including individual investors, corporate clients and financial institutions. The AIM Family of Funds--Registered Trademark-- is distributed nationwide. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $319 billion in assets under management. Data as of March 31, 2003.

Mutual      Retirement      Annuities       College       Separately      Offshore       Alternative       Cash
Funds       Products                        Savings       Managed         Products       Investments       Management
                                            Plans         Accounts

                       [AIM INVESTMENT LOGO APPEARS HERE]
                                --SERVICEMARK--

                           YOUR GOALS. OUR SOLUTIONS.
                                --SERVICEMARK--

AIMinvestments.com                                                    LIB-SAR-1

               SEMIANNUAL REPORT TO SHAREHOLDERS / APRIL 30, 2003

                           AIM STRATEGIC INCOME FUND

                                  (COVER IMAGE)

                      (AIM INVESTMENTS LOGO APPEARS HERE)

                                --Servicemark--

                    YOUR GOALS. OUR SOLUTIONS.--Servicemark--

             AIM Strategic Income Fund seeks to provide high current
                income and, secondarily, seeks growth of capital.


               NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

            This report may be distributed only to shareholders or to persons who have received a current prospectus of the fund.

FUND DATA

================================================================================

AVERAGE ANNUAL TOTAL RETURNS

As of 4/30/03, including sales charges

--------------------------------------------------------------------------------

Class A Shares
 10 Years                             3.73%
  5 Years                            -2.10
  1 Year                             -0.99

Class B Shares
 10 Years                             3.71%
  5 Years                            -2.07
  1 Year                             -1.62

Class C Shares
 Inception (3/1/99)                  -0.08%
  1 Year                              2.26

Past performance cannot guarantee comparable future results.

In addition to fund returns as of the close of the reporting period, industry regulations require us to provide average annual total returns (including sales charges) for periods ended 3/31/03, the most recent calendar quarter-end, which were as follows. Class A shares, ten years, 3.66%; five years, -2.59%; one year, -3.50%. Class B shares, ten years, 3.64%; five years, -2.54%; one year, -4.11%. Class C shares, inception (3/1/99), -0.79%; one year, -0.34%.

================================================================================

================================================================================

FUND VS. INDEXES

Total Returns 10/31/02-4/30/03
excluding sales charges

Class A Shares                            11.55%
Class B Shares                            11.17
Class C Shares                            11.03
LEHMAN AGGREGATE BOND INDEX                4.31
(Broad Market and Style-Specific Index)
LIPPER MULTI-SECTOR INCOME FUND INDEX     12.24
(Peer Group Index)

DUE TO SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

================================================================================

================================================================================

YIELD AND DISTRIBUTION RATE


30-DAY DISTRIBUTION RATE
CLASS A SHARES                     4.99%
CLASS B SHARES                     4.63
CLASS C SHARES                     4.63

30-DAY YIELD
CLASS A SHARES                     4.37%
CLASS B SHARES                     3.94
CLASS C SHARES                     3.94

Had the advisor not waived fees and/or reimbursed expenses, the fund's 30-day yield would have been 3.79% for Class A shares and 3.32% for Class B and Class C shares.

================================================================================

===================================================================================================================================
TOP 10 FIXED-INCOME ISSUERS*                 TOP 10 INDUSTRIES*                            TOP 10 COUNTRIES*
-----------------------------------------------------------------------------------------------------------------------------------
 1. Federal National Mortgage          4.5%   1. Banks                              10.3%   1. United States                  76.6%
    Association (FNMA)                        2. Broadcasting & Cable TV             9.6    2. Germany                         5.6
 2. Bundesrepublik Deutschland-Series  3.3    3. Sovereign Debt                      7.5    3. Canada                          4.3
    2002 (Germany)                            4. Electric Utilities                  6.7    4. Mexico                          3.5
 3. Federal Home Loan Mortgage Corp.   3.2    5. Diversified Financial Services      6.5    5. United Kingdom                  2.5
    (FHLMC)                                   6. Oil & Gas Exploration & Production  5.4    6. Netherlands                     2.3
 4. CSC Holdings Inc.      2.5                7. Integrated Telecommunication        5.2    7. Cayman Islands                  0.8
 5. United Mexican States (Mexico)     2.5       Services                                   8. France                          0.6
 6. Sprint Capital Corp.               2.2    8. Federal National Mortgage           4.5    9. Bermuda                         0.2
 7. Household Finance Corp.            2.0       Association (FNMA)                        10. Bahamas                         0.2
 8. TCI Communications, Inc.           1.7    9. Consumer Finance                    4.4
 9. Newfield Exploration Co.           1.6   10. Real Estate                         3.5   TOTAL NUMBER OF HOLDINGS            240
10. Nextel Communications, Inc.        1.5
                                                                                           TOTAL NET ASSETS         $101.4 million
*Excludes money market fund holdings.

The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.
================================================================================

ABOUT FUND INFORMATION THROUGHOUT THIS REPORT:

o Unless otherwise stated, information presented here is as of 4/30/03 and is based on total net assets.

o AIM Strategic Income Fund's performance figures are historical, and they reflect fund expenses, the reinvestment of distributions and changes in net asset value.

o Had the advisor not waived fees and/or reimbursed expenses, returns would have been lower.

o When sales charges are included in performance figures, Class A share performance reflects the maximum 4.75% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge
    (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's share classes will differ due to different sales charge structures and class expenses.

o The 30-day yield is calculated using a formula defined by the Securities and Exchange Commission. The formula is based on the portfolio's potential earnings from dividends, interest and yield-to-maturity or yield-to-call of the bonds in the portfolio, net of all expenses, calculated at maximum offering price, and annualized.

o The fund's 30-day distribution rate reflects its most recent monthly dividend distribution multiplied by 12 and divided by the most recent month-end maximum offering price. The fund's distribution rate and 30-day SEC yield will differ.

o In the Schedule of Investments in this report, the fund's portfolio holdings are organized according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

o Investing in emerging markets may involve greater risk and potential reward than investing in more established markets.

o International investing presents certain risks not associated with investing solely in the United States. These include risks relating to fluctuations in the value of the U.S. dollar relative to the values of other currencies, the custody arrangements made for the fund's foreign holdings, differences in accounting, political risks and the lesser degree of public information required to be provided by non-U.S. companies.

o The fund may participate in the initial public offering (IPO) market in some market cycles. Because of the fund's small asset base, any investment the fund may make in IPOs may significantly affect the fund's total return. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return.

o The fund invests in higher-yielding, lower-rated corporate bonds, commonly known as junk bonds, which have a greater risk of price fluctuation and loss of principal and income than do U.S. government securities (such as U.S. Treasury bills and bonds, for which the repayment of principal and interest is guaranteed by the government if held to maturity).

o The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The unmanaged Lehman Aggregate Bond Index, which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities), is compiled by Lehman Brothers, a well-known global investment bank.

o The unmanaged Lipper Multi-Sector Income Fund Index represents an average of the performance of the 30 largest multi-sector income funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

o A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses. Performance of a market index does not.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-959-4246, or on the AIM Web site, aiminvestments.com.

FOR MORE INFORMATION, PLEASE VISIT AIMINVESTMENTS.COM.

TO OUR SHAREHOLDERS


                    DEAR SHAREHOLDER:

[PHOTO OF           This is your final report on AIM Strategic Income Fund.
ROBERT H.           After the close of the six-month period ended April 30,
GRAHAM]             2003, fund shareholders approved the reorganization of the fund's assets into AIM Income Fund. That reorganization was effected during June.

                       You will note that we have adopted a more concise format
                    for our semiannual reports. Important information such as holdings and performance as of the close of the reporting period appear on the opposite page. This letter will provide an overview of the markets and your fund during the six months covered by this report. As always, timely information about your fund and the markets in general is available at our Web site, aiminvestments.com.

MARKET CONDITIONS

U.S. gross domestic product increased at only a 1.4% annual rate in the fourth quarter of 2002, barely improving to 1.6%, annualized, for the first quarter of 2003. The country continued to lose jobs every month of the reporting period but January. The unemployment rate began the period at 5.7% and ended at 6%. Nonetheless, the Conference Board's Index of Consumer Confidence rose sharply from 61.4 in March to 81.0 in April.

   U.S. Treasuries produced negative returns in November, January and March but were positive in December, February and April. For the six-month period, they returned 3.06%. The U.S. investment-grade bond market, as represented by the Lehman U.S. Aggregate Bond Index, posted a 4.31% total return for the six months. This index includes government and corporate securities, mortgage pass-through securities and asset-backed securities. The domestic high yield sector, as represented by the Lehman U.S. Corporate High Yield Index, returned 22.75%. Performance in the global bond markets was higher, with six-month total returns of 8.50% for the investment-grade Lehman Global Aggregate Index and 24.36% for the Lehman Global High Yield Index. (These indexes are compiled by Lehman Brothers, a global investment bank.)

   Yield spreads for corporate bonds--the difference in yield between a corporate bond and a Treasury issue of equivalent maturity--narrowed over the period.

   As of April 30, 2003, the federal funds rate remained at a 41-year low of 1.25%, helping hold down the cost of borrowing for corporations and consumers.

YOUR FUND

AIM Strategic Income Fund achieved positive results at net asset value for the six-month period. In investing the fund's assets, fund co-managers Robert G. Alley, Jan H. Friedli, Carolyn L. Gibbs, Scot W. Johnson, and Craig A. Smith concentrated on debt securities of issuers in the United States, developed foreign countries and emerging markets. As mentioned, virtually all segments of the bond market had positive returns for the period covered by this report.

   High-yield bonds, which made up close to a quarter of the fund's assets at the end of the period, produced higher returns than investment-grade corporate bonds or government bonds. Over the six months, the fund reduced its government holdings and increased its corporate holdings, particularly among U.S. financials.

IN CLOSING

I thank you for your continued participation in AIM Strategic Income Fund, and I look forward to reporting to you again in six months as a shareholder of AIM Income Fund. If you have any questions, please consult your financial advisor to help you with your investment choices. As always, members of our award-winning Client Services department are ready to help. They can be reached at 800-959-4246.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman
April 30, 2003

================================================================================

                             AS OF APRIL 30, 2003,

                       THE FEDERAL FUNDS RATE REMAINED AT

                        A 41-YEAR LOW OF 1.25%, HELPING

                        HOLD DOWN THE COST OF BORROWING

                        FOR CORPORATIONS AND CONSUMERS.


                                ROBERT H. GRAHAM

================================================================================

FINANCIALS

SCHEDULE OF INVESTMENTS

April 30, 2003
(Unaudited)

                                                 PRINCIPAL         MARKET
                                                   AMOUNT          VALUE
----------------------------------------------------------------------------
U.S. DOLLAR DENOMINATED BONDS & NOTES-76.57%

ADVERTISING-1.31%

Lamar Advertising Co., Conv. Unsec. Notes,
  5.25%, 09/15/06                              $    1,300,000   $  1,326,000
============================================================================

AEROSPACE & DEFENSE-1.29%

Lockheed Martin Corp.,
  Series A, Medium Term Notes,
  8.66%, 11/30/06                                     100,000        117,297
----------------------------------------------------------------------------
  Unsec. Gtd. Unsub. Notes, 7.25%, 05/15/06           500,000        567,280
----------------------------------------------------------------------------
Raytheon Co.,
  Notes, 6.75%, 08/15/07                              315,000        353,480
----------------------------------------------------------------------------
  Sr. Unsec. Notes, 6.30%, 03/15/05                   250,000        268,157
============================================================================
                                                                   1,306,214
============================================================================

AIRLINES-0.17%

Northwest Airlines Inc., Sr. Unsec. Gtd.
  Notes, 8.88%, 06/01/06                              280,000        169,400
============================================================================

APPAREL RETAIL-0.41%

Gap, Inc. (The), Unsec. Unsub. Global Notes,
  9.90%, 12/15/05                                     365,000        412,450
============================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-0.20%

Russell Corp., Sr. Unsec. Gtd. Global Notes,
  9.25%, 05/01/10                                      90,000         99,000
----------------------------------------------------------------------------
William Carter Co. (The)-Series B, Sr. Unsec.
  Gtd. Sub. Global Notes, 10.88%, 08/15/11             95,000        105,925
============================================================================
                                                                     204,925
============================================================================

AUTOMOBILE MANUFACTURERS-0.63%

DaimlerChrysler N.A. Holding Corp.-Series D,
  Gtd. Medium Term Notes, 3.40%, 12/15/04             200,000        203,740
----------------------------------------------------------------------------
General Motors Corp., Unsec. Putable Deb.,
  8.80%, 03/01/21                                     400,000        429,856
============================================================================
                                                                     633,596
============================================================================

BANKS-7.91%

American Savings Bank, Notes, 6.63%, 02/15/06
  (Acquired 03/05/03; Cost $221,810)(a)(b)            200,000        218,190
----------------------------------------------------------------------------
Bank of America Corp.-Series B,
  Sub. Medium Term Putable Notes, 8.57%,
  11/15/04                                            300,000        407,028
----------------------------------------------------------------------------
Bank of New York Co., Inc. (The), Sub. Medium
  Term Notes, 7.09%, 03/24/28(c)                    1,500,000        272,505
----------------------------------------------------------------------------
Bank One Corp., Sr. Unsec. Unsub. Global
  Notes, 7.63%, 08/01/05                              400,000        449,008
----------------------------------------------------------------------------

                                                 PRINCIPAL         MARKET
                                                   AMOUNT          VALUE
----------------------------------------------------------------------------
BANKS-(CONTINUED)

Barclays O/S Investment Co. (Netherlands),
  Unsec. Gtd. Unsub. Floating Rate Euro
  Notes, 1.63%, 11/29/49                       $      650,000   $    551,329
----------------------------------------------------------------------------
Barnett Banks, Inc., Sub. Notes, 6.90%,
  09/01/05                                             70,000         78,119
----------------------------------------------------------------------------
Barnett Capital I, Gtd. Notes, 8.06%,
  12/01/26                                            300,000        348,862
----------------------------------------------------------------------------
Citicorp, Jr. Unsec. Sub. Notes, 6.38%,
  01/15/06                                            300,000        325,071
----------------------------------------------------------------------------
KeyBank N.A., Sr. Notes, 4.10%, 06/30/05              300,000        312,969
----------------------------------------------------------------------------
Lloyds Bank PLC-Series 1 (United Kingdom),
  Unsec. Sub. Floating Rate Euro Notes,
  1.69%, 06/29/49(d)                                  550,000        440,925
----------------------------------------------------------------------------
MBNA America Bank, N.A., Notes, 6.88%,
  07/15/04 (Acquired 12/04/02; Cost
  $418,352)(a)(b)                                     400,000        421,048
----------------------------------------------------------------------------
NBD Bank N.A. Michigan, Unsec. Putable Sub.
  Deb., 8.25%, 11/01/04                               600,000        778,626
----------------------------------------------------------------------------
Santander Financial Issuances (Cayman
  Islands), Unsec. Gtd. Sub. Yankee Notes,
  7.00%, 04/01/06                                     150,000        166,677
----------------------------------------------------------------------------
U.S. Bancorp-Series N, Sr. Medium Term Notes,
  2.75%, 03/30/06                                     100,000        100,786
----------------------------------------------------------------------------
U.S. Bank, N.A., Sub. Global Notes, 4.80%,
  04/15/15                                            200,000        202,484
----------------------------------------------------------------------------
UBS Preferred Funding Trust I, Gtd. Global
  Bonds, 8.62%, 10/29/49                              600,000        755,520
----------------------------------------------------------------------------
Union Planters Bank N.A., Unsec. Putable Sub.
  Notes, 6.50%, 03/15/08                              650,000        736,027
----------------------------------------------------------------------------
Wachovia Corp., Unsec. Putable Sub. Deb.,
  7.50%, 04/15/05                                     600,000        762,678
----------------------------------------------------------------------------
Washington Mutual, Inc., Jr. Unsec. Sub.
  Notes, 8.25%, 04/01/10                              575,000        694,335
============================================================================
                                                                   8,022,187
============================================================================

BROADCASTING & CABLE TV-9.56%

Adelphia Communications Corp.,
  Series B, Sr. Unsec. Notes, 9.88%, 03/01/07
  (Acquired 12/19/00; Cost $132,125)(a)(b)(e)         140,000         71,050
----------------------------------------------------------------------------
  Sr. Unsec. Notes, 10.88%, 10/01/10
    (Acquired 09/15/00; Cost
    $545,837)(a)(b)(e)                                550,000        279,125
----------------------------------------------------------------------------
Allbritton Communications Co., Sr. Sub.
  Notes, 7.75%, 12/15/12 (Acquired 01/28/03;
  Cost $157,288)(a)(b)                                160,000        167,200
----------------------------------------------------------------------------
British Sky Broadcasting Group PLC (United
  Kingdom), Unsec. Gtd. Yankee Notes, 7.30%,
  10/15/06                                            750,000        815,445
----------------------------------------------------------------------------

                                                 PRINCIPAL         MARKET
                                                   AMOUNT          VALUE
----------------------------------------------------------------------------
BROADCASTING & CABLE TV-(CONTINUED)

Charter Communications, Inc., Sr. Conv.
  Notes, 5.75%, 10/15/05 (Acquired 10/25/00;
  Cost $1,500,000)(a)(b)                       $    1,500,000   $    637,500
----------------------------------------------------------------------------
Clear Channel Communications, Inc., Sr.
  Unsec. Notes, 7.88%, 06/15/05                        75,000         83,035
----------------------------------------------------------------------------
Comcast Cable Communications, Inc., Unsec.
  Unsub. Notes, 8.88%, 05/01/17                       250,000        313,607
----------------------------------------------------------------------------
Comcast UK Cable Partners Ltd. (Bermuda), Sr.
  Unsec. Yankee Disc. Deb., 11.20%,
  11/15/07(f)                                         250,000        210,000
----------------------------------------------------------------------------
CSC Holdings Inc.,
  Sr. Unsec. Deb., 7.88%, 02/15/18                  1,250,000      1,325,000
----------------------------------------------------------------------------
  Sr. Unsec. Notes,
    7.25%, 07/15/08                                   500,000        517,500
----------------------------------------------------------------------------
    7.88%, 12/15/07                                   700,000        740,250
----------------------------------------------------------------------------
Comcast Corp., Sr. Sub. Notes 10.50%,
  06/15/06                                            400,000        464,000
----------------------------------------------------------------------------
Pegasus Communications Corp.-Series B, Sr.
  Notes, 9.63%, 10/15/05                              500,000        462,500
----------------------------------------------------------------------------
TCA Cable TV, Inc., Sr. Unsec. Putable Deb.,
  6.53%, 02/01/08                                     450,000        493,312
----------------------------------------------------------------------------
TCI Communications, Inc., Medium Term Notes,
  8.35%, 02/15/05                                     275,000        298,114
----------------------------------------------------------------------------
  Sr. Deb.,
    8.75%, 08/01/15                                   500,000        634,700
----------------------------------------------------------------------------
    10.13%, 04/15/22                                  185,000        241,852
----------------------------------------------------------------------------
  Sr. Notes, 8.65%, 09/15/04                          325,000        349,697
----------------------------------------------------------------------------
  Sr. Unsec. Deb., 7.88%, 02/15/26                    200,000        223,698
----------------------------------------------------------------------------
Time Warner Inc., Unsec. Deb., 9.15%,
  02/01/23                                          1,000,000      1,212,180
----------------------------------------------------------------------------
Turner Broadcasting System, Inc., Sr. Notes,
  7.40%, 02/01/04                                     150,000        155,814
============================================================================
                                                                   9,695,579
============================================================================

CASINOS & GAMBLING-1.13%

Boyd Gaming Corp., Sr. Unsec. Gtd. Global
  Notes, 9.25%, 08/01/09                              210,000        233,100
----------------------------------------------------------------------------
  Sr. Unsec. Sub. Global Notes, 8.75%,
  04/15/12                                            215,000        232,737
----------------------------------------------------------------------------
Mohegan Tribal Gaming Authority, Sr. Unsec.
  Gtd. Sub. Global Notes, 8.00%, 04/01/12             270,000        287,550
----------------------------------------------------------------------------
Park Place Entertainment Corp.,
  Sr. Notes, 7.00%, 04/15/13 (Acquired
  04/08/03; Cost $225,000)(a)(b)                      225,000        229,500
----------------------------------------------------------------------------
  Sr. Unsec. Global Notes, 7.50%, 09/01/09            155,000        164,300
============================================================================
                                                                   1,147,187
============================================================================

COMMODITY CHEMICALS-0.08%

ISP Chemco Inc.-Series B, Sr. Unsec. Gtd.
  Sub. Global Notes, 10.25%, 07/01/11                  70,000         76,650
============================================================================

                                                 PRINCIPAL         MARKET
                                                   AMOUNT          VALUE
----------------------------------------------------------------------------

COMPUTER HARDWARE-0.29%

Candescent Technologies Corp., Sr. Unsec.
  Sub. Gtd. Deb., 8.00%, 05/01/03 (Acquired
  03/07/00; Cost $480,000)(a)(b)(e)(g)         $      600,000   $     31,800
----------------------------------------------------------------------------
IBM Corp., Deb., 8.38%, 11/01/19                      200,000        262,314
============================================================================
                                                                     294,114
============================================================================

CONSTRUCTION MATERIALS-0.27%

MMI Products, Inc.-Series B, Sr. Unsec. Sub.
  Notes, 11.25%, 04/15/07                             360,000        271,800
============================================================================

CONSUMER FINANCE-4.44%

CitiFinancial Credit Co., Notes, 6.63%,
  06/01/15                                            290,000        331,914
----------------------------------------------------------------------------
Ford Motor Credit Co., Notes, 7.50%, 06/15/04         150,000        156,654
----------------------------------------------------------------------------
  Unsec. Global Notes, 6.88%, 02/01/06                750,000        774,960
----------------------------------------------------------------------------
General Motors Acceptance Corp., Medium Term
  Notes,
    4.15%, 02/07/05                                   750,000        759,600
----------------------------------------------------------------------------
    6.38%, 01/30/04                                   300,000        309,051
----------------------------------------------------------------------------
  Unsec. Unsub. Notes, 7.63%, 06/15/04                175,000        183,743
----------------------------------------------------------------------------
Household Finance Corp., Global Notes, 6.38%,
  10/15/11                                            800,000        880,424
----------------------------------------------------------------------------
  Medium Term Notes, 3.38%, 02/21/06                   50,000         50,882
----------------------------------------------------------------------------
  Sr. Unsec. Global Notes,
    6.50%, 01/24/06                                   200,000        220,594
----------------------------------------------------------------------------
    8.00%, 05/09/05                                   750,000        835,582
============================================================================
                                                                   4,503,404
============================================================================

DISTILLERS & VINTNERS-0.56%

Constellation Brands, Inc.-Series B, Sr.
  Unsec. Gtd. Sub. Notes, 8.13%, 01/15/12             170,000        181,050
----------------------------------------------------------------------------
Diageo PLC, Sr. Unsec. Gtd. Putable Notes,
  7.45%, 04/15/05                                     300,000        383,952
============================================================================
                                                                     565,002
============================================================================

DIVERSIFIED CHEMICALS-0.21%

Equistar Chemicals L.P./Equistar Funding
  Corp., Sr. Unsec. Gtd. Global Notes,
  10.13%, 09/01/08                                    200,000        211,000
============================================================================

DIVERSIFIED COMMERCIAL SERVICES-0.24%

United Rentals North America Inc., Sr. Unsec.
  Gtd. Notes, 10.75%, 04/15/08 (Acquired
  12/17/02; Cost $218,351)(a)                         225,000        243,562
============================================================================

DIVERSIFIED FINANCIAL SERVICES-5.58%

ASIF Global Financing XIX, Sec. Notes, 4.90%,
  01/17/13 (Acquired 01/08/03; Cost
  $184,421)(a)(b)                                     185,000        189,854
----------------------------------------------------------------------------

                                                 PRINCIPAL         MARKET
                                                   AMOUNT          VALUE
----------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)

ASIF Global Financing XX, Sec. Notes, 2.65%,
  01/17/06 (Acquired 01/08/03; Cost
  $174,724)(a)(b)                              $      175,000   $    177,473
----------------------------------------------------------------------------
Auburn Hills Trust, Unsec. Gtd. Deb., 12.38%,
  05/01/20                                            500,000        768,590
----------------------------------------------------------------------------
Bear Stearns, Cos. Inc. (The), Global Notes,
  3.00%, 03/30/06                                     100,000        101,682
----------------------------------------------------------------------------
Capital One Bank, Sr. Bank Notes, 6.62%,
  08/04/03                                             50,000         50,247
----------------------------------------------------------------------------
CIT Group Inc., Global Notes, 5.63%, 05/17/04         100,000        103,365
----------------------------------------------------------------------------
  Sr. Floating Rate Medium Term Global Notes,
  2.57%, 11/25/03(h)                                  200,000        200,128
----------------------------------------------------------------------------
Citigroup Capital II, Jr. Gtd. Sub. Bonds,
  7.75%, 12/01/36                                     600,000        700,230
----------------------------------------------------------------------------
Countrywide Home Loans, Inc., Series J, Gtd.
  Medium Term Global Notes, 5.25%, 06/15/04            75,000         78,026
----------------------------------------------------------------------------
  Series K, Medium Term Global Notes, 3.50%,
  12/19/05                                            175,000        179,086
----------------------------------------------------------------------------
Fidelity Investments, Bonds, 7.57%, 06/15/29
  (Acquired 07/25/02; Cost $218,316)(a)(b)            200,000        248,626
----------------------------------------------------------------------------
First Industrial Realty Trust Inc., PATS,
  Putable Bonds, 7.38%, 05/15/04 (Acquired
  02/06/03; Cost $209,700)(a)(b)                      200,000        209,796
----------------------------------------------------------------------------
General Electric Capital Corp.-Series A,
  Medium Term Global Notes, 6.00%, 06/15/12           320,000        353,741
----------------------------------------------------------------------------
International Lease Finance Corp., Notes,
  5.13%, 08/01/04                                      80,000         82,872
----------------------------------------------------------------------------
John Hancock Global Funding II, Notes, 5.00%,
  07/27/07 (Acquired 06/12/02; Cost
  $99,945)(a)(b)                                      100,000        105,831
----------------------------------------------------------------------------
  6.50%, 03/01/11 (Acquired 07/24/02; Cost
  $295,243)(a)(b)                                     280,000        308,132
----------------------------------------------------------------------------
Lehman Brothers Inc., Sr. Sub. Deb., 11.63%,
  05/15/05                                            150,000        176,220
----------------------------------------------------------------------------
Morgan Stanley, Unsec. Notes, 6.30%, 01/15/06         300,000        329,568
----------------------------------------------------------------------------
Regional Diversified Funding, Sr. Notes,
  9.25%, 03/15/30 (Acquired 01/10/03; Cost
  $220,406)(a)(b)                                     196,434        231,493
----------------------------------------------------------------------------
USL Capital Corp., Sr. Global Notes, 5.95%,
  10/15/03                                            250,000        253,327
----------------------------------------------------------------------------
Washington Mutual Financial, Sr. Unsec.
  Notes, 8.25%, 06/15/05                              325,000        367,266
----------------------------------------------------------------------------
Wells Fargo Financial, Inc., Global Notes,
  6.13%, 02/15/06                                     400,000        442,232
============================================================================
                                                                   5,657,785
============================================================================

                                                 PRINCIPAL         MARKET
                                                   AMOUNT          VALUE
----------------------------------------------------------------------------

ELECTRIC UTILITIES-5.68%

AES Corp. (The), Sec. Notes, 10.00%, 07/15/05
  (Acquired 12/13/02; Cost $329,903)(a)        $      350,000   $    365,750
----------------------------------------------------------------------------
AmerenEnergy Generating Co.-Series C, Sr.
  Unsec. Global Notes, 7.75%, 11/01/05                150,000        167,197
----------------------------------------------------------------------------
Calpine Canada Energy Finance ULC (Canada),
  Sr. Unsec. Gtd. Yankee Notes, 8.50%,
  05/01/08                                            300,000        223,500
----------------------------------------------------------------------------
CenterPoint Energy, Inc., Conv. ZENS, 2.00%,
  09/15/29                                             17,000        479,910
----------------------------------------------------------------------------
Cleveland Electric Illuminating Co. (The),
  First Mortgage Bonds, 6.86%, 10/01/08               400,000        442,284
----------------------------------------------------------------------------
CMS Energy Corp., Sr. Unsec. Unsub. Notes,
  8.90%, 07/15/08                                     180,000        180,900
----------------------------------------------------------------------------
Columbus Southern Power Co.-Series A, Medium
  Term Notes, 6.51%, 02/01/08(i)                      500,000        551,280
----------------------------------------------------------------------------
Duke Energy Corp.,
  Bonds, 6.45%, 10/15/32                              200,000        210,580
----------------------------------------------------------------------------
  First Mortgage Bonds,
  3.75%, 03/05/08 (Acquired 02/20/03; Cost
  $99,709)(a)(b)                                      100,000        100,945
----------------------------------------------------------------------------
Hydro-Quebec (Canada), Gtd. Yankee Bonds,
  9.40%, 02/01/21(i)                                  385,000        556,964
----------------------------------------------------------------------------
Mission Energy Holding Co., Sr. Sec. Global
  Notes, 13.50%, 07/15/08                             365,000        235,425
----------------------------------------------------------------------------
Niagara Mohawk Power Corp.-Series H, Sr.
  Unsec. Disc. Notes, 8.50%, 07/01/10(f)            1,150,000      1,188,214
----------------------------------------------------------------------------
Public Service Co. of Colorado, First
  Mortgage Bonds, 4.88%, 03/01/13 (Acquired
  03/07/03; Cost $249,635)(a)(b)                      250,000        252,397
----------------------------------------------------------------------------
Public Service Co. of New Mexico-Series A,
  Sr. Unsec. Notes, 7.10%, 08/01/05                   400,000        430,536
----------------------------------------------------------------------------
TXU Corp.-Series B, Sr. Unsec. Notes, 6.38%,
  10/01/04(i)                                         350,000        371,721
============================================================================
                                                                   5,757,603
============================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-1.20%

ASM Lithography Holding N.V. (Netherlands),
  Conv. Yankee Bonds, 4.25%, 11/30/04
  (Acquired 04/05/00; Cost $1,507,813)(a)(b)        1,250,000      1,214,063
============================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS-0.09%

Solectron Corp., Sr. Unsec. Notes, 9.63%,
  02/15/09                                             85,000         92,650
============================================================================

FOREST PRODUCTS-0.12%

Louisiana-Pacific Corp., Sr. Unsec. Notes,
  8.50%, 08/15/05                                     110,000        118,250
============================================================================

GAS UTILITIES-1.58%

CenterPoint Energy Resources Corp., Unsec.
  Deb., 6.50%, 02/01/08                               350,000        371,612
----------------------------------------------------------------------------

                                                 PRINCIPAL         MARKET
                                                   AMOUNT          VALUE
----------------------------------------------------------------------------
GAS UTILITIES-(CONTINUED)

Kinder Morgan, Inc., Sr. Unsec. Notes, 6.80%,
  03/01/08                                     $      750,000   $    843,353
----------------------------------------------------------------------------
MCN Corp., First Mortgage Bonds, 5.70%,
  03/15/33                                            385,000        387,564
============================================================================
                                                                   1,602,529
============================================================================

GENERAL MERCHANDISE STORES-0.22%

Wal-Mart Stores, Inc., Unsec. Deb., 8.50%,
  09/15/24                                            200,000        224,196
============================================================================

HEALTH CARE FACILITIES-0.83%

Hanger Orthopedic Group, Inc., Sr. Unsec.
  Gtd. Global Notes, 10.38%, 02/15/09                 400,000        438,000
----------------------------------------------------------------------------
HCA Inc., Notes, 6.25%, 02/15/13                      250,000        256,965
----------------------------------------------------------------------------
Select Medical Corp., Sr. Unsec. Sub. Global
  Notes, 9.50%, 06/15/09                              140,000        150,500
============================================================================
                                                                     845,465
============================================================================

HOMEBUILDING-0.92%

Beazer Homes USA, Inc., Sr. Unsec. Gtd.
  Global Notes 8.38%, 04/15/12                        115,000        125,350
----------------------------------------------------------------------------
K Hovnanian Enterprises, Inc., Sr. Unsec.
  Gtd. Notes, 10.50%, 10/01/07                        400,000        452,000
----------------------------------------------------------------------------
WCI Communities, Inc., Sr. Unsec. Gtd. Sub.
  Global Notes, 9.13%, 05/01/12                       350,000        357,000
============================================================================
                                                                     934,350
============================================================================

HOTELS, RESORTS & CRUISE LINES-0.32%

Hilton Hotels Corp., Sr. Unsec. Notes, 7.63%,
  12/01/12                                             95,000         99,988
----------------------------------------------------------------------------
John Q. Hammons Hotels, Inc., Sr. First
  Mortgage Global Notes, 8.88%, 05/15/12               60,000         62,325
----------------------------------------------------------------------------
Kerzner International Ltd. (Bahamas), Sr.
  Unsec. Gtd. Sub. Global Notes, 8.88%,
  08/15/11                                            150,000        160,125
============================================================================
                                                                     322,438
============================================================================

INDUSTRIAL MACHINERY-0.26%

Pall Corp., Notes, 6.00%, 08/01/12 (Acquired
  08/01/02; Cost $249,873)(a)(b)                      250,000        265,663
============================================================================

INTEGRATED OIL & GAS-2.94%

Amerada Hess Corp., Unsec. Notes, 5.90%,
  08/15/06                                            200,000        216,458
----------------------------------------------------------------------------
BP Canada Finance Co. (Canada), Unsec. Gtd.
  Unsub. Global Bonds, 3.38%, 10/31/07                750,000        761,618
----------------------------------------------------------------------------
El Paso Energy Partners, L.P.,
  Series B, Sr. Unsec. Gtd. Sub. Global
  Notes, 8.50%, 06/01/11                              110,000        119,350
----------------------------------------------------------------------------
  Sr. Sub. Notes, 8.50%, 06/01/10 (Acquired
  03/19/03; Cost $230,000)(a)(b)                      230,000        248,400
----------------------------------------------------------------------------
Husky Oil Ltd. (Canada), Yankee Bonds, 8.90%,
  08/15/28                                            925,000      1,040,502
----------------------------------------------------------------------------

                                                 PRINCIPAL         MARKET
                                                   AMOUNT          VALUE
----------------------------------------------------------------------------
INTEGRATED OIL & GAS-(CONTINUED)

Occidental Petroleum Corp., Sr. Unsec. Notes,
  6.50%, 04/01/05                              $      250,000   $    270,185
----------------------------------------------------------------------------
Repsol International Finance B.V.
  (Netherlands), Unsec. Gtd. Global Notes,
  7.45%, 07/15/05                                     300,000        327,834
============================================================================
                                                                   2,984,347
============================================================================

INTEGRATED TELECOMMUNICATION SERVICES-5.22%

AT&T Corp.,
  Sr. Unsec. Global Notes, 7.00%, 11/15/06            200,000        213,500
----------------------------------------------------------------------------
  Sr. Unsec. Notes,
    7.80%, 11/15/11                                   350,000        384,563
----------------------------------------------------------------------------
    8.50%, 11/15/31                                   150,000        166,313
----------------------------------------------------------------------------
British Telecom PLC (United Kingdom), Global
  Notes, 7.88%, 12/15/05                               50,000         56,646
----------------------------------------------------------------------------
Deutsche Telekom International Finance B.V.
  (Netherlands), Unsec. Gtd. Unsub. Global
  Bonds, 8.25%, 06/15/05                              200,000        221,998
----------------------------------------------------------------------------
France Telecom S.A. (France), Unsec. Global
  Notes, 10.00%, 03/01/31                             425,000        564,863
----------------------------------------------------------------------------
GTE Hawaiian Telephone Co., Inc.-Series A,
  Unsec. Deb., 7.00%, 02/01/06                        140,000        154,554
----------------------------------------------------------------------------
New England Telephone & Telegraph Co., Unsec.
  Notes, 7.65%, 06/15/07                              250,000        288,843
----------------------------------------------------------------------------
SBC Communications Capital Corp.-Series D,
  Medium Term Notes, 7.11%, 08/14/06                   70,000         79,573
----------------------------------------------------------------------------
Sprint Capital Corp., Gtd. Global Notes,
  6.90%, 05/01/19                                     600,000        569,250
----------------------------------------------------------------------------
  Sr. Unsec. Gtd. Global Notes, 6.00%,
  01/15/07                                          1,055,000      1,077,419
----------------------------------------------------------------------------
  Sr. Unsec. Gtd. Unsub. Global Notes, 6.13%,
  11/15/08                                            200,000        202,250
----------------------------------------------------------------------------
  Unsec. Gtd. Global Notes, 7.90%, 03/15/05           400,000        424,500
----------------------------------------------------------------------------
Verizon Global Funding Corp., Sr. Unsec.
  Unsub. Global Notes, 7.75%, 12/01/30                200,000        246,766
----------------------------------------------------------------------------
Verizon Pennsylvania Inc.-Series A, Global
  Notes, 5.65%, 11/15/11                              600,000        646,818
============================================================================
                                                                   5,297,856
============================================================================

LIFE & HEALTH INSURANCE-1.13%

Americo Life Inc., Notes, 7.88%, 05/01/13
  (Acquired 04/25/03; Cost 494,080)(a)(b)             500,000        499,615
----------------------------------------------------------------------------
Lincoln National Corp., Unsec. Deb., 9.13%,
  10/01/24                                            375,000        421,148
----------------------------------------------------------------------------
ReliaStar Financial Corp. Unsec. Notes,
  8.00%, 10/30/06                                     200,000        221,672
============================================================================
                                                                   1,142,435
============================================================================

METAL & GLASS CONTAINERS-0.41%

Owens-Illinois, Inc., Sr. Unsec. Notes,
  7.50%, 05/15/10                                     420,000        414,750
============================================================================

                                                 PRINCIPAL         MARKET
                                                   AMOUNT          VALUE
----------------------------------------------------------------------------

OIL & GAS DRILLING-0.59%

Transocean Inc. (Cayman Islands), Unsec.
  Notes, 6.95%, 04/15/08                       $      525,000   $    599,519
============================================================================

OIL & GAS EXPLORATION & PRODUCTION-5.36%

Amerada Hess Corp., Unsec. Notes, 5.30%,
  08/15/04                                            200,000        208,012
----------------------------------------------------------------------------
Burlington Resources Finance Co. (Canada),
  Sr. Unsec. Gtd. Notes, 7.20%, 08/15/31              320,000        378,554
----------------------------------------------------------------------------
Chesapeake Energy Corp., Sr. Unsec. Gtd.
  Notes, 8.38%, 11/01/08                              240,000        258,000
----------------------------------------------------------------------------
Kerr-McGee Corp., Jr. Conv. Sub. Unsec. Deb.,
  5.25%, 02/15/10                                   1,000,000      1,072,500
----------------------------------------------------------------------------
Louis Dreyfus Natural Gas Corp., Unsec.
  Notes, 6.88%, 12/01/07                              550,000        625,185
----------------------------------------------------------------------------
Newfield Exploration Co., Sr. Unsec. Unsub.
  Notes, 7.63%, 03/01/11                            1,500,000      1,627,500
----------------------------------------------------------------------------
Noble Energy, Inc.,
  Sr. Unsec. Deb., 7.25%, 08/01/97                    350,000        338,261
----------------------------------------------------------------------------
  Sr. Unsec. Notes, 8.00%, 04/01/27                   800,000        928,160
============================================================================
                                                                   5,436,172
============================================================================

OIL & GAS REFINING, MARKETING &
  TRANSPORTATION-1.43%

Frontier Oil Corp., Sr. Unsec. Sub. Notes,
  11.75%, 11/15/09                                    390,000        434,850
----------------------------------------------------------------------------
Petroleos Mexicanos (Mexico), Unsec. Gtd.
  Global Notes, 6.50%, 02/01/05                       280,000        298,200
----------------------------------------------------------------------------
  Sr. Unsec. Gtd. Unsub. Yankee Bonds, 9.38%,
  12/02/08                                            600,000        720,750
============================================================================
                                                                   1,453,800
============================================================================

PACKAGED FOODS & MEATS-0.64%

Dole Food Co., Inc., Sr. Unsec. Global Notes,
  8.63%, 05/01/09                                     300,000        325,500
----------------------------------------------------------------------------
Kraft Foods Inc., Global Notes,
  5.63%, 11/01/11                                     150,000        156,996
----------------------------------------------------------------------------
  6.25%, 06/01/12                                     150,000        163,437
============================================================================
                                                                     645,933
============================================================================

PHARMACEUTICALS-0.95%

aaiPharma Inc., Sr. Sub. Unsec. Gtd. Global
  Notes, 11.00%, 04/01/10                             250,000        270,625
----------------------------------------------------------------------------
Biovail Corp. (Canada), Sr. Sub. Yankee
  Notes, 7.88%, 04/01/10                              200,000        212,000
----------------------------------------------------------------------------
Roche Holding A.G., Conv. Putable LYONS,
  0.34%, 01/19/04 (Acquired 03/10/00; Cost
  $624,813)(a)(b)(c)                                  650,000        476,938
============================================================================
                                                                     959,563
============================================================================

                                                 PRINCIPAL         MARKET
                                                   AMOUNT          VALUE
----------------------------------------------------------------------------

PUBLISHING-1.74%

News America Holdings, Inc.,
  Sr. Gtd. Deb., 9.25%, 02/01/13               $      300,000   $    385,890
----------------------------------------------------------------------------
  Sr. Unsec. Gtd. Deb., 7.75%, 01/20/24               900,000        997,506
----------------------------------------------------------------------------
News America Inc., Sr. Putable Deb., 6.75%,
  01/09/10                                            200,000        220,638
----------------------------------------------------------------------------
Tribune Co., Putable Notes, 6.61%, 09/15/04           150,000        159,432
============================================================================
                                                                   1,763,466
============================================================================

RAILROADS-0.28%

CSX Corp., Sr. Unsec. Putable Deb., 7.25%,
  05/01/05                                            250,000        288,658
============================================================================

REAL ESTATE-3.53%

EOP Operating L.P.,
  Sr. Unsec. Notes,
    6.50%, 06/15/04                                   400,000        417,104
----------------------------------------------------------------------------
    7.25%, 06/15/28                                   500,000        544,680
----------------------------------------------------------------------------
  Unsec. Notes, 8.38%, 03/15/06                       250,000        284,320
----------------------------------------------------------------------------
Health Care REIT, Inc., Sr. Unsec. Notes,
  7.50%, 08/15/07                                     500,000        527,175
----------------------------------------------------------------------------
Host Marriott L.P. Series E, Sr. Sec. Gtd.
  Notes, 8.38%, 02/15/06                              270,000        276,750
----------------------------------------------------------------------------
  Series I, Unsec. Gtd. Global Notes, 9.50%,
  01/15/07                                            450,000        474,750
----------------------------------------------------------------------------
iStar Financial Inc., Sr. Unsec. Notes,
  8.75%, 08/15/08                                     210,000        227,850
----------------------------------------------------------------------------
Simon Property Group, L.P., Notes, 5.45%,
  03/15/13 (Acquired 03/13/03; Cost
  $823,375)(a)(b)                                     825,000        831,815
============================================================================
                                                                   3,584,444
============================================================================

SEMICONDUCTORS-0.02%

TranSwitch Corp., Conv. Unsec. Unsub. Notes,
  4.50%, 09/12/05 (Acquired 09/06/00; Cost
  $37,000)(a)(b)                                       37,000         22,154
============================================================================

SOVEREIGN DEBT-3.04%

Export Development Canada (Canada), Global
  Bonds, 4.00%, 08/01/07                              185,000        194,032
----------------------------------------------------------------------------
New Brunswick (Province of) (Canada), Sec.
  Yankee Deb., 6.75%, 08/15/13                        320,000        388,845
----------------------------------------------------------------------------
United Mexican States (Mexico), Global Notes,
    4.63%, 10/08/08                                   100,000        100,875
----------------------------------------------------------------------------
    7.50%, 04/08/33                                   950,000        981,113
----------------------------------------------------------------------------
  Series A, Medium Term Global Notes,
    9.88%, 02/01/10                                   420,000        533,400
----------------------------------------------------------------------------
    6.38%, 01/16/13                                   550,000        575,850
----------------------------------------------------------------------------
    6.63%, 03/03/15                                   300,000        313,125
============================================================================
                                                                   3,087,240
============================================================================

                                                 PRINCIPAL         MARKET
                                                   AMOUNT          VALUE
----------------------------------------------------------------------------

SPECIALTY CHEMICALS-0.04%

OM Group, Inc., Sr. Unsec. Gtd. Sub. Global
  Notes, 9.25%, 12/15/11                       $       50,000   $     43,250
============================================================================

SPECIALTY STORES-0.17%

CSK Auto, Inc., Sr. Unsec. Gtd. Global Notes,
  12.00%, 06/15/06                                    160,000        176,000
============================================================================

TELECOMMUNICATIONS EQUIPMENT-1.37%

Comverse Technology, Inc., Sr. Unsec. Conv.
  Sub. Notes, 1.50%, 12/01/05 (Acquired
  12/05/00; Cost $1,537,500)(a)(b)                  1,500,000      1,393,125
============================================================================

WIRELESS TELECOMMUNICATION SERVICES-2.21%

AT&T Wireless Services Inc., Sr. Unsec.
  Unsub. Global Notes, 8.75%, 03/01/31                500,000        619,375
----------------------------------------------------------------------------
Cingular Wireless LLC, Sr. Unsec. Gtd. Global
  Notes, 5.63%, 12/15/06                               50,000         54,722
----------------------------------------------------------------------------
Nextel Communications, Inc.,
  Sr. Conv. Notes, 5.25%, 01/15/10 (Acquired
  02/15/00; Cost $1,055,000)(a)(b)                  1,000,000        912,500
----------------------------------------------------------------------------
  Sr. Unsec. Global Notes, 9.50%, 02/01/11            600,000        658,500
============================================================================
                                                                   2,245,097
============================================================================
    Total U.S. Dollar Denominated Bonds &
      Notes (Cost $78,098,577)                                    77,655,871
============================================================================

                                                PRINCIPAL(j)
                                                   AMOUNT

NON-U.S. DOLLAR DENOMINATED BONDS &
  NOTES-7.39%

CANADA-0.58%

Hydro-Quebec (Electric Utilities), Gtd.
  Floating Rate Euro Notes, 1.94%,
  09/29/49                 EUR                        650,000        584,866
============================================================================

GERMANY-5.65%

Bundesrepublik Deutschland (Sovereign
  Debt)-Series 2002, Euro Bonds, 5.00%,
  07/04/12                 EUR                      2,800,000      3,345,044
----------------------------------------------------------------------------
Kreditanstalt fuer Wiederaufbau (Banks), Sr.
  Unsec. Unsub. Global Notes., 5.25%,
  07/04/12                 EUR                      1,000,000      1,219,621
----------------------------------------------------------------------------
Landesbank Baden-Wuerttenberg (Banks), Bonds,
  3.25%, 05/08/08           EUR                     1,050,000      1,163,439
============================================================================
                                                                   5,728,104
============================================================================

UNITED KINGDOM-1.16%

United Kingdom (Treasury of) (Sovereign
  Debt), Bonds, 7.25%, 12/07/07      GBP              650,000      1,182,979
============================================================================
    Total Non-U.S. Dollar Denominated Bonds &
      Notes (Cost $6,172,459)                                      7,495,949
============================================================================

                                                 PRINCIPAL         MARKET
                                                   AMOUNT          VALUE
----------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY SECURITIES-8.34%

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-3.21%

Pass Through Ctfs.,
  6.50%, 04/01/16 to 08/01/32                  $    1,477,681   $  1,550,396
----------------------------------------------------------------------------
  6.00%, 05/01/17 to 06/01/17                         661,482        691,334
----------------------------------------------------------------------------
Pass Through Ctfs.,
  7.00%, 07/01/29                                      19,099         20,162
----------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  6.00%, 05/01/33(k)                                  950,000        990,583
============================================================================
                                                                   3,252,475
============================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-4.45%

Pass Through Ctfs.,
  6.50%, 10/01/16 to 11/01/31                         912,089        954,757
----------------------------------------------------------------------------
  7.00%, 05/01/17 to 09/01/32                         952,079      1,008,079
----------------------------------------------------------------------------
  8.50%, 02/01/28                                     345,470        378,124
----------------------------------------------------------------------------
  7.50%, 08/01/29 to 05/01/32                       1,179,026      1,257,092
----------------------------------------------------------------------------
  8.00%, 06/01/31 to 04/01/32                         700,580        756,783
----------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  6.00%, 05/01/33(k)                                  154,000        160,749
============================================================================
                                                                   4,515,584
============================================================================

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (GNMA)-0.68%

Pass Through Ctfs.,
  7.50%, 06/15/23                                     248,581        267,209
----------------------------------------------------------------------------
  6.50%, 11/15/31                                     314,678        331,039
----------------------------------------------------------------------------
  6.00%, 11/15/32                                      87,669         91,853
============================================================================
                                                                     690,101
============================================================================
    Total U.S. Government Agency Securities
      (Cost $8,259,974)                                            8,458,160
============================================================================

ASSET-BACKED NOTES-2.30%

AIRLINES-0.94%

Continental Airlines, Inc.
  Series 2000-1, Class A-1, Sr. Sec. Pass
  Through Ctfs., 8.05%, 11/01/20                      276,567        236,119
----------------------------------------------------------------------------
  Series 2000-2, Class A-1, Sr. Sec. Pass
  Through Ctfs., 7.71%, 04/02/21                      425,177        362,463
----------------------------------------------------------------------------
  Series 974A, Pass Through Ctfs., 6.90%,
  01/02/18                                            424,430        357,582
============================================================================
                                                                     956,164
============================================================================

DIVERSIFIED FINANCIAL SERVICES-0.91%

Citicorp Lease-Series 1999-1, Class A1, Pass
  Through Ctfs., 7.22%, 06/15/05 (Acquired
  05/08/02; Cost $311,038)(a)(b)                      295,004        320,369
----------------------------------------------------------------------------

                                                 PRINCIPAL         MARKET
                                                   AMOUNT          VALUE
----------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)

Citicorp Lease-Series 1999-1, Class A2, Pass
  Through Ctfs., 8.04%, 12/15/19 (Acquired
  06/01/00; Cost $493,835)(a)(b)               $      500,000   $    600,715
============================================================================
                                                                     921,084
============================================================================

ELECTRIC UTILITIES-0.45%

Beaver Valley II Funding Corp., SLOBS, 9.00%,
  06/01/17                                            400,000        460,408
============================================================================
    Total Asset-Backed Notes (Cost
      $2,277,393)                                                  2,337,656
============================================================================

                                                   SHARES
COMMON STOCKS & OTHER EQUITY INTERESTS-1.79%

BROADCASTING & CABLE TV-0.00%

ONO Finance PLC (United Kingdom)-Wts.,
  expiring 01/05/09 (Acquired 07/30/99; Cost
  $0)(a)(b)(g)(l)                                         300              0
============================================================================

FERTILIZERS & AGRICULTURAL CHEMICALS-0.07%

Monsanto Co.                                            4,334         75,412
============================================================================

HOME FURNISHINGS-0.00%

O'Sullivan Industries, Inc.-Series B, Pfd.
  Wts., expiring 11/15/09 (Acquired 06/13/00;
  Cost $0)(a)(b)(l)                                       960              9
----------------------------------------------------------------------------
O'Sullivan Industries, Inc.-Wts., expiring
  11/15/09 (Acquired 06/13/00; Cost
  $0)(a)(b)(l)                                            960              9
============================================================================
                                                                          18
============================================================================

                                                                   MARKET
                                                   SHARES          VALUE
----------------------------------------------------------------------------

INTEGRATED TELECOMMUNICATION SERVICES-0.00%

NTELOS Inc.-Wts., expiring 08/15/10 (Acquired
  11/15/00; Cost $0)(a)(b)(l)                             425   $          4
============================================================================

MULTI-UTILITIES & UNREGULATED POWER-0.64%

Mirant Trust I-Series A, $3.13 Conv. Pfd               28,300        643,542
============================================================================

PHARMACEUTICALS-1.08%

Pfizer Inc.                                            35,569      1,093,747
============================================================================

RAILROADS-0.00%

RailAmerica Inc.-Wts., expiring 08/15/10
  (Acquired 10/05/00; Cost $0)(a)(b)(l)                   325          1,843
============================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.00%

IWO Holdings Inc.-Wts., expiring 01/15/11
  (Acquired 08/24/01; Cost $0)(a)(b)(l)                   400            100
============================================================================
  Total Common Stocks & Other Equity
    Interests (Cost $2,836,440)                                    1,814,666
============================================================================

MONEY MARKET FUNDS-5.14%

STIC Liquid Assets Portfolio(m)                     2,605,049      2,605,049
----------------------------------------------------------------------------
STIC Prime Portfolio(m)                             2,605,049      2,605,049
============================================================================
    Total Money Market Funds (Cost
      $5,210,098)                                                  5,210,098
============================================================================
TOTAL INVESTMENTS-101.53% (Cost $102,854,941)                    102,972,400
============================================================================
OTHER ASSETS LESS LIABILITIES-(1.53%)                             (1,553,322)
============================================================================
NET ASSETS-100.00%                                              $101,419,078
____________________________________________________________________________
============================================================================

Investment Abbreviations:

Conv.   - Convertible
Ctfs    - Certificates
Deb.    - Debentures
Disc.   - Discounted
EUR     - Euro
Gtd.    - Guaranteed
Jr.     - Junior
LYONS   - Liquid Yield Option Notes
PATS    - Pass Thru Asset Trust Sec.
Pfd.    - Preferred
REIT    - Real Estate Investment Trust
Sec.    - Secured
SLOBS   - Secured Lease Obligation Securities
Sr.     - Senior
Sub.    - Subordinated
TBA     - To Be Announced
Unsec.  - Unsecured
Unsub.  - Unsubordinated
Wts.    - Warrants
ZENS    - Zero Exchange Sub. Notes

Notes to Schedule of Investments:

(a) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 04/30/03 was $11,276,594, which represented 11.12% of the Fund's net assets.
(b) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at 04/30/03 was $10,667,282 which represented 10.52% of the Fund's net assets.
(c) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
(d) Interest rates are redetermined semi-annually. Rates shown are rates in effect on 04/30/03.
(e) Defaulted security. Currently, the issuer is in default with respect to interest payments.
(f) Discounted bond at issue. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(g) Security fair valued in accordance with the procedures established by the Board of Trustees.
(h) Interest rates are redetermined monthly. Rates shown are rates in effect on 04/30/03.
(i) Principal and interest are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp. or MBIA Insurance Co.
(j) Foreign denominated security. Par value is denominated in currency indicated.
(k) Security purchased on forward commitment basis. These securities are subject to dollar roll transactions. See Note 1 Section G.
(l) Non-income producing security acquired as part of a unit with or in exchange for other securities.
(i) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2003
(Unaudited)

ASSETS:

Investments, at market value (cost
  $102,854,941)                                $ 102,972,400
------------------------------------------------------------
Receivables for:
  Dividends and interest                           1,561,664
------------------------------------------------------------
  Investments sold                                   641,010
------------------------------------------------------------
  Fund shares sold                                   171,558
------------------------------------------------------------
  Due from advisor                                    38,556
------------------------------------------------------------
Investment for deferred compensation plan              4,667
------------------------------------------------------------
Other assets                                          21,993
============================================================
    Total assets                                 105,411,848
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                            3,639,331
------------------------------------------------------------
  Fund shares reacquired                             126,888
------------------------------------------------------------
  Deferred compensation plan                           4,667
------------------------------------------------------------
Accrued distribution fees                             79,235
------------------------------------------------------------
Accrued trustees' fees                                   754
------------------------------------------------------------
Accrued transfer agent fees                           46,693
------------------------------------------------------------
Accrued operating expenses                            95,202
============================================================
    Total liabilities                              3,992,770
============================================================
Net assets applicable to shares outstanding    $ 101,419,078
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $ 234,256,848
------------------------------------------------------------
Undistributed net investment income                 (785,662)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities, foreign currencies
  and foreign currency contracts                (132,164,281)
------------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies                  112,173
============================================================
                                               $ 101,419,078
____________________________________________________________
============================================================

NET ASSETS:

Class A                                        $  74,099,480
____________________________________________________________
============================================================
Class B                                        $  24,761,492
____________________________________________________________
============================================================
Class C                                        $   2,558,106
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                            9,245,300
____________________________________________________________
============================================================
Class B                                            3,080,432
____________________________________________________________
============================================================
Class C                                              318,589
____________________________________________________________
============================================================
Class A:
  Net asset value per share                    $        8.01
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $8.01 divided by
      95.25%)                                  $        8.41
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                      $        8.04
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                      $        8.03
____________________________________________________________
============================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the six months ended April 30, 2003
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $ 2,910,765
-------------------------------------------------------------------------
Dividends                                                          58,681
-------------------------------------------------------------------------
Dividends from affiliated money market funds                        9,976
=========================================================================
    Total investment income                                     2,979,422
=========================================================================

EXPENSES:

Advisory fees                                                     342,906
-------------------------------------------------------------------------
Administrative services fees                                       24,795
-------------------------------------------------------------------------
Custodian fees                                                     10,231
-------------------------------------------------------------------------
Distribution fees -- Class A                                      122,530
-------------------------------------------------------------------------
Distribution fees -- Class B                                      110,789
-------------------------------------------------------------------------
Distribution fees -- Class C                                       12,099
-------------------------------------------------------------------------
Printing                                                           65,297
-------------------------------------------------------------------------
Professional fees                                                  46,161
-------------------------------------------------------------------------
Transfer agent fees                                               168,328
-------------------------------------------------------------------------
Trustees' fees                                                      4,299
-------------------------------------------------------------------------
Other                                                              32,371
=========================================================================
    Total expenses                                                939,806
=========================================================================
Less: Fees waived, expenses reimbursed and paid indirectly       (363,302)
=========================================================================
    Net expenses                                                  576,504
=========================================================================
Net investment income                                           2,402,918
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities                                        (1,267,404)
-------------------------------------------------------------------------
  Foreign currencies                                                7,455
=========================================================================
                                                               (1,259,949)
=========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                         9,084,199
-------------------------------------------------------------------------
  Foreign currencies                                               (6,707)
=========================================================================
                                                                9,077,492
=========================================================================
Net gain from investment securities and foreign currencies      7,817,543
=========================================================================
Net increase in net assets resulting from operations          $10,220,461
_________________________________________________________________________
=========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2003 and the year ended October 31, 2002 (Unaudited)

                                                               APRIL 30,      OCTOBER 31,
                                                                  2003            2002
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  2,402,918    $  7,166,011
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and foreign currency contracts           (1,259,949)    (10,537,944)
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies and foreign
    currency contracts                                           9,077,492      (4,139,173)
==========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                 10,220,461      (7,511,106)
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                       (2,204,915)     (4,831,416)
------------------------------------------------------------------------------------------
  Class B                                                         (631,199)     (1,935,024)
------------------------------------------------------------------------------------------
  Class C                                                          (68,732)       (149,195)
==========================================================================================
    Total distributions from net investment income              (2,904,846)     (6,915,635)
==========================================================================================
Return of Capital:
  Class A                                                               --        (723,193)
------------------------------------------------------------------------------------------
  Class B                                                               --        (272,948)
------------------------------------------------------------------------------------------
  Class C                                                               --         (25,019)
==========================================================================================
    Total return of capital                                             --      (1,021,160)
==========================================================================================
    Net increase (decrease) in net assets resulting from
     distributions                                              (2,904,846)     (7,936,795)
==========================================================================================
Share transactions-net:
  Class A                                                        1,219,039      15,596,092
------------------------------------------------------------------------------------------
  Class B                                                        1,926,534     (22,216,782)
------------------------------------------------------------------------------------------
  Class C                                                          126,940         522,395
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                          3,272,513      (6,098,295)
==========================================================================================
    Net increase (decrease) in net assets                       10,588,128     (21,546,196)
==========================================================================================

NET ASSETS:

  Beginning of period                                           90,830,950     112,377,146
==========================================================================================
  End of period                                               $101,419,078    $ 90,830,950
__________________________________________________________________________________________
==========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

April 30, 2003
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Strategic Income Fund (the "Fund") is a separate series of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of seven separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is high current income, and its secondary investment objective is growth of capital. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Premiums and discounts are amortized and/or accreted for financial reporting purposes.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. DOLLAR ROLL TRANSACTIONS -- The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. The Fund will segregate assets to cover its obligations under dollar roll transactions. The difference between the selling price and the future repurchase price is recorded as an adjustment to interest income.

       Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.

H. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A I M Advisors, Inc. ("AIM") is the Fund's investment manager and administrator. INVESCO (NY), Inc. is the Fund's subadvisor. The Fund pays AIM investment management and administration fees at an annual rate of 0.725% on the first $500 million of the Fund's average daily net assets, plus 0.70% on the next $500 million of the Fund's average daily net assets, plus 0.675% on the next $500 million of the Fund's average daily net assets, plus 0.65% on the Fund's average daily net assets exceeding $1.5 billion. AIM has contractually agreed to limit total annual operating expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A shares to 1.50%. AIM has voluntarily agreed to limit total annual operating expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A to 1.05%. Voluntary fee waivers or reimbursements may be rescinded, terminated or modified at any time without further notice to investors. During periods of waivers or reimbursements, to the extent the annualized expense ratio does not exceed the contractual limit for the period committed, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund). For the six months ended April 30, 2003, AIM waived fees of $342,906 and reimbursed expenses of $19,727.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2003, AIM was paid $24,795 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended April 30, 2003, AFS retained $88,705 for such services.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended April 30, 2003, the Class A, Class B and Class C shares paid $122,530, $110,789 and $12,099, respectively.

    Front-end sales commissions and contingent deferred sales charges ("sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. Contingent deferred sales charges ("CDSCs") are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2003, AIM Distributors retained $7,068 in front-end sales commissions from the sale of Class A shares and $0, $14, and $257 for Class A, Class B and Class C shares, respectively, for CDSCs imposed upon redemption by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

    During the six months ended April 30, 2003, the Fund paid legal fees of $1,241 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the six months ended April 30, 2003, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $669 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $669.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.


NOTE 5--BORROWINGS

AIM has established an interfund lending facility for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. The funds which were party to the line of credit were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility with a syndicate administered by Citibank, N.A. expired May 20, 2003.

    During the six months ended April 30, 2003, the Fund did not borrow under the interfund lending or the committed line of credit facility.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                 CAPITAL LOSS
EXPIRATION                       CARRYFORWARD
---------------------------------------------
October 31, 2003                 $ 65,749,433
---------------------------------------------
October 31, 2006                    6,435,251
---------------------------------------------
October 31, 2007                   15,371,600
---------------------------------------------
October 31, 2008                   26,076,211
---------------------------------------------
October 31, 2009                    7,031,872
---------------------------------------------
October 31, 2010                   10,239,965
=============================================
Total capital loss carryforward  $130,904,332
_____________________________________________
=============================================

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2003 was $58,910,239 and $54,514,431, respectively.

    The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of April 30, 2003 is as follows:

Aggregate unrealized appreciation of
  investment securities                         $ 4,980,005
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                          (5,275,693)
===========================================================
Net unrealized appreciation (depreciation) of
  investment securities                         $  (295,688)
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $103,268,088.

NOTE 8--SHARE INFORMATION

The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Under some circumstances, Class A shares are subject to CDSCs. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Changes in shares outstanding during the six months ended April 30, 2003 and the year ended October 31, 2002 were as follows:

                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                    APRIL 30, 2003               OCTOBER 31, 2002
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      1,519,324    $ 11,768,106     3,040,181    $ 25,114,870
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        963,446       7,488,746     1,655,813      13,336,970
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        162,147       1,257,499       346,563       2,765,379
======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        191,922       1,471,941       452,544       3,624,472
----------------------------------------------------------------------------------------------------------------------
  Class B                                                         53,592         412,443       168,966       1,373,554
----------------------------------------------------------------------------------------------------------------------
  Class C                                                          5,671          43,603        14,404         116,302
======================================================================================================================
Conversion of Class B shares to Class A shares:
  Class A                                                        184,610       1,421,973     1,961,322      16,080,092
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (184,132)     (1,421,973)   (1,951,299)    (16,080,092)
======================================================================================================================
Reacquired:
  Class A                                                     (1,742,204)    (13,442,981)   (3,625,489)    (29,223,342)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (588,525)     (4,552,682)   (2,537,083)    (20,847,214)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (151,369)     (1,174,162)     (300,290)     (2,359,286)
======================================================================================================================
                                                                 414,482    $  3,272,513      (774,368)   $ (6,098,295)
______________________________________________________________________________________________________________________
======================================================================================================================

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                             CLASS A
                                          -----------------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                             YEAR ENDED OCTOBER 31,
                                          APRIL 30,        ------------------------------------------------------------
                                             2003           2002            2001       2000          1999        1998
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $  7.42         $  8.63         $  9.17    $ 10.13       $ 10.80    $  12.00
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                       0.20            0.58(a)(b)      0.72       0.77(b)       0.68        0.91(b)(c)
-----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                  0.63           (1.15)          (0.53)     (0.99)        (0.66)      (1.27)
=======================================================================================================================
    Total from investment operations          0.83           (0.57)           0.19      (0.22)         0.02       (0.36)
=======================================================================================================================
Less distributions:
  Dividends from net investment income       (0.24)          (0.56)          (0.72)     (0.52)        (0.65)      (0.65)
-----------------------------------------------------------------------------------------------------------------------
  Returns of capital                            --           (0.08)          (0.01)     (0.22)        (0.04)      (0.19)
=======================================================================================================================
    Total distributions                      (0.24)          (0.64)          (0.73)     (0.74)        (0.69)      (0.84)
=======================================================================================================================
Net asset value, end of period             $  8.01         $  7.42         $  8.63    $  9.17       $ 10.13    $  10.80
_______________________________________________________________________________________________________________________
=======================================================================================================================
Total return(d)                              11.41%          (6.93)%          2.05%     (2.35)%        0.06%      (3.41)%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $74,099         $67,475         $62,708    $48,865       $68,675    $102,280
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                            1.05%(e)        1.05%           1.05%      1.21%         1.41%       1.56%
-----------------------------------------------------------------------------------------------------------------------
  Without fee waivers                         1.82%(e)        1.63%           1.57%      1.57%         1.41%       1.56%
=======================================================================================================================
Ratio of net investment income to
  average net assets                          5.25%(e)        7.15%(a)        7.94%      7.84%         6.44%       7.73%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Portfolio turnover rate(f)                      59%             80%             89%       309%          235%        306%
_______________________________________________________________________________________________________________________
=======================================================================================================================

(a) As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.59 and the ratio of net investment income to average net assets would have been 7.33%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(b)  Calculated using average shares outstanding.
(c) Net investment income per share reflects an interest payment received from the conversion of Vnesheconombank loan agreements of $0.11 per share.
(d) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(e) Ratios are annualized and based on average daily net assets of $70,597,517.
(f)  Not annualized for periods less than one year.


                                                                        CLASS B
                                     -----------------------------------------------------------------------------
                                     SIX MONTHS
                                       ENDED                             YEAR ENDED OCTOBER 31,
                                     APRIL 30,        ------------------------------------------------------------
                                       2003            2002           2001       2000           1999        1998
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                              $ 7.44          $  8.65        $  9.18    $ 10.15       $  10.81    $  12.01
------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                 0.18             0.53(a)(b)     0.65       0.71(b)        0.62        0.84(b)(c)
------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)      0.64            (1.16)         (0.51)     (1.01)         (0.66)      (1.28)
==================================================================================================================
    Total from investment
      operations                        0.82            (0.63)          0.14      (0.30)         (0.04)      (0.44)
==================================================================================================================
Less distributions:
  Dividends from net investment
    income                             (0.22)           (0.50)         (0.66)     (0.45)         (0.58)      (0.57)
------------------------------------------------------------------------------------------------------------------
  Returns of capital                      --            (0.08)         (0.01)     (0.22)         (0.04)      (0.19)
==================================================================================================================
    Total distributions                (0.22)           (0.58)         (0.67)     (0.67)         (0.62)      (0.76)
==================================================================================================================
Net asset value, end of period        $ 8.04          $  7.44        $  8.65    $  9.18       $  10.15    $  10.81
__________________________________________________________________________________________________________________
==================================================================================================================
Total return(d)                        11.17%           (7.54)%         1.47%     (3.11)%        (0.52)%     (4.04)%
__________________________________________________________________________________________________________________
==================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                            $ 24,761        $21,110        $47,582    $76,680       $118,904    $188,660
__________________________________________________________________________________________________________________
==================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                        1.70%(e)       1.70%          1.70%      1.86%          2.07%       2.21%
------------------------------------------------------------------------------------------------------------------
  Without fee waivers                     2.47%(e)       2.28%          2.22%      2.22%          2.07%       2.21%
==================================================================================================================
Ratio of net investment income to
  average net assets                      4.60%(e)       6.50%(a)       7.29%      7.18%          5.78%       7.08%
__________________________________________________________________________________________________________________
==================================================================================================================
Portfolio turnover rate(f)                  59%            80%            89%       309%           235%        306%
__________________________________________________________________________________________________________________
==================================================================================================================

(a) As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.54 and the ratio of net investment income to average net assets would have been 6.68%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(b)  Calculated using average shares outstanding.
(c) Net investment income per share reflects an interest payment received from the conversion of Vnesheconombank loan agreements of $0.11 per share.
(d) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(e) Ratios are annualized and based on average daily net assets of $22,341,430.
(f)  Not annualized for periods less than one year.

                                                                                           CLASS C
                                                             --------------------------------------------------------------------
                                                                                                                    MARCH 1, 1999
                                                             SIX MONTHS                                              (DATE SALES
                                                               ENDED              YEAR ENDED OCTOBER 31,            COMMENCED) TO
                                                             APRIL 30,        -------------------------------        OCTOBER 31,
                                                                2003           2002           2001      2000            1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 7.44         $ 8.64         $ 9.17    $10.14          $10.67
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.18           0.53(a)(b)     0.65      0.70(b)         0.33
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  0.63          (1.15)         (0.51)    (1.00)          (0.47)
=================================================================================================================================
    Total from investment operations                             0.81          (0.62)          0.14     (0.30)          (0.14)
=================================================================================================================================
Less distributions:
  Dividends from net investment income                          (0.22)         (0.50)         (0.66)    (0.45)          (0.36)
---------------------------------------------------------------------------------------------------------------------------------
  Returns of capital                                               --          (0.08)         (0.01)    (0.22)          (0.03)
=================================================================================================================================
    Total distributions                                         (0.22)         (0.58)         (0.67)    (0.67)          (0.39)
=================================================================================================================================
Net asset value, end of period                                 $ 8.03         $ 7.44         $ 8.64    $ 9.17          $10.14
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                                 11.03%         (7.43)%         1.47%    (3.12)%         (1.35)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $2,558         $2,247         $2,087    $  484          $  251
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                               1.70%(d)       1.70%          1.70%     1.86%           2.07%(e)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                            2.47%(d)       2.28%          2.22%     2.22%           2.07%(e)
=================================================================================================================================
Ratio of net investment income to average net assets             4.60%(d)       6.50%(a)       7.29%     7.18%           5.78%(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                                         59%            80%            89%      309%            235%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.54 and the ratio of net investment income to average net assets would have been 6.68%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $2,439,767.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

NOTE 10--SUBSEQUENT EVENT


The Board of Trustees unanimously approved, on February 6, 2003, and shareholders subsequently approved, on June 4, 2003, an Agreement and Plan of Reorganization ("Plan") pursuant to which AIM Strategic Income Fund ("Strategic Income"), a series of AIM Investment Funds, would transfer all of its assets to AIM Income Fund ("Income Fund"), a series of AIM Investment Securities Funds. Effective on or about June 23, 2003, this transaction is expected to become effective and shareholders of Strategic Income would receive shares of Income Fund in exchange for their shares of Strategic Income, and Strategic Income would cease operations. Effective May 22, 2003, Strategic Income was closed to new investors.

OTHER INFORMATION

TRUSTEES AND OFFICERS


BOARD OF TRUSTEES         OFFICERS                          OFFICE OF THE FUND
Robert H. Graham          Robert H. Graham                  11 Greenway Plaza
                          Chairman and President            Suite 100
Mark H. Williamson                                          Houston, TX 77046
                          Mark H. Williamson
Frank S. Bayley           Executive Vice President          INVESTMENT ADVISOR

Bruce L. Crockett         Kevin M. Carome                   A I M Advisors, Inc.
                          Senior Vice President             11 Greenway Plaza
Albert R. Dowden                                            Suite 100
                          Gary T. Crum                      Houston, TX 77046
Edward K. Dunn Jr.        Senior Vice President
                                                            TRANSFER AGENT
Jack M. Fields            Dana R. Sutton
                          Vice President and Treasurer      A I M Fund Services, Inc.
Carl Frischling                                             P.O. Box 4739
                          Stuart W. Coco                    Houston, TX 77210-4739
Prema Mathai-Davis        Vice President
                                                            CUSTODIAN
Lewis F. Pennock          Melville B. Cox
                          Vice President                    State Street Bank and Trust Company
Ruth H. Quigley                                             225 Franklin Street
                          Edgar M. Larsen                   Boston, MA 02110
Louis S. Sklar            Vice President
                                                            COUNSEL TO THE FUND
                          Nancy L. Martin
                          Secretary                         Ballard Spahr
                                                            Andrews & Ingersoll, LLP
                                                            1735 Market Street
                                                            Philadelphia, PA 19103

                                                            COUNSEL TO THE TRUSTEES

                                                            Kramer, Levin, Naftalis & Frankel LLP
                                                            919 Third Avenue
                                                            New York, NY 10022

                                                            DISTRIBUTOR

                                                            A I M Distributors, Inc.
                                                            11 Greenway Plaza
                                                            Suite 100
                                                            Houston, TX 77046








THE AIM FAMILY OF FUNDS-Registered Trademark--


                                                                                              FIXED INCOME

       DOMESTIC EQUITY                     INTERNATIONAL/GLOBAL EQUITY                         TAXABLE

AIM Aggressive Growth Fund            AIM Asia Pacific Growth Fund(2)             AIM Floating Rate Fund
AIM Balanced Fund*                    AIM Developing Markets Fund                 AIM High Yield Fund
AIM Basic Balanced Fund*              AIM European Growth Fund(2)                 AIM Income Fund
AIM Basic Value Fund                  AIM European Small Company Fund             AIM Intermediate Government Fund
AIM Blue Chip Fund                    AIM Global Aggressive Growth Fund           AIM Limited Maturity Treasury Fund(6,7)
AIM Capital Development Fund          AIM Global Growth Fund                      AIM Money Market Fund
AIM Charter Fund                      AIM Global Trends Fund                      AIM Short-Term Bond Fund
AIM Constellation Fund                AIM Global Value Fund(5)                      AIM Total Return Bond Fund
AIM Dent Demographic Trends Fund      AIM International Core Equity Fund(2)
AIM Diversified Dividend Fund(1)      AIM International Emerging Growth Fund                   TAX-FREE
AIM Emerging Growth Fund              AIM International Growth Fund(2)
AIM Large Cap Basic Value Fund                                                    AIM High Income Municipal Fund
AIM Large Cap Growth Fund                                                         AIM Municipal Bond Fund
AIM Libra Fund                                                                    AIM Tax-Exempt Cash Fund
AIM Mid Cap Basic Value Fund                    SECTOR EQUITY                     AIM Tax-Free Intermediate Fund(6,7)
AIM Mid Cap Core Equity Fund(2)
AIM Mid Cap Growth Fund               AIM Global Energy Fund
AIM Opportunities I Fund(2,3)         AIM Global Financial Services Fund
AIM Opportunities II Fund(2,3)        AIM Global Health Care Fund
AIM Opportunities III Fund(2,3)       AIM Global Science and Technology Fund(2)
AIM Premier Equity Fund(2)            AIM Global Utilities Fund
AIM Premier Equity II Fund(2)         AIM New Technology Fund
AIM Select Equity Fund                AIM Real Estate Fund
AIM Small Cap Equity Fund
AIM Small Cap Growth Fund(4)
AIM Weingarten Fund

*Domestic equity and income fund


                    YOUR GOALS. OUR SOLUTIONS.--Servicemark--

    Mutual   Retirement   Annuities  College   Separately   Offshore   Alternative   Cash
    Funds    Products                Savings   Managed      Products   Investments   Management
                                     Plans     Accounts

                      (AIM INVESTMENTS LOGO APPEARS HERE)

(1) Effective May 2, 2003, AIM Large Cap Core Equity Fund was renamed AIM Diversified Dividend Fund. (2) The following fund name changes became effective July 1, 2002: AIM Asian Growth Fund renamed AIM Asia Pacific Growth Fund; AIM European Development Fund renamed AIM European Growth Fund; AIM Global Telecommunications and Technology Fund renamed AIM Global Science and Technology Fund; AIM International Equity Fund renamed AIM International Growth Fund; AIM International Value Fund renamed AIM International Core Equity Fund; AIM Large Cap Opportunities Fund renamed AIM Opportunities III Fund; AIM Mid Cap Equity Fund renamed AIM Mid Cap Core Equity Fund; AIM Mid Cap Opportunities Fund renamed AIM Opportunities II Fund; AIM Small Cap Opportunities Fund renamed AIM Opportunities I Fund; AIM Value Fund renamed AIM Premier Equity Fund; AIM Value II Fund renamed AIM Premier Equity II Fund. (3) Effective October 1, 2002, the fund was reopened to new investors. (4) AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. (5) Effective April 30, 2003, AIM Worldwide Spectrum Fund was renamed AIM Global Value Fund. (6) Class A shares closed to new investors on October 30, 2002. (7) Class A3 shares were first offered on October 31, 2002.

   For more complete information about any AIM fund, including sales charges and expenses, ask your financial advisor for a prospectus. Please read it carefully before investing. This brochure is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective fund prospectus, which contains more complete information, including sales charges and expenses. Please read it carefully before investing. If used after July 20, 2003, this brochure must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual Funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $115 billion in assets for approximately 9 million shareholders, including individual investors, corporate clients and financial institutions. The AIM Family of Funds--Registered Trademark-- is distributed nationwide. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $319 billion in assets under management. Data as of March 31, 2003.


AIMinvestments.com                                                    SINC-SAR-1

ITEM 2. CODE OF ETHICS.

                Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

                Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                Not applicable.

ITEM 5. [RESERVED]

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

As of June 20, 2003, an evaluation was performed under the supervision and with the participation of the officers of AIM Equity Funds, AIM International Funds Inc., AIM Investment Funds, AIM Special Opportunities Funds, and AIM Summit Funds (the "Funds"), including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), of the effectiveness of the Fund's disclosure controls and procedures. Based on that evaluation, the Fund's officers, including the PEO and PFO, concluded that, as of June 20, 2003, the Fund's disclosure controls and procedures were reasonably designed so as to ensure that material information relating to the Funds is made known to the PEO and PFO. There have been no significant changes in the Fund's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation and until the filing of this report, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10.  EXHIBITS.

(a)   Not applicable.

(b)(1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940. Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.

                                  SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /s/ ROBERT H. GRAHAM
   -------------------------------
      Robert H. Graham
      Principal Executive Officer

Date:  June 20, 2003

By:   /s/ DANA R. SUTTON
   ------------------------------
      Dana R. Sutton
      Principal Financial Officer

Date:  June 20, 2003


                         EXHIBIT INDEX

(b)(1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940. Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.